UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2009

Date of reporting period:	1/31/2009

Item 1.	Schedule of Investments

LARGE CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments

As of January 31, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS—92.9%

	COMMON STOCKS—92.7%

	Aerospace & Defense—5.5%
61,260	General Dynamics Corp.	$3,475,280
68,306	Lockheed Martin Corp.	5,603,824

		9,079,104

	Agriculture/Heavy Equipment—3.1%
67,442	Monsanto Co.	5,129,638

	Airlines—0.1%
20,270	UAL Corp.*(a)	191,349

	Beverages —0.9%
12,710	Coca-Cola Co. (The)	542,971
7,700	Molson Coors Brewing Co. (Class B Stock)(a)	310,079
14,090	PepsiCo, Inc.	707,741

		1,560,791

	Biotechnology—5.5%
16,490	Celgene Corp.*	873,145
71,294	Genentech, Inc.*	5,791,925
35,406	Genzyme Corp.*	2,440,182

		9,105,252

	Business Services—2.4%
29,543	MasterCard, Inc. (Class A Stock)(a)	4,011,348

	Chemicals—2.7%
16,901	Air Products & Chemicals, Inc.	850,120
9,230	Ecolab, Inc.	313,451
52,855	Praxair, Inc.(a)	3,290,752

		4,454,323

	Clothing & Apparel—0.1%
9,190	Avon Products, Inc.	187,935

	Commercial Banks—1.2%
16,600	State Street Corp.	386,282
107,624	U.S. Bancorp(a)	1,597,140

		1,983,422

	Commercial Services—0.5%
20,300	Accenture Ltd. (Class A Stock)(a)	640,668
4,400	Moody’s Corp.	94,248
3,370	New Oriental Education & Technology Group, ADR (China)*(a)	170,792

		905,708

	Communication Equipment
3,660	Juniper Networks, Inc.*(a)	51,826

	Computer Hardware—5.5%
52,958	Apple, Inc.*	4,773,104
44,050	Hewlett-Packard Co.	1,530,737
26,187	International Business Machines Corp.	2,400,039
26,920	NetApp, Inc.*(a)	399,224

		9,103,104

	Computer Services & Software—0.7%
2,600	Amazon.com, Inc.*	152,932
6,800	Cognizant Technology Solutions Corp. (Class A Stock)*(a)	127,364
14,560	DreamWorks Animation SKG, Inc. (Class A Stock)*	319,592

36,400	Microsoft Corp.	622,440

		1,222,328

	Computers & Peripherals—0.8%
44,560	EMC Corp.*	491,942
14,070	Research In Motion Ltd. (Canada)*	779,478

		1,271,420

	Cosmetics & Toiletries—0.2%
11,750	Alberto-Culver Co.	287,405

	Diversified—0.2%
5,800	3M Co.	311,982

	Diversified Financial Services—0.1%
6,200	Morgan Stanley	125,426

	Education—0.1%
4,770	DeVry, Inc.	255,577

	Electric Utilities—0.2%
11,870	Allegheny Energy, Inc.	394,559

	Electronic Components—0.4%
18,620	Thermo Fisher Scientific, Inc.*	669,017

	Engineering/Construction—0.3%
41,593	ABB Ltd., ADR (Switzerland)	542,789

	Entertainment & Leisure—1.2%
11,890	Hasbro, Inc.	286,906
25,290	International Game Technology(a)	268,074
261,506	Las Vegas Sands Corp.*(a)	1,346,756
300	Nintendo Co. Ltd. (Japan)	93,004

		1,994,740

	Environmental Services—0.3%
17,160	Republic Services, Inc.	443,758

	Financial - Bank & Trust—2.8%
16,920	Bank of New York Mellon Corp. (The)	435,521
29,060	Charles Schwab Corp. (The)	394,925
4,861,000	Industrial & Commercial Bank of China Ltd. (Class H Stock) (Hong Kong)	2,055,208
90,403	Wells Fargo & Co.(a)	1,708,617

		4,594,271

	Financial Services—4.4%
27,543	Goldman Sachs Group, Inc. (The)	2,223,547
12,230	JPMorgan Chase & Co.	311,987
8,660	Northern Trust Corp.	498,123
80,626	Visa, Inc. (Class A Stock)	3,978,893
26,880	Western Union Co. (The)	367,181

		7,379,731

	Food Products—0.7%
9,451	Groupe Danone (France)	487,065
4,400	Kellogg Co.	192,236
5,590	Kraft Foods, Inc. (Class A Stock)	156,800
8,908	Nestle SA (Switzerland)	308,581

		1,144,682

	Healthcare Services—2.1%
43,224	Abbott Laboratories	2,396,339
4,910	Alcon, Inc. (Switzerland)	420,492
21,746	UnitedHealth Group, Inc.	616,064

		3,432,895

	Healthcare-Products—0.3%
5,380	ResMed, Inc.*	214,662

8,990	Stryker Corp.(a)	379,738

		594,400

	Hotels & Motels—0.9%
49,439	Wynn Resorts Ltd.*(a)	1,487,125

	Hotels, Restaurants & Leisure—5.6%
159,968	McDonald’s Corp.	9,281,343

	Internet Services—3.1%
11,332	Google, Inc. (Class A Stock)*	3,836,222
58,350	VeriSign, Inc.*(a)	1,126,738
11,000	Yahoo!, Inc.*	129,030

		5,091,990

	Internet Software & Services—1.5%
26,790	McAfee, Inc.*(a)	816,827
96,157	Oracle Corp.*	1,618,322

		2,435,149

	Machinery & Equipment—0.4%
10,219	Deere & Co.	355,008
6,230	Roper Industries, Inc.	256,302

		611,310

	Media—0.2%
20,555	Walt Disney Co. (The)	425,077

	Medical Supplies & Equipment—2.7%
29,410	Baxter International, Inc.	1,724,897
3,890	Becton, Dickinson and Co.	282,686
18,910	Johnson & Johnson	1,090,918
21,750	Medtronic, Inc.	728,408
20,220	St. Jude Medical, Inc.*	735,401

		4,562,310

	Metals & Mining—0.3%
9,535	BHP Billiton PLC (United Kingdom)	163,191
5,510	Precision Castparts Corp.	357,874

		521,065

	Miscellaneous Manufacturers—1.0%
29,070	Danaher Corp.(a)	1,625,885

	Oil, Gas & Consumable Fuels—6.7%
8,810	Anadarko Petroleum Corp.	323,679
3,070	Apache Corp.	230,250
23,679	Cameron International Corp.*	548,406
13,990	Chevron Corp.	986,575
6,011	Devon Energy Corp.	370,278
2,570	Exxon Mobil Corp.	196,554
8,900	Halliburton Co.	153,525
8,350	Hess Corp.	464,343
3,300	Linde AG (Germany)	220,772
3,470	Occidental Petroleum Corp.	189,288
58,944	Petroleo Brasileiro SA, ADR (Brazil)	1,544,333
6,200	Plains Exploration & Production Co.*	130,944
26,294	Schlumberger Ltd. (Netherlands)	1,073,058
10,400	Southwestern Energy Co.*	329,160
64,390	Transocean Ltd.*	3,516,982
8,600	Weatherford International Ltd.*(a)	94,858
20,800	XTO Energy, Inc.	771,472

		11,144,477

	Pharmaceuticals—5.0%
18,800	Allergan, Inc.	716,656
3,800	Cephalon, Inc.*(a)	293,284
88,809	Gilead Sciences, Inc.*	4,508,833
15,870	Medco Health Solutions, Inc.*	713,039

79,451	Schering-Plough Corp.	1,395,160
13,610	Teva Pharmaceutical Industries Ltd., ADR (Israel)	564,134
4,570	Wyeth	196,373

		8,387,479

	Restaurants—2.4%
137,164	Yum! Brands, Inc.	3,925,634

	Retail & Merchandising—9.1%
3,480	Abercrombie & Fitch Co. (Class A Stock)(a)	62,118
13,210	Colgate-Palmolive Co.	859,178
44,021	Costco Wholesale Corp.(a)	1,982,266
136,021	CVS Caremark Corp.	3,656,244
6,280	GameStop Corp. (Class A Stock)*	155,618
10,460	Kohl’s Corp.*	383,987
175,203	Lowe’s Cos., Inc.	3,200,959
53,528	Target Corp.(a)	1,670,074
49,758	Wal-Mart Stores, Inc.	2,344,597
29,590	Walgreen Co.(a)	811,062

		15,126,103

	Retail - Auto Parts—0.1%
7,240	O’Reilly Automotive, Inc.*	210,467

	School—0.2%
3,960	Apollo Group, Inc. (Class A Stock)*	322,582

	Semiconductors—0.5%
2,280	Hittite Microwave Corp.*	58,413
38,490	Intel Corp.	496,521
42,730	Marvell Technology Group Ltd. (Bermuda)*	311,502

		866,436

	Semiconductors & Semiconductor Equipment—0.3%
9,470	Broadcom Corp. (Class A Stock)*(a)	150,099
14,780	Linear Technology Corp.(a)	346,148

		496,247

	Software—0.2%
7,500	Citrix Systems, Inc.*	157,800
15,490	Electronic Arts, Inc.*(a)	239,166

		396,966

	Specialty Retail—0.4%
7,270	Best Buy Co., Inc.	203,705
26,390	Staples, Inc.	420,657

		624,362

	Telecommunications—3.3%
6,640	America Movil SAB de CV (Class L Stock), ADR (Mexico)	189,306
71,900	Cisco Systems, Inc.*	1,076,343
18,260	MetroPCS Communications, Inc.*(a)	248,154
36,220	Nuance Communications, Inc.*	357,129
103,904	QUALCOMM, Inc.	3,589,883

		5,460,815

	Textiles, Apparel & Luxury Goods—1.7%
61,142	NIKE, Inc. (Class B Stock)(a)	2,766,675

	Tobacco—0.6%
25,520	Philip Morris International, Inc.	948,068

	Transportation—4.2%
14,640	J.B. Hunt Transport Services, Inc.(a)	326,033
49,187	Norfolk Southern Corp.(a)	1,886,813

108,487	Union Pacific Corp.(a)	4,750,646

		6,963,492

	TOTAL COMMON STOCKS (cost $169,242,136)	154,109,837

	PREFERRED STOCK—0.2%

	Financial - Bank & Trust—0.2%
19,900	Wells Fargo & Co., Series J, 8.00% (cost $382,465)(a)	362,180

	TOTAL LONG-TERM INVESTMENTS (cost $169,624,601)	154,472,017

	SHORT-TERM INVESTMENT—24.3%

	AFFILIATED MONEY MARKET MUTUAL FUND
40,401,795	Dryden Core Investment Fund - Taxable Money Market Series (cost $40,401,795; includes $27,545,714 of cash collateral for securities on loan)(b)(w)	40,401,795

	TOTAL INVESTMENTS(o)—117.2% (cost $210,026,396)(p)	194,873,812

	Liabilities in excess of other assets—(17.2)%	(28,537,624)

	NET ASSETS—100%	$166,336,188

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $25,854,204; cash collateral of $27,545,714 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of January 31, 2009, 2 securities representing $2,148,212 and 1.3% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	The United States federal income tax basis of the Portfolio’s investments was $220,622,597; accordingly, net unrealized depreciation on investments for federal income tax purposes was $25,748,785 (gross unrealized appreciation - $6,820,175; gross unrealized depreciation - $32,568,960). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$192,725,600	—
Level 2 - Other Significant Observable Inputs	2,148,212	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$194,873,812	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and January 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

LARGE CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments

As of January 31, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS—97.0%

	COMMON STOCKS

	Aerospace & Defense—4.5%
18,700	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)(a)	$281,809
10,352	General Dynamics Corp.	587,269
15,600	Lockheed Martin Corp.	1,279,824
69,400	Northrop Grumman Corp.	3,339,528
12,260	Raytheon Co.	620,601
32,600	United Technologies Corp.	1,564,474

		7,673,505

	Air Freight & Couriers—0.4%
13,400	FedEx Corp.	682,596

	Auto Components—0.4%
49,700	Johnson Controls, Inc.	621,747

	Automobile—0.2%
35,000	Harley-Davidson, Inc.(a)	426,300

	Banks—0.5%
14,251	Northern Trust Corp.	819,718

	Biotechnology—0.8%
26,677	Amgen, Inc.*	1,463,233

	Chemicals—1.7%
11,786	Air Products & Chemicals, Inc.	592,836
112,300	Dow Chemical Co. (The)	1,301,557
13,600	Eastman Chemical Co.	352,920
17,100	PPG Industries, Inc.	642,618

		2,889,931

	Commercial Banks—3.1%
10,900	Comerica, Inc.(a)	181,594
39,600	KeyCorp	288,288
44,100	PNC Financial Services Group, Inc.(a)	1,434,132
5,400	SunTrust Banks, Inc.	66,204
177,824	Wells Fargo & Co.(a)	3,360,874

		5,331,092

	Commercial Services & Supplies—1.8%
99,300	Waste Management, Inc.(a)	3,097,167

	Communications Equipment—0.3%
247,700	Alcatel-Lucent, ADR (France)*	487,969

	Computers & Peripherals—3.3%
81,200	Hewlett-Packard Co.	2,821,700
31,500	International Business Machines Corp.	2,886,975

		5,708,675

	Diversified Financial Services—3.7%
145,886	Bank of America Corp.	959,930
95,500	Citigroup, Inc.	339,025
7,661	Franklin Resources, Inc.	370,945
6,600	Goldman Sachs Group, Inc. (The)	532,818
166,170	JPMorgan Chase & Co.	4,238,997

		6,441,715

	Diversified Machinery—0.2%
12,100	Deere & Co.(a)	420,354

	Diversified Telecommunication Services—4.9%
177,400	AT&T, Inc.	4,367,588

135,084	Verizon Communications, Inc.	4,034,959

		8,402,547

	Electric—0.9%
51,000	Public Service Enterprise Group, Inc.	1,610,070

	Electric Utilities—4.7%
114,197	Edison International	3,719,396
3,200	Entergy Corp.	244,352
18,300	Exelon Corp.	992,226
32,224	FirstEnergy Corp.	1,610,878
16,600	FPL Group, Inc.(a)	855,730
18,369	PG&E Corp.	710,329

		8,132,911

	Electronic Components—0.4%
19,080	Covidien Ltd. (Bermuda)	731,527

	Electronic Components & Equipment—0.5%
12,000	Emerson Electric Co.	392,400
12,700	Thermo Fisher Scientific, Inc.*	456,311

		848,711

	Electronic Equipment & Instruments—0.4%
48,025	Tyco Electronics Ltd. (Bermuda)	680,034

	Energy Equipment & Services—2.4%
37,651	Diamond Offshore Drilling, Inc.(a)	2,362,977
102,900	Halliburton Co.	1,775,025

		4,138,002

	Food & Drug Retailers—1.5%
119,700	Safeway, Inc.	2,565,171

	Food & Staples Retailing—0.6%
20,300	Wal-Mart Stores, Inc.	956,536

	Food Products—1.8%
72,600	Kroger Co. (The)	1,633,500
41,751	Nestle SA, ADR (Switzerland)	1,438,322

		3,071,822

	Healthcare Equipment & Supplies—0.8%
59,300	Boston Scientific Corp.*	525,991
25,100	Medtronic, Inc.	840,599

		1,366,590

	Healthcare Providers & Services—1.6%
32,200	Aetna, Inc.	998,200
46,900	Cardinal Health, Inc.	1,765,785

		2,763,985

	Healthcare Services—0.3%
11,600	Biogen Idec, Inc.*	564,340

	Household Durables—0.4%
21,000	Fortune Brands, Inc.	672,000

	Household Products—1.9%
62,200	Kimberly-Clark Corp.	3,201,434

	Industrial Conglomerates—1.3%
13,700	3M Co.	736,923
60,300	General Electric Co.	731,439
40,025	Tyco International Ltd. (Bermuda)	841,325

		2,309,687

	Insurance—7.0%
26,168	ACE Ltd. (Switzerland)	1,142,495
95,000	Allstate Corp. (The)	2,058,650
30,900	Chubb Corp.	1,315,722
38,300	Genworth Financial, Inc. (Class A Stock)	88,856

6,300	Hanover Insurance Group, Inc. (The)	254,646
118,369	MetLife, Inc.	3,400,741
87,200	Travelers Cos., Inc. (The)	3,369,408
19,400	Unum Group	274,704
47,800	XL Capital Ltd. (Class A Stock) (Cayman Islands)	138,620

		12,043,842

	Internet Software & Services—0.2%
34,000	eBay, Inc.*	408,680

	Machinery—1.4%
52,600	Caterpillar, Inc.(a)	1,622,710
5,800	Cummins, Inc.	139,084
21,600	PACCAR, Inc.(a)	570,024

		2,331,818

	Media—3.1%
150,000	CBS Corp. (Class B Stock)(a)	858,000
118,600	Comcast Corp. (Class A Stock)	1,737,490
219,263	Time Warner, Inc.(a)	2,045,724
33,116	Walt Disney Co. (The)	684,839

		5,326,053

	Metals & Mining—1.6%
110,000	Alcoa, Inc.(a)	856,900
35,848	Nucor Corp.	1,462,240
16,900	Peabody Energy Corp.	422,500

		2,741,640

	Mining—0.3%
13,208	BHP Billiton Ltd., ADR (Australia)	495,828

	Multi-Utilities—0.2%
9,400	Wisconsin Energy Corp.	419,052

	Multi-Utilities & Unregulated Power—0.6%
29,000	Dominion Resources, Inc.	1,020,220

	Multiline Retail—0.2%
24,000	JCPenney Co., Inc.(a)	402,000

	Office Electronics—0.9%
221,500	Xerox Corp.(a)	1,470,760

	Oil, Gas & Consumable Fuels—12.4%
15,379	Anadarko Petroleum Corp.	565,024
38,007	Apache Corp.	2,850,525
53,905	Chevron Corp.	3,801,381
99,700	ConocoPhillips	4,738,741
9,727	Devon Energy Corp.	599,183
25,700	Exxon Mobil Corp.	1,965,536
100,000	Marathon Oil Corp.	2,723,000
24,009	Occidental Petroleum Corp.	1,309,691
27,200	Royal Dutch Shell PLC (Class B Stock), ADR (Netherlands)(a)	1,300,976
37,786	XTO Energy, Inc.	1,401,483

		21,255,540

	Paper & Forest Products—0.2%
35,400	International Paper Co.	322,848

	Pharmaceuticals—10.2%
11,400	Abbott Laboratories	632,016
29,300	Bristol-Myers Squibb Co.	627,313
86,000	Eli Lilly & Co.	3,166,520
63,800	Johnson & Johnson	3,680,622
70,900	Merck & Co., Inc.	2,024,195
282,700	Pfizer, Inc.	4,121,766
60,500	Schering-Plough Corp.	1,062,380

50,000	Wyeth	2,148,500

		17,463,312

	Real Estate Investment Trusts—0.9%
13,251	AvalonBay Communities, Inc.(a)	686,535
21,100	Simon Property Group, Inc.(a)	906,878

		1,593,413

	Retail & Merchandising—2.4%
34,450	Best Buy Co., Inc.(a)	965,289
98,574	CVS Caremark Corp.	2,649,669
23,052	TJX Cos., Inc.	447,670

		4,062,628

	Road & Rail—1.2%
32,400	Burlington Northern Santa Fe Corp.(a)	2,146,500

	Semiconductors & Semiconductor Equipment—0.2%
23,400	Texas Instruments, Inc.	349,830

	Software—2.9%
25,600	BMC Software, Inc.*	648,448
80,658	CA, Inc.	1,451,038
169,734	Microsoft Corp.(a)	2,902,451

		5,001,937

	Specialty Retail—2.0%
15,200	AutoNation, Inc.*(a)	141,056
21,700	Gap, Inc. (The)	244,776
87,011	Home Depot, Inc. (The)	1,873,347
16,000	Limited Brands, Inc.(a)	126,720
61,000	Staples, Inc.	972,340

		3,358,239

	Telecommunication Services—0.3%
34,100	Cisco Systems, Inc.*	510,477

	Textiles, Apparel & Luxury Goods—0.4%
34,500	Jones Apparel Group, Inc.	119,370
11,523	NIKE, Inc. (Class B Stock)	521,416

		640,786

	Thrifts & Mortgage Finance
156,500	Washington Mutual, Inc.	—

	Tobacco—3.1%
112,000	Altria Group, Inc.	1,852,480
10,900	Lorillard, Inc.	648,114
75,900	Philip Morris International, Inc.	2,819,685

		5,320,279

	TOTAL LONG-TERM INVESTMENTS (cost $215,819,284)	166,765,051

	SHORT-TERM INVESTMENT—14.7%

	AFFILIATED MONEY MARKET MUTUAL FUND
25,301,230	Dryden Core Investment Fund - Taxable Money Market Series (cost $25,301,230)(b)(w)	25,301,230

	TOTAL INVESTMENTS(o)—111.7% (cost $241,120,514)(p)	192,066,281

	Liabilities in excess of other assets—(11.7)%	(20,152,941)

	NET ASSETS—100%	$171,913,340

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $19,026,679; cash collateral of $20,639,645 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of January 31, 2009, one security representing $0 and 0.0% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	The United States federal income tax basis of the Portfolio’s investments was $258,502,606; accordingly, net unrealized depreciation on investments for federal income tax purposes was $66,436,325 (gross unrealized appreciation $6,372,571; gross unrealized depreciation $72,808,896). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$192,066,281	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$192,066,281	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and January 31, 2009, the Portfolio had one level 3 security with market value of $0.

SMALL CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments

As of January 31, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS—98.8%

	COMMON STOCKS

	Aerospace & Defense—1.4%
11,658	Esterline Technologies Corp.*	$420,737
29,600	Orbital Sciences Corp.*(a)	496,392

		917,129

	Airlines—1.1%
14,166	Allegiant Travel Co.(a)	506,576
9,238	Copa Holdings, S.A. (Panama)	242,405

		748,981

	Beverages—0.7%
12,425	Green Mountain Coffee Roasters, Inc.(a)	475,380

	Biotechnology—0.6%
16,144	Martek Biosciences Corp.*	427,009

	Building Materials—0.4%
11,725	Texas Industries, Inc.(a)	266,275

	Chemicals—2.3%
136,820	Huntsman Corp.	363,941
28,345	Intrepid Potash, Inc.*(a)	577,671
14,200	Quaker Chemical Corp.	162,022
22,875	Terra Industries, Inc.(a)	468,480

		1,572,114

	Clothing & Apparel—1.2%
20,300	Gymboree Corp.*(a)	497,350
29,847	True Religion Apparel, Inc.(a)	340,554

		837,904

	Commercial Services—9.4%
11,363	Chemed Corp.	455,997
36,985	Corrections Corp. of America*	509,653
20,685	FTI Consulting, Inc.*(a)	848,292
39,735	GEO Group, Inc. (The)*(a)	588,078
23,025	HMS Holdings Corp.	712,624
5,505	K12, Inc.*	87,915
18,390	MAXIMUS, Inc.(a)	683,372
29,645	Monster Worldwide, Inc.*(a)	273,030
25,400	PAREXEL International Corp.	251,206
19,870	School Specialty, Inc.*(a)	327,855
17,662	Team, Inc.*(a)	348,825
15,496	VistaPrint Ltd. (Bermuda)(a)	354,858
31,880	Waste Connections, Inc.*	925,158

		6,366,863

	Computer Hardware—1.3%
22,554	Data Domain, Inc.(a)	293,653
35,510	Sykes Enterprises, Inc.*	593,372

		887,025

	Computer Networking—0.4%
23,926	Atheros Communications	287,351

	Computer Services & Software—8.3%
20,465	ANSYS, Inc.*(a)	508,760
72,780	Compellent Technologies, Inc.*(a)	880,638
16,116	Diebold, Inc.	399,354
47,800	eResearchTechnology, Inc.	276,762
40,400	JDA Software Group, Inc.*	452,480
13,130	Mantech International Corp. (Class A Stock)*(a)	704,162
61,340	Netezza Corp.*	372,334

20,870	Solera Holdings, Inc.	502,758
20,900	SPSS, Inc.*	536,712
14,277	Stanley, Inc.	432,022
31,800	The9 Ltd., ADR (Cayman Islands)	508,800

		5,574,782

	Distribution/Wholesale—0.8%
5,840	MWI Veterinary Supply, Inc.*(a)	122,231
11,194	Owens & Minor, Inc.	445,186

		567,417

	Diversified Financial Services—0.5%
22,080	Interactive Brokers Group, Inc.	337,162

	Education—2.5%
21,917	American Public Education, Inc.*	858,269
14,495	Blackboard, Inc.(a)	368,318
8,178	Capella Education Co.(a)	452,489

		1,679,076

	Electrical Equipment—1.0%
40,120	Advanced Energy Industries, Inc.*	360,278
41,709	Ultralife Corp.(a)	334,089

		694,367

	Electronic Components—3.7%
8,423	Axsys Technologies, Inc.*(a)	359,662
38,845	Coherent, Inc.*	702,706
10,465	Dolby Laboratories, Inc. (Class A Stock)*	267,485
10,986	Energy Conversion Devices, Inc.(a)	276,518
24,200	OYO Geospace Corp.*	361,790
45,100	Universal Electronics, Inc.*	508,728

		2,476,889

	Energy Equipment & Services—1.2%
22,580	Lufkin Industries, Inc.	789,171

	Entertainment & Leisure—5.4%
63,735	Bally Technologies, Inc.*(a)	1,286,810
61,545	Lions Gate Entertainment Corp. (Canada)*	345,267
47,430	Macrovision Solutions Corp.*(a)	621,807
95,580	Shuffle Master, Inc.*	324,016
48,245	WMS Industries, Inc.*(a)	1,072,004

		3,649,904

	Environmental Services—2.1%
19,960	Alpha Natural Resources, Inc.*	325,747
8,960	Clean Harbors, Inc.*	479,450
27,158	Tetra Tech, Inc.	630,880

		1,436,077

	Financial Services—3.2%
16,907	Bankrate, Inc.(a)	564,017
30,435	First Commonwealth Financial Corp.(a)	291,872
15,925	Investment Technology Group, Inc.*(a)	345,254
38,000	Knight Capital Group, Inc. (Class A Stock)*(a)	685,140
11,265	Lender Processing Services, Inc.	291,989

		2,178,272

	Healthcare Providers & Services—1.5%
9,507	Athenahealth, Inc.	343,013
25,560	Gentiva Health Services, Inc.*	646,157

		989,170

	Healthcare Services—9.7%
12,987	Almost Family, Inc.*	400,519
22,804	Amedisys, Inc.*(a)	940,209
41,375	Centene Corp.*	733,579
18,515	Emergency Medical Services Corp.	620,623
57,395	ICON PLC, ADR (Ireland)*	1,153,639
18,975	LHC Group, Inc.*(a)	504,925
23,315	Lincare Holdings, Inc.*(a)	560,726

25,905	PSS World Medical, Inc.*(a)	411,371
22,458	Psychiatric Solutions, Inc.*(a)	583,908
54,400	Sun Healthcare Group, Inc.	616,352

		6,525,851

	Industrial Products—0.4%
11,400	CIRCOR International, Inc.	253,650

	Insurance—0.8%
22,445	Tower Group, Inc.(a)	562,696

	Internet Services—4.9%
35,300	Internet Capital Group, Inc.*	152,143
23,706	NetFlix, Inc.*(a)	856,735
17,988	Perfect World Co. Ltd., ADR (China)(a)	268,381
105,200	Sapient Corp.	448,152
19,817	Shanda Interactive Entertainment Ltd., ADR (China)*	584,601
4,600	Sohu.com, Inc. (China)	192,740
146,400	TIBCO Software, Inc.*	783,240

		3,285,992

	Machinery & Equipment—0.6%
30,678	DXP Enterprises, Inc.	416,607

	Media—1.7%
77,985	Entravision Communications Corp. (Class A Stock)*	65,507
12,540	Factset Research Systems, Inc.(a)	499,092
16,415	John Wiley & Sons, Inc. (Class A Stock)(a)	581,584

		1,146,183

	Medical Supplies & Equipment—9.5%
79,675	American Medical Systems Holdings, Inc.*	852,522
28,500	American Oriental Bioengineering, Inc. (China)(a)	142,500
45,805	Cutera, Inc.*	307,351
91,210	Eclipsys Corp.*	799,000
15,730	Hansen Medical, Inc.*(a)	71,100
7,100	Mindray Medical International Ltd., ADR (China)(a)	146,970
6,335	Myriad Genetics, Inc.*	472,401
24,315	Quality Systems, Inc.(a)	906,463
12,810	ResMed, Inc.*(a)	511,119
4,320	SurModics, Inc.*(a)	85,666
54,165	Thoratec Corp.*	1,569,160
19,330	Vital Images, Inc.*	218,622
21,700	Zoll Medical Corp.	347,417

		6,430,291

	Metals & Mining—1.8%
22,005	Cliffs Natural Resources, Inc.	509,856
20,015	Northwest Pipe Co.*(a)	705,729

		1,215,585

	Oil, Gas & Consumable Fuels—2.8%
9,410	Atwood Oceanics, Inc.*	156,677
12,582	CARBO Ceramics, Inc.	452,323
20,571	Carrizo Oil & Gas, Inc.	285,114
6,400	Core Laboratories NV (Netherlands)	430,016
25,840	Denbury Resources, Inc.*	316,282
14,400	Natco Group, Inc. (Class A Stock)(a)	246,672

		1,887,084

	Pharmaceuticals—5.4%
20,945	BioMarin Pharmaceutical, Inc.*(a)	403,401
48,064	Cubist Pharmaceuticals, Inc.*(a)	1,029,050
17,620	Herbalife Ltd.(a)	361,386
18,694	Kendle International, Inc.	357,055
5,255	Onyx Pharmaceuticals, Inc.*	159,910
29,810	Pharmerica Corp.*	490,077

6,300	United Therapeutics Corp.*(a)	428,085
35,141	Viropharma, Inc.*	421,692

		3,650,656

	Restaurants—0.7%
40,915	BJ’s Restaurants, Inc.*(a)	454,157

	Retail—2.7%
33,610	Cash America International, Inc.	614,391
53,245	Genesco, Inc.*	819,973
25,000	Pantry, Inc. (The)*	415,750

		1,850,114

	Retail & Merchandising—2.8%
26,600	Aeropostale, Inc.*	561,526
6,400	Deckers Outdoor Corp.*	334,336
44,122	Ezcorp, Inc. (Class A Stock)	598,736
25,117	PetMed Express, Inc.	362,689

		1,857,287

	Semiconductors—1.1%
28,500	Microsemi Corp.*(a)	239,400
26,730	Varian Semiconductor Equipment Associates, Inc.*(a)	508,939

		748,339

	Telecommunications—3.8%
9,160	Comtech Telecommunications Corp.	355,408
53,145	EMS Technologies, Inc.*	1,275,480
51,645	Infinera Corp.(a)	354,285
16,793	InterDigital, Inc.	542,918

		2,528,091

	Transportation—0.6%
16,026	Bristow Group, Inc.*(a)	387,669

	Utilities—0.5%
10,450	Sunpower Corp.	359,405

	TOTAL LONG-TERM INVESTMENTS (cost $90,574,691)	66,717,975

	SHORT-TERM INVESTMENT—32.2%

	AFFILIATED MONEY MARKET MUTUAL FUND
21,745,836	Dryden Core Investment Fund - Taxable Money Market Series (cost $21,745,836; includes $20,641,230 of cash collateral for securities on loan)(b)(w)	21,745,836

	TOTAL INVESTMENTS—131.0% (cost $112,320,527)(p)	88,463,811

	Liabilities in excess of other assets—(31.0)%	(20,960,395)

	NET ASSETS—100%	$67,503,416

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $19,068,154; cash collateral of $20,641,230 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Portfolio’s investments was $113,443,142; accordingly, net unrealized depreciation on investments for federal income tax purposes was $24,979,331 (gross unrealized appreciation - $1,012,149; gross unrealized depreciation - $25,991,480). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$88,463,811	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$88,463,811	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and January 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments

As of January 31, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS—94.4%

	COMMON STOCKS

	Aerospace/Defense—2.6%
88,400	AAR Corp.*(a)	$1,603,576
14,375	Alliant Techsystems, Inc.*(a)	1,161,644
111,485	BE Aerospace, Inc.*	1,078,060
43,900	Curtiss-Wright Corp.	1,417,970
3,500	Esterline Technologies Corp.*	126,315
68,175	Moog, Inc. (Class A Stock)*	2,042,523
72,910	Teledyne Technologies, Inc.*	2,032,001
16,892	Triumph Group, Inc.(a)	764,870

		10,226,959

	Airlines—0.5%
1,000	Alaska Air Group, Inc.*	26,360
2,900	JetBlue Airways Corp. (New Zealand)*	16,327
14,800	Republic Airways Holdings, Inc.*	121,212
121,800	SkyWest, Inc.	1,906,170
12,100	US Airways Group, Inc.*(a)	68,607

		2,138,676

	Apparel/Shoes—0.2%
500	Carter’s, Inc.*	8,495
700	Children’s Place Retail Stores, Inc. (The)*(a)	13,167
75,800	Hanesbrands, Inc.*(a)	681,442

		703,104

	Auto Related—0.1%
75,577	Cooper Tire & Rubber Co.	352,945

	Automobile Manufacturers—0.1%
1,900	Commercial Vehicle Group, Inc.*	1,900
69,252	Oshkosh Corp.	499,999
8,600	Wabash National Corp.	24,252

		526,151

	Automotive Components
15,800	Lear Corp.*	14,378

	Automotive Parts—0.1%
43,625	ATC Technology Corp.*	569,306

	Banks—4.5%
2,090	1st Source Corp.	37,202
2,700	Ameris Bancorp.	20,682
1,200	BancFirst Corp.	42,744
51,699	BancorpSouth, Inc.	977,111
49,392	Bank Mutual Corp.	436,131
1,000	Banner Corp.	3,150
86,280	Cardinal Financial Corp.	478,854
2,500	Cathay General Bancorp(a)	31,750
6,200	Central Pacific Financial Corp.	41,726
2,900	Chemical Financial Corp.	66,120
6,000	City Holding Co.	154,260
15,400	Colonial BancGroup, Inc. (The)(a)	12,166
3,500	Columbia Banking System, Inc.(a)	31,150
3,300	Community Bank System, Inc.	59,235
5,800	Community Trust Bancorp, Inc.	162,226
55,450	Cullen / Frost Bankers, Inc.	2,427,046
5,100	Dime Community Bancshares	51,255
139,181	East West Bancorp, Inc.(a)	1,320,828
900	Financial Institutions, Inc.	7,524
10,800	First Bancorp (Puerto Rico)(a)	76,788
64,877	First Financial Bancorp	526,801
2,100	First Financial Holdings, Inc.	31,794

16,100	First Niagara Financial Group, Inc.	210,266
200	First Place Financial Corp. (OH)	574
1,400	FirstFed Financial Corp.*	1,190
59,834	FirstMerit Corp.	967,516
33,119	Hancock Holding Co.	906,467
20,300	Hanmi Financial Corp.	38,773
5,350	IBERIABANK Corp.	226,787
5,700	Independent Bank Corp.	105,678
2,500	Lakeland Financial Corp.	51,500
4,380	MainSource Financial Group, Inc.	42,793
4,500	Nara Bancorp, Inc.	26,595
500	Old Second Bancorp, Inc.	4,470
3,700	Oriental Financial Group, Inc. (Puerto Rico)	18,685
2,200	Peoples Bancorp, Inc.	22,154
59,450	Prosperity Bancshares, Inc.	1,608,122
6,400	Provident Bankshares Corp.	41,088
2,051	Republic Bancorp, Inc. (KY) (Class A Stock)(a)	36,918
415	SCBT Financial Corp.	11,147
2,000	Sierra Bancorp	24,500
51,222	Signature Bank (NY)*(a)	1,315,893
1,500	Simmons First National Corp. (Class A Stock)	36,960
3,400	Southside Bancshares, Inc.	64,668
6,200	Southwest Bancorp, Inc.	64,976
10,550	Sterling Bancshares, Inc.	58,658
85,650	Sterling Financial Corp.	158,453
50,000	Susquehanna Bancshares, Inc.	550,000
2,500	Trico Bancshares	50,350
91,683	Trustmark Corp.(a)	1,861,165
6,483	Umpqua Holdings Corp.	63,533
108,210	United Bankshares, Inc.(a)	2,271,328
4,200	West Coast Bancorp	12,474
1,700	WSFS Financial Corp.(a)	43,860

		17,894,084

	Beverages—0.4%
15,221	Boston Beer Co., Inc.*	384,178
75,000	PepsiAmericas, Inc.	1,209,750

		1,593,928

	Biotechnology—0.1%
1,500	Alexion Pharmaceuticals, Inc.*	55,305
1,800	Bio-Rad Laboratories, Inc. (Class A Stock)*	114,372
3,000	Celera Corp.*	25,320
1,500	Emergent Biosolutions, Inc.*(a)	32,895
4,825	Protalix BioTherapeutics, Inc. (Israel)*	11,339

		239,231

	Broadcasting
8,900	Cox Radio, Inc. (Class A Stock)*	44,945
2,600	DG Fastchannel, Inc.*	37,674
5,800	Entercom Communications Corp. (Class A Stock)	6,786

		89,405

	Building & Construction—0.3%
95,000	Chicago Bridge & Iron Co. NV (Netherlands)	1,069,700

	Building Materials
12,100	Comfort Systems USA, Inc.	123,783
2,000	Perini Corp.*	41,700

		165,483

	Building Products—0.6%
3,900	Apogee Enterprises, Inc.	39,975
60,000	Lennox International, Inc.(a)	1,686,600
4,300	NCI Building Systems, Inc.*	49,837
56,500	Quanex Building Products Corp.	479,685

2,600	Universal Forest Products, Inc.	54,600

		2,310,697

	Business Services—0.9%
104,000	3Com Corp.*	242,320
2,600	COMSYS IT Partners, Inc.*	5,200
94,100	URS Corp.*	3,204,105

		3,451,625

	Capital Markets—0.7%
122,500	Jefferies Group, Inc.(a)	1,413,650
89,800	Waddell & Reed Financial, Inc. (Class A Stock)	1,267,976

		2,681,626

	Chemicals—3.5%
3,800	Aceto Corp.	33,972
33,750	Airgas, Inc.	1,191,713
7,012	Arch Chemicals, Inc.	157,139
29,920	Cabot Corp.	399,731
19,981	Cytec Industries, Inc.	408,412
20,513	FMC Corp.	915,290
8,200	H.B. Fuller Co.	114,554
3,600	Innospec, Inc. (United Kingdom)	17,532
27,902	International Flavors & Fragrances, Inc.	798,555
45,000	Lubrizol Corp. (The)	1,535,400
124,500	Methanex Corp. (Canada)	967,365
1,400	Minerals Technologies, Inc.	52,934
1,200	NewMarket Corp.	37,800
99,963	Olin Corp.	1,404,480
1,900	OM Group, Inc.*	36,822
4,400	Rockwood Holdings, Inc.*	33,044
100,000	RPM International, Inc.	1,231,000
3,300	Schulman A, Inc.	49,995
95,700	Sensient Technologies Corp.(a)	2,057,550
6,400	Spartech Corp.	20,288
54,500	Terra Industries, Inc.(a)	1,116,160
68,600	Valspar Corp. (The)(a)	1,190,210

		13,769,946

	Clothing & Apparel—0.3%
2,800	Cato Corp. (The) (Class A Stock)	37,044
45,950	G & K Services, Inc. (Class A Stock)	847,777
3,800	Gymboree Corp.*(a)	93,100
5,900	Maidenform Brands, Inc.*(a)	52,805

		1,030,726

	Commercial Banks—0.9%
2,149	Amcore Financial, Inc.	2,987
143,270	First Horizon National Corp.(a)	1,363,930
124,000	Fulton Financial Corp.(a)	870,480
35,000	International Bancshares Corp.	637,700
9,300	UCBH Holdings, Inc.(a)	21,669
32,132	Zions Bancorp(a)	479,410

		3,376,176

	Commercial Services—1.5%
3,300	Consolidated Graphics, Inc.*	53,163
500	CRA International, Inc.*	10,505
1,100	Electro Rent Corp.	11,660
5,500	Gartner, Inc.*	77,880
3,100	GEO Group, Inc. (The)*	45,880
72,050	Healthspring, Inc.*	1,255,111
400	MAXIMUS, Inc.(a)	14,864
122,000	Pharmaceutical Product Development, Inc.(a)	2,914,580
10,600	Spherion Corp.*	15,158
18,200	Stewart Enterprises, Inc. (Class A Stock)	62,244
3,600	Viad Corp.	80,028

49,862	Waste Connections, Inc.*	1,446,995

		5,988,068

	Commercial Services & Supplies—1.5%
85,700	Ennis, Inc.	958,983
46,950	Healthcare Services Group, Inc.	719,274
11,300	Heidrick & Struggles International, Inc.	171,760
100,000	Schawk, Inc.	814,000
85,949	School Specialty, Inc.*(a)	1,418,159
1,700	Valassis Communications, Inc.*	2,176
36,875	Watson Wyatt Worldwide, Inc. (Class A Stock)(a)	1,714,687

		5,799,039

	Communication Equipment
5,000	Tekelec*	62,100

	Computer Hardware—1.0%
12,400	Aspen Technology, Inc.*	83,080
45,610	CACI International, Inc. (Class A Stock)*(a)	2,059,292
6,900	CIBER, Inc.*	30,084
6,500	Electronics for Imaging, Inc.*	57,785
60,000	Imation Corp.	584,400
1,300	Palm, Inc.*(a)	9,971
3,300	PC Connection, Inc.*	16,137
74,926	Perot Systems Corp. (Class A Stock)*	973,289
30,400	Quantum Corp.*	15,504
1,580	Radisys Corp.*	7,473
3,500	Silcon Storage Technology, Inc.*	7,175
3,500	Sykes Enterprises, Inc.*	58,485

		3,902,675

	Computer Services & Software—3.1%
48,621	Avocent Corp.*(a)	697,711
2,400	Digi International, Inc.*	18,240
84,800	Global Payments, Inc.	2,943,408
1,600	infoGROUP, Inc.	5,904
2,500	JDA Software Group, Inc.*	28,000
1,500	Mantech International Corp. (Class A Stock)*(a)	80,445
35,125	MICROS Systems, Inc.*	505,800
110,072	Parametric Technology Corp.*	990,648
1,400	PC Mall, Inc.*	5,558
2,500	Progress Software Corp.*	42,650
2,500	Quest Software, Inc.*	31,175
3,200	Semtech Corp.*	37,600
500	SPSS, Inc.*	12,840
185,250	SRA International, Inc. (Class A Stock)*(a)	3,025,133
109,678	Sybase, Inc.*(a)	2,995,306
5,700	SYNNEX Corp.*	87,495
32,720	Synopsys, Inc.*	605,320
5,200	Trident Microsystems, Inc.*	8,840
1,000	Virtusa Corp.*	7,550
103,731	Xyratex Ltd. (Bermuda)*	179,455

		12,309,078

	Computers
6,600	Mentor Graphics Corp.*	30,756

	Computers & Peripherals—0.4%
70,050	Diebold, Inc.	1,735,839

	Conglomerates
10,400	Tomkins PLC, ADR (United Kingdom)	70,096

	Construction—0.1%
15,875	Foster Wheeler Ltd.*	317,024

	Construction & Engineering—0.8%
4,300	EMCOR Group, Inc.*	88,537

90,600	Granite Construction, Inc.(a)	3,190,932

		3,279,469

	Consumer Finance
105,900	Advance America Cash Advance Centers, Inc.	149,319

	Consumer Products & Services—1.9%
3,600	American Greetings Corp. (Class A Stock)	15,624
63,708	Central Garden & Pet Co.*	384,797
62,386	Central Garden & Pet Co. (Class A Stock)*(a)	374,316
3,700	Compass Diversified Holdings	39,997
5,900	Helen of Troy Ltd. (Bermuda)*	61,773
993	Jarden Corp.*	10,357
98,500	Scotts Miracle-Gro Co. (The) (Class A Stock)	3,173,670
53,346	Snap-on, Inc.(a)	1,609,982
62,600	Toro Co. (The)	1,853,586

		7,524,102

	Consumer Services—0.1%
20,600	Rent-A-Center, Inc.*	305,910

	Containers & Packaging—1.9%
96,238	Bemis Co., Inc.	2,172,092
1,400	Core-Mark Holding Co., Inc.*	25,676
94,280	Pactiv Corp.*	2,038,333
7,900	Rock-Tenn Co. (Class A Stock)	246,243
63,893	Silgan Holdings, Inc.	2,928,855

		7,411,199

	Distribution/Wholesale—0.2%
2,000	United Stationers, Inc.*	56,020
34,887	WESCO International, Inc.*	642,619

		698,639

	Diversified Financial Services—0.1%
21,109	Federated Investors, Inc. (Class B Stock)	412,047
2,700	Nelnet, Inc.	37,314
80	Virtus Investment Partners, Inc.*	485

		449,846

	Diversified Financials
1,800	AZZ, Inc.*(a)	40,320
3,500	Financial Federal Corp.	76,020
6,100	LaBranche & Co., Inc.*	41,846

		158,186

	Diversified Telecommunication Services—0.2%
69,400	Iowa Telecommunications Services, Inc.	891,790

	Drugs & Healthcare—1.1%
124,222	Cooper Cos., Inc. (The)(a)	2,356,491
49,800	Covance, Inc.*(a)	1,922,280

		4,278,771

	Electric Utilities—1.9%
71,700	Cleco Corp.	1,638,345
9,600	El Paso Electric Co.*	158,784
14,281	Idacorp, Inc.	415,720
35,000	Integrys Energy Group, Inc.	1,461,250
2,900	UIL Holdings Corp.	76,647
11,600	UniSource Energy Corp.	327,584
165,063	Westar Energy, Inc.(a)	3,314,465

		7,392,795

	Electrical Equipment—0.8%
44,000	Acuity Brands, Inc.	1,182,280

54,600	Regal-Beloit Corp.	1,854,216

		3,036,496

	Electronic Components—1.6%
58,800	Digital River, Inc.*	1,456,476
17,745	Empire District Electric Co. (The)	315,151
1,800	FEI Co.*	32,760
132,100	Jabil Circuit, Inc.	768,822
7,300	Nam Tai Electronics, Inc. (China)	41,391
81,600	Park Electrochemical Corp.	1,432,080
1,500	Plexus Corp.*	21,690
111,833	Portland General Electric Co.	2,175,152
1,800	Technitrol, Inc.	3,960
3,400	Zygo Corp.*	19,448

		6,266,930

	Electronics—2.1%
134,267	Belden CDT, Inc.	1,753,527
6,150	Benchmark Electronics, Inc.*	72,201
98,500	Checkpoint Systems, Inc.*	881,575
43,032	Coherent, Inc.*(a)	778,449
6,400	CTS Corp.	32,896
500	Electro Scientific Industries, Inc.*	3,160
129,100	FLIR Systems, Inc.*(a)	3,223,627
47,279	Littelfuse, Inc.*	723,369
460,600	Sanmina-SCI Corp.*	151,998
12,500	TTM Technologies, Inc.*(a)	75,375
21,113	Watts Water Technologies, Inc. (Class A Stock)	470,397

		8,166,574

	Energy Equipment & Services—0.5%
4,200	Complete Production Services, Inc.*	26,922
88,883	Headwaters, Inc.*(a)	402,640
40,000	Tidewater, Inc.(a)	1,664,400

		2,093,962

	Engineering/Construction—0.2%
69,900	KBR, Inc.	989,784

	Entertainment & Leisure—0.7%
40,600	International Speedway Corp. (Class A Stock)	945,168
86,200	Life Time Fitness, Inc.*(a)	1,276,622
3,200	RC2 Corp.*	18,592
31,394	Scientific Games Corp. (Class A Stock)*(a)	394,623
2,200	Steinway Musical Instruments, Inc.*	25,432

		2,660,437

	Environmental Services—0.5%
72,090	Republic Services, Inc.	1,864,247

	Equipment Services
1,900	MedAssets, Inc.*(a)	27,664

	Exchange Traded Fund—0.1%
5,904	iShares Russell 2000 Index Fund(a)	262,610

	Financial - Bank & Trust—1.0%
4,300	Banco Latinoamericano de Exportaciones SA (Panama)	45,107
35,200	Bank of Hawaii Corp.(a)	1,262,624
37,091	Boston Private Financial Holdings, Inc.	174,699
3,575	Citizens Republic Bancorp, Inc.*	4,111
3,300	City Bank/Lynnwood (WA)(a)	10,395
9,396	Commerce Bancshares, Inc.(a)	328,390
2,125	Danvers Bancorp, Inc.	26,754
1,300	First Bancorp	18,707
2,600	First Merchants Corp.	40,768
2,300	Flushing Financial Corp.	18,216
9,800	FNB Corp.(a)	77,518
1,100	Heartland Financial USA, Inc.	15,147
400	Heritage Commerce Corp.	2,884

4,000	Lakeland Bancorp, Inc.	31,240
60,122	NewAlliance Bancshares, Inc.	660,741
3,932	Prospect Capital Corp.	42,582
2,900	S&T Bancorp, Inc.(a)	73,747
358	Stellarone Corp.	4,668
4,600	Stifel Financial Corp.*(a)	161,184
17,884	Superior Bancorp*(a)	49,002
57,443	TCF Financial Corp.	711,719
1,200	Union Bankshares Corp.	18,756
5,670	United Community Banks, Inc.(a)	29,200
2,100	Washington Trust Bancorp, Inc.	34,356
4,400	Wilshire Bancorp, Inc.	30,184

		3,872,699

	Financial - Brokerage
2,100	Penson Worldwide, Inc.*	12,558
1,400	West Bancorp, Inc.	11,340

		23,898

	Financial Services—3.4%
2,775	Advanta Corp. (Class B Stock)	2,165
200	Berkshire Hills Bancorp, Inc.	4,704
1,000	BGC Partners, Inc. (Class A Stock)	2,410
7,700	Brookline Bancorp, Inc.	74,459
3,200	CompuCredit Corp.*(a)	10,240
31,300	CVB Financial Corp.(a)	281,387
18,600	Deluxe Corp.	214,458
9,171	Dollar Financial Corp.*	71,992
101,500	Eaton Vance Corp.	1,942,710
2,700	Encore Capital Group, Inc.*(a)	14,202
1,100	Farmers Capital Bank Corp.	20,328
9,200	Federal Agricultural Mortgage Corp. (Class C Stock)	30,544
74,975	First Cash Financial Services, Inc.*	1,261,080
1,900	First Community Banshares, Inc.	32,699
500	First South Bancorp, Inc. Washington NC	4,105
10,100	Global Cash Access Holdings, Inc.*	27,371
3,831	Green Bankshares, Inc.(a)	37,888
1,800	Hallmark Financial Services*	13,932
10,700	Hawaiian Holdings, Inc.*	43,549
66,200	Innophos Holdings, Inc.	1,001,606
4,300	Integra Bank Corp.	6,923
12,100	Knight Capital Group, Inc. (Class A Stock)*(a)	218,163
1,100	Koppers Holdings, Inc.	17,820
64,342	National Penn Bancshares, Inc.	622,831
4,900	NBT Bancorp, Inc.	111,916
5,200	Ocwen Financial Corp.*	46,280
14,300	Pacer International, Inc.	122,980
93,800	Pacific Capital Bancorp(a)	995,218
44,562	PacWest Bancorp(a)	753,543
14,448	Patriot Capital Funding, Inc.	40,454
1,100	Piper Jaffray Cos.*	31,581
7,200	Provident Financial Services, Inc.	78,696
151,250	Raymond James Financial, Inc.(a)	2,799,637
3,300	Renasant Corp.	39,963
4,200	Resource Capital Corp.	12,894
27,100	Student Loan Corp. (The)	1,272,074
1,000	Suffolk Bancorp	30,510
4,600	Sun Communities, Inc.	55,200
3,600	SWS Group, Inc.	52,740
82,400	UDR, Inc.(a)	966,552
10,927	United Community Financial Corp.	5,573
6,900	World Acceptance Corp.*(a)	132,135
500	Yadkin Valley Financial Corp.	4,595

		13,510,107

	Food & Drug Retailers—0.5%
84,829	Casey’s General Stores, Inc.	1,802,616

3,100	Perrigo Co.	90,985
6,600	Weis Markets, Inc.	205,326

		2,098,927

	Food Products—1.9%
100,652	Corn Products International, Inc.	2,330,094
258,835	Del Monte Foods Co.	1,723,841
7,200	Fresh Del Monte Produce, Inc. (Cayman Islands)*	173,520
7,700	Nash-Finch Co.	331,331
28,518	Ralcorp Holdings, Inc.*	1,688,836
50,200	Ruddick Corp.	1,207,310

		7,454,932

	Foods—1.6%
4,000	Chiquita Brands International, Inc.*	55,920
65,771	Dean Foods Co.*(a)	1,272,011
51,475	JM Smucker Co. (The)	2,324,096
24,932	Sanderson Farms, Inc.	902,040
9,000	Spartan Stores, Inc.	167,220
23,700	TreeHouse Foods, Inc.*	625,443
97,767	Tyson Foods, Inc. (Class A Stock)	865,238

		6,211,968

	Furniture
6,600	Knoll, Inc.	45,012

	Gas & Pipeline Utilities—4.2%
58,947	Atlas America, Inc.(a)	748,627
113,389	Atmos Energy Corp.	2,783,700
45,000	Energen Corp.	1,314,450
45,000	National Fuel Gas Co.	1,348,200
87,200	Southwest Gas Corp.	2,246,272
135,173	Swift Energy Co.*(a)	2,070,850
79,000	UGI Corp.(a)	2,004,230
129,222	WGL Holdings, Inc.	4,148,026

		16,664,355

	Gas Utilities—0.7%
89,958	AGL Resources, Inc.(a)	2,773,405

	Healthcare Equipment & Supplies—1.3%
23,000	Hill-Rom Holdings, Inc.(a)	323,840
65,000	Invacare Corp.	1,238,900
47,278	Teleflex, Inc.	2,514,244
35,000	West Pharmaceutical Services, Inc.	1,162,700

		5,239,684

	Healthcare Providers & Services—2.0%
3,400	Alliance Imaging, Inc.*	30,124
43,700	Amedisys, Inc.*(a)	1,801,751
95,500	AMERIGROUP Corp.*(a)	2,671,135
9,400	Gentiva Health Services, Inc.*	237,632
50,700	inVentiv Health, Inc.*	483,678
2,500	Magellan Health Services, Inc.*(a)	90,550
57,500	Owens & Minor, Inc.	2,286,775
34,780	Res-Care, Inc.*	471,269

		8,072,914

	Healthcare Services—1.9%
46,146	Amsurg Corp.*	904,000
100,600	Healthways, Inc.*	1,390,292
30,450	LHC Group, Inc.*(a)	810,275
126,990	Mednax, Inc.*	4,263,054
2,700	Psychiatric Solutions, Inc.*(a)	70,200
1,500	Rehabcare Group, Inc.*	20,925

		7,458,746

	Home Builders—0.2%
94,100	Hovnanian Enterprises, Inc. (Class A Stock)*(a)	159,029

53,000	Meritage Homes Corp.*(a)	584,060

		743,089

	Hotels, Restaurants & Leisure—0.7%
200	Bob Evans Farms, Inc.	3,512
78,900	Brinker International, Inc.	865,533
13,500	Dover Downs Gaming & Entertainment, Inc.	43,065
7,100	Jack in the Box, Inc.*	160,389
1,500	Papa John’s International, Inc.*	28,515
160,450	Sonic Corp.*	1,562,783
10,300	Strategic Hotels & Resorts, Inc.	14,111

		2,677,908

	Household Durables—0.4%
108,141	Ethan Allen Interiors, Inc.(a)	1,231,726
9,200	Furniture Brands International, Inc.	18,860
63,696	Tempur-Pedic International, Inc.(a)	445,872

		1,696,458

	Household Products—0.3%
8,400	Tupperware Brands Corp.(a)	172,704
37,500	WD-40 Co.	940,125
2,550	Zep, Inc.	28,024

		1,140,853

	Industrial Products—0.9%
27,001	Brady Corp. (Class A Stock)	564,861
2,200	CIRCOR International, Inc.	48,950
2,800	Compass Minerals International, Inc.	168,476
63,807	Interface, Inc. (Class A Stock)	260,332
58,184	Kaydon Corp.(a)	1,582,605
3,900	Myers Industries, Inc.	24,453
171,800	Steelcase, Inc.	742,176

		3,391,853

	Insurance—6.2%
11,400	Ambac Financial Group, Inc.(a)	12,996
205,429	American Equity Investment Life Holding Co.	1,374,320
75,000	American Financial Group, Inc.	1,273,500
1,900	American Physicians Capital, Inc.	80,788
15,100	Amerisafe, Inc.*	282,823
4,200	AmTrust Financial Services, Inc.	34,482
47,975	Aspen Insurance Holdings Ltd. (Bermuda)	1,060,247
7,600	Assured Guaranty Ltd. (Bermuda)(a)	57,988
1,400	Castlepoint Holdings Ltd. (Bermuda)	19,012
163,925	Delphi Financial Group, Inc. (Class A Stock)	2,486,742
96,183	Employers Holdings, Inc.	1,302,318
26,128	Endurance Specialty Holdings Ltd. (Bermuda)	712,249
1,600	FPIC Insurance Group, Inc.*	62,288
41,700	Gallagher, (Arthur J.) & Co.(a)	982,869
2,100	Harleysville Group, Inc.	59,724
65,675	HCC Insurance Holdings, Inc.	1,537,452
53,513	Horace Mann Educators Corp.	500,347
48,318	Infinity Property & Casualty Corp.	1,855,411
37,350	IPC Holdings Ltd. (Bermuda)	958,401
9,400	Max Capital Group Ltd. (Bermuda)(a)	159,894
4,900	Meadowbrook Insurance Group, Inc.	29,743
2,900	Navigators Group, Inc.*	148,886
2,100	Phoenix Cos., Inc. (The)	3,675
41,388	Platinum Underwriters Holdings Ltd. (Bermuda)(a)	1,151,000
9,900	PMA Capital Corp. (Class A Stock)*	54,549
25,904	ProAssurance Corp.*	1,224,223
51,800	Protective Life Corp.	428,904
30,241	Reinsurance Group of America, Inc.	1,077,487
20,600	RLI Corp.	1,163,694
5,000	Safety Insurance Group, Inc.	175,100
4,000	Seabright Insurance Holdings, Inc.*	41,480

7,500	Selective Insurance Group(a)	115,125
70,400	State Auto Financial Corp.	1,555,840
60,275	United Fire & Casualty Co.	1,208,514
44,200	Zenith National Insurance Corp.	1,239,368

		24,431,439

	Insurance - Property Insurance
2,915	Argo Group International Holdings Ltd. (Bermuda)*	90,686

	Internet
5,900	Interwoven, Inc.*	93,043

	Internet Services—0.1%
16,900	EarthLink, Inc.*(a)	127,257
900	Forrester Research, Inc.*	18,792
4,000	SonicWALL, Inc.*	14,080
3,600	TIBCO Software, Inc.*	19,260
17,384	United Online, Inc.	106,390
1,100	USA Mobility, Inc.*	11,627

		297,406

	Investment Company
8,315	MCG Capital Corp.	5,654

	Leisure—0.3%
122,600	Callaway Golf Co.	932,986
15,100	Jakks Pacific, Inc.*	276,934

		1,209,920

	Life Science Tools & Services
12,650	PerkinElmer, Inc.	159,643

	Machinery—3.5%
32,700	Actuant Corp. (Class A Stock)(a)	538,896
66,000	Albany International Corp. (Class A Stock)	660,660
94,400	Barnes Group, Inc.	1,066,720
182,625	Bucyrus International, Inc.(a)	2,830,687
800	Cascade Corp.	18,312
58,000	Crane Co.	1,010,360
23,863	Gardner Denver, Inc.*	519,498
34,475	General Cable Corp.*(a)	567,459
8,400	Gibraltar Industries, Inc.	85,932
33,796	IDEX Corp.(a)	764,128
34,428	Kadant, Inc.*(a)	345,657
70,000	Kennametal, Inc.	1,122,800
44,450	Lincoln Electric Holdings, Inc.	1,830,006
61,700	Mueller Industries, Inc.	1,241,404
8,125	Nordson Corp.	245,456
15,700	Rofin-Sinar Technologies, Inc.*	265,173
24,925	Smith A.O. Corp.	684,939
2,100	Tennant Co.	28,434
7,600	Wabtec Corp.	227,468

		14,053,989

	Machinery & Equipment
5,600	Pioneer Drilling Co.*	27,832

	Manufacturing—1.2%
1,400	Ameron International Corp.	69,790
4,700	Ceradyne, Inc.*	107,254
8,400	EnPro Industries, Inc.*(a)	153,720
5,100	Harmonic, Inc.*	26,265
119,400	Harsco Corp.	2,832,168
177,700	Hexcel Corp.*	1,473,133

		4,662,330

	Media—1.1%
131,087	Belo Corp. (Class A Stock)	187,454
26,350	Courier Corp.	413,959
25,900	Factset Research Systems, Inc.(a)	1,030,820

10,800	Lee Enterprises, Inc.(a)	3,348
95,700	SBA Communications Corp. (Class A Stock)*(a)	1,904,430
1,100	Scholastic Corp.	11,990
17,000	Sinclair Broadcast Group, Inc. (Class A Stock)	31,450
16,625	Wiley, (John) & Sons, Inc. (Class A Stock)	589,024

		4,172,475

	Medical Supplies & Equipment—0.7%
2,600	Advanced Energy Industries, Inc.*	23,348
900	Arena Pharmaceuticals, Inc.*(a)	3,726
31,641	Conmed Corp.*	495,182
11,774	Kensey Nash Corp.*	243,369
800	Medivation, Inc.*	15,000
104,414	Patterson Cos., Inc.*(a)	1,920,173
2,100	PSS World Medical, Inc.*(a)	33,348
2,200	Seattle Genetics, Inc.*	22,198
2,100	STERIS Corp.	55,860

		2,812,204

	Metals & Mining—3.0%
25,000	Amcol International Corp.(a)	362,250
38,000	Carpenter Technology Corp.	627,000
73,550	Cliffs Natural Resources, Inc.(a)	1,704,153
1,500	Columbus McKinnon Corp.*	19,080
150,000	Commercial Metals Co.(a)	1,725,000
19,800	GrafTech International Ltd.*	158,598
292,500	IAMGOLD Corp. (Canada)	2,000,700
42,900	Royal Gold, Inc.	2,062,632
42,675	Steel Dynamics, Inc.	453,209
98,600	Timken Co.	1,468,154
165,000	Titanium Metals Corp.	1,163,250
7,400	Worthington Industries, Inc.	74,444

		11,818,470

	Multi-Utilities—1.0%
60,000	Oge Energy Corp.	1,480,800
91,077	Vectren Corp.	2,348,876

		3,829,676

	Oil & Gas—0.4%
42,650	Equitable Resources, Inc.(a)	1,459,909

	Oil & Gas Exploration / Production—1.8%
117,000	Cabot Oil & Gas Corp.	3,216,330
55,000	Penn Virginia Corp.	1,133,000
148,800	St. Mary Land & Exploration Co.(a)	2,879,280

		7,228,610

	Oil, Gas & Consumable Fuels—3.3%
25,825	Arena Resources, Inc.*	629,097
200,914	Berry Petroleum Co. (Class A Stock)	1,478,727
1,500	Callon Petroleum Co.*	3,165
55,000	Cimarex Energy Co.(a)	1,366,200
3,300	Comstock Resources, Inc.*	125,829
26,910	Concho Resources, Inc.*	678,670
1,677	Energy Partners Ltd.*	1,945
100,500	General Maritime Corp.(a)	1,067,310
3,000	Harvest Natural Resources, Inc.*	12,000
65,000	Holly Corp.	1,519,050
1,500	Laclede Group, Inc. (The)	68,085
33,000	Lufkin Industries, Inc.	1,153,350
2,700	McMoRan Exploration Co.*(a)	18,063
9,550	New Jersey Resources Corp.	382,860
18,810	Oil States International, Inc.*	344,411
59,000	ONEOK, Inc.	1,723,980
2,800	Piedmont Natural Gas Co.	72,548
1,600	Rosetta Resources, Inc.*	9,712
3,000	RPC, Inc.	22,320

3,600	South Jersey Industries, Inc.	134,280
7,929	Stone Energy Corp.*	68,031
600	Toreador Resources Corp.*	1,428
6,600	Trico Marine Services, Inc.*(a)	41,052
52,000	Tsakos Energy Navigation Ltd. (Greece)	1,001,520
1,800	Union Drilling, Inc.*	8,244
5,900	Vaalco Energy, Inc. ADR*	44,309
35,000	World Fuel Services Corp.	1,181,950

		13,158,136

	Paper & Forest Products—0.6%
17,400	Buckeye Technologies, Inc.*	50,808
40,005	Neenah Paper, Inc.	269,234
101,280	Owens-Illinois, Inc.*	1,924,320
5,700	Schweitzer-Mauduit International, Inc.	121,980

		2,366,342

	Personell Services
4,300	Kforce, Inc.*	26,875

	Pharmaceuticals—0.1%
1,200	Auxilium Pharmaceuticals, Inc.*(a)	36,672
6,974	Bionovo, Inc.*	2,232
1,500	Cypress Bioscience, Inc.*	12,750
1,300	Par Pharmaceutical Cos., Inc.*	16,003
800	Pharmasset, Inc.	9,120
7,400	Prestige Brands Holdings, Inc.*	46,990
700	Rigel Pharmaceuticals, Inc.*	4,893
3,900	ULURU, Inc.*	1,209
1,000	United Therapeutics Corp.*	67,950
2,600	Valeant Pharmaceuticals International*(a)	56,420
6,500	Viropharma, Inc.*(a)	78,000

		332,239

	Real Estate Investment Trust - Office Industrial
9,200	BioMed Realty Trust, Inc.	101,568
4,000	Hersha Hospitality Trust	9,720

		111,288

	Real Estate Investment Trust - Other REIT
10,200	OMEGA Healthcare Investors, Inc.	149,226

	Real Estate Investment Trusts—2.7%
2,300	American Campus Communities, Inc.(a)	49,151
16,600	Anthracite Capital, Inc.	28,054
12,700	Anworth Mortgage Asset Corp.	78,740
4,500	Arbor Realty Trust, Inc.(a)	8,010
9,700	Ashford Hospitality Trust, Inc.	13,774
2,600	Associated Estates Realty Corp.	19,292
1,700	Capital Trust, Inc. (Class A Stock)	4,539
52,154	CBL & Associates Properties, Inc.(a)	212,267
27,200	DCT Industrial Trust, Inc.(a)	99,280
13,500	DiamondRock Hospitality Co.	55,350
107,106	Education Realty Trust, Inc.(a)	498,043
5,900	Entertainment Properties Trust	133,635
3,100	Equity LifeStyle Properties, Inc.	116,963
108,753	Equity One, Inc.(a)	1,549,730
4,700	Extra Space Storage, Inc.	38,117
5,900	First Potomac Realty Trust(a)	48,852
12,600	Franklin Street Properties Corp.	143,892
9,800	Glimcher Realty Trust	18,130
57,200	Healthcare Realty Trust, Inc.(a)	944,372
1,200	Home Properties, Inc.	43,068
105,000	HRPT Properties Trust	333,900
7,100	Inland Real Estate Corp.	70,077
38,700	Lexington Realty Trust	171,441
4,900	LTC Properties, Inc.	101,381
2,600	Maguire Properties, Inc.*	5,408
423,810	MFA Mortgage Investments, Inc.(a)	2,428,431

16,479	Mid-America Apartment Communities, Inc.(a)	486,790
15,700	National Retail Properties, Inc.(a)	226,551
38,300	Nationwide Health Properties, Inc.(a)	977,799
16,300	NorthStar Realty Finance Corp.(a)	63,244
8,800	Parkway Properties, Inc.	131,296
6,700	Pennsylvania Real Estate Investment Trust(a)	29,681
400	PS Business Parks, Inc.	17,160
3,500	Saul Centers, Inc.	114,450
17,400	Senior Housing Properties Trust	281,532
36,600	Sovran Self Storage, Inc.	951,600
10,299	Sunstone Hotel Investors, Inc.(a)	44,389

		10,538,389

	Restaurants—0.1%
1,000	Einstein Noah Restaurant Group, Inc.*	6,920
62,321	Wendy’s Arby’s Group, Inc. (Class A Stock)	314,098

		321,018

	Retail—0.8%
72,957	Cash America International, Inc.	1,333,654
6,000	CEC Entertainment, Inc.*(a)	140,040
3,200	Insight Enterprises, Inc.*	16,576
900	Jo-Ann Stores, Inc.*	11,493
9,950	Lindsay Manufacturing Co.	258,508
17,532	Men’s Wearhouse, Inc. (The)(a)	204,248
1,800	Movado Group, Inc.	13,824
35,086	Pantry, Inc. (The)*	583,480
31,382	Regis Corp.	353,047
5,350	Stage Stores, Inc.	38,253
4,100	Systemax, Inc.	41,533

		2,994,656

	Retail & Merchandising—0.8%
49,162	Bebe Stores, Inc.	277,765
220,700	CarMax, Inc.*(a)	1,825,189
5,900	Collective Brands, Inc.*	62,953
900	Deckers Outdoor Corp.*	47,016
60,049	DSW, Inc. (Class A Stock)*(a)	599,289
8,500	Finish Line, Inc. (The) (Class A Stock)	40,375
6,700	Jos. A. Bank Clothiers, Inc.*	183,982
3,500	Shoe Carnival, Inc.*	27,475

		3,064,044

	Retail Apparel
5,500	Dress Barn, Inc.*(a)	47,410
2,600	Warnaco Group, Inc. (The)*	58,864

		106,274

	Road & Rail—0.3%
45,400	Arkansas Best Corp.	1,061,906

	Semiconductors—1.5%
9,800	Amkor Technology, Inc.*	22,736
7,150	Applied Micro Circuits Corp.*	28,600
12,700	Asyst Technologies, Inc.*	3,429
2,200	Brooks Automation, Inc.*	10,054
6,000	Cirrus Logic, Inc.*	16,920
500	Cohu, Inc.	4,990
4,200	DSP Group, Inc.*	27,342
137,458	Emulex Corp.*	784,885
17,258	Entegris, Inc.*	23,989
45,834	Itron, Inc.*(a)	2,992,960
6,100	IXYS Corp.	41,785
4,000	Kulicke & Soffa Industries, Inc.*(a)	6,120
5,400	Lattice Semiconductor Corp.*	8,316
86,150	Microsemi Corp.*(a)	723,660

4,500	MKS Instruments, Inc.*	63,225
1,400	Pericom Semiconductor Corp.*	8,638
21,500	PMC - Sierra, Inc.*	104,705
43,120	Richardson Electronics Ltd.	160,838
24,300	Skyworks Solutions, Inc.*	104,976
2,500	Standard Microsystems Corp.*	34,625
3,600	TriQuint Semiconductor, Inc.*	7,272
40,025	Varian Semiconductor Equipment Associates, Inc.*(a)	762,076
4,000	Zoran Corp.*	23,760

		5,965,901

	Semiconductors & Semiconductor Equipment
34,200	Himax Technologies, Inc., ADR (Taiwan)	57,114

	Software—0.4%
3,200	CSG Systems International, Inc.*	46,400
176,259	Lawson Software, Inc.*	743,813
2,700	Take-Two Interactive Software, Inc.*	18,954
70,625	Tyler Technologies, Inc.*	889,169

		1,698,336

	Specialized Consumer Services—0.2%
41,050	Hillenbrand, Inc.	759,015

	Specialty Retail—0.8%
102,000	Aaron Rents, Inc.	2,229,720
29,471	Abercrombie & Fitch Co. (Class A Stock)(a)	526,058
84,325	Brown Shoe Co., Inc.	395,484

		3,151,262

	Telecommunications—1.3%
4,600	Adaptec, Inc.*	12,834
3,100	Anixter International, Inc.*(a)	83,638
258,416	Arris Group, Inc.*	1,839,922
1,200	Atlantic Tele-Network, Inc.	25,800
28,946	Black Box Corp.	631,891
12,800	Centennial Communications Corp.*	104,704
50,900	Cincinnati Bell, Inc.*	70,751
1,500	Consolidated Communications Holdings, Inc.	16,890
5,700	Finisar Corp.*	2,907
2,100	Harris Stratex Networks, Inc.*	14,490
5,000	MasTec, Inc.*	53,150
4,800	MRV Communications, Inc.*	2,448
2,700	Newport Corp.*	14,445
45,125	Nice Systems Ltd., ADR (Israel)*	865,949
3,300	Plantronics, Inc.(a)	33,495
2,000	Polycom, Inc.*(a)	28,100
179,885	Powerwave Technologies, Inc.*(a)	80,948
9,300	Premiere Global Services, Inc.*	90,117
4,800	RF Micro Devices, Inc.*	5,184
3,300	Symmetricom, Inc.*	12,243
97,050	Syniverse Holdings, Inc.*	1,315,998
3,800	UTStarcom, Inc.*	5,586

		5,311,490

	Textiles & Apparel—1.2%
300	Oxford Industries, Inc.	1,998
5,550	Perry Ellis International, Inc.*	21,312
188,725	Phillips-Van Heusen Corp.(a)	3,589,549
2,300	Quiksilver, Inc.*	4,830
2,600	Skechers USA, Inc. (Class A Stock)*	25,896
65,000	Wolverine World Wide, Inc.	1,179,100

		4,822,685

	Thrifts & Mortgage Finance—0.5%
110,400	Astoria Financial Corp.(a)	1,002,432

74,000	Washington Federal, Inc.	908,720

		1,911,152

	Tobacco—0.3%
34,100	Universal Corp.(a)	1,042,778

	Trading Companies & Distributors—0.6%
75,950	Applied Industrial Technologies, Inc.	1,199,250
38,000	Watsco, Inc.(a)	1,255,900

		2,455,150

	Transportation—0.5%
3,400	Atlas Air Worldwide Holdings, Inc.*	49,334
37,075	Forward Air Corp.(a)	751,140
7,700	GulfMark Offshore, Inc.*	184,338
22,381	Kansas City Southern*	406,439
3,900	Knightsbridge Tankers Ltd. (Bermuda)(a)	58,890
10,375	Landstar System, Inc.	372,151
3,100	Marten Transport Ltd.*	54,746
101	PHI, Inc.*	1,214

		1,878,252

	Water Utilities
1,400	American States Water Co.	48,398
1,900	California Water Service Group	82,650

		131,048

	TOTAL LONG-TERM INVESTMENTS (cost $493,274,266)	373,172,221

	SHORT-TERM INVESTMENTS—26.5%

PRINCIPAL AMOUNT (000)#
	U.S. TREASURY OBLIGATIONS—0.1%
	U.S. Treasury Note(k)
$230	3.125%, 11/30/09 (cost $234,758)	234,923

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND —26.4%
104,741,686	Dryden Core Investment Fund - Taxable Money Market Series (cost $104,741,686; includes $81,713,065 of cash collateral for securities on loan)(b)(w)	104,741,686

	TOTAL SHORT-TERM INVESTMENTS (cost $104,976,444)	104,976,609

	TOTAL INVESTMENTS—120.9% (cost $598,250,710)(p)	478,148,830
	Liabilities in excess of other assets(x)—(20.9)%	(82,592,261)

	NET ASSETS—100%	$395,556,569

The following abbreviations are used in Portfolio descriptions:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $75,623,520; cash collateral of $81,713,065 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Security segregated as collateral for futures contract.
(p)	The United States federal income tax basis of the Portfolio’s investments was $609,054,011; accordingly, net unrealized depreciation on investments for federal income tax purposes was $130,905,181 (gross unrealized appreciation—$2,619,730; gross unrealized depreciation—$133,524,911). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized depreciation on futures contracts as follows:

Open futures contracts outstanding at January 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2009	Unrealized Depreciation
Long Positions:
25	Russell 2000	Mar 09	$1,128,680	$1,112,000	$(16,680)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$477,913,907	$(16,680)
Level 2 - Other Significant Observable Inputs	234,923	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$478,148,830	$(16,680)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and January 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

As of January 31, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS—96.4%

	COMMON STOCKS

	Australia—1.2%
59,700	AWB Ltd.	$82,591
123,600	BlueScope Steel Ltd.	271,686
129,600	Centennial Coal Co. Ltd.	226,227
43,700	National Australia Bank Ltd.	515,411
97,390	OZ Minerals Ltd.	34,035
154,900	Pacific Brands Ltd.	41,080
278,900	Qantas Airways Ltd.	427,186

		1,598,216

	Belgium—0.1%
28,600	AGFA-Gevaert NV*	100,703
10,300	Dexia NV/SA	32,377

		133,080

	Brazil—1.1%
45,500	Empresa Brasileira de Aeronautica SA, ADR	685,685
65,600	Redecard SA	742,241

		1,427,926

	Canada—4.6%
46,800	Canadian National Railway Co.	1,639,956
29,600	Canadian Natural Resources Ltd.	1,059,444
17,000	Canadian Oil Sands Trust	259,246
11,100	Potash Corp. of Saskatchewan, Inc.	830,946
87,400	Rogers Communications, Inc. (Class B Stock)	2,464,662

		6,254,254

	China—2.9%
6,200	Baidu, Inc., ADR*	788,392
771,800	China Life Insurance Co. Ltd. (Class H Stock)	2,031,356
689,485	China Merchants Bank Co. Ltd. (Class H Stock)	1,113,386

		3,933,134

	Denmark—4.0%
21,000	Danske Bank A/S	212,817
29,400	H. Lundbeck A/S	616,088
65,816	Novo Nordisk A/S (Class B Stock)	3,532,781
21,270	Vestas Wind Systems A/S*	1,039,406

		5,401,092

	Finland—2.3%
45,742	Fortum Oyj	894,915
136,600	Nokia Oyj	1,677,307
16,700	Rautaruukki Oyj	266,213
25,900	TietoEnator Oyj	294,149

		3,132,584

	France—10.5%
10,033	Air Liquide	732,682
320	Arkema SA	4,536
98,800	AXA SA	1,545,232
40,153	BNP Paribas	1,542,863
2,100	Ciments Francais SA	161,276
10,700	Compagnie Generale des Establissements Michelin (Class B Stock)	420,870
32,000	Credit Agricole SA	390,879
93,577	France Telecom SA	2,103,958
34,400	Groupe Danone	1,772,833
31,211	LVMH Moet Hennessy Louis Vuitton SA	1,710,589
23,000	Natixis	36,075
11,300	Rallye SA	226,286
8,200	Renault SA	159,168

32,800	Safran SA	411,150
27,500	Sanofi-Aventis SA	1,552,269
4,700	Societe Generale	198,288
5,100	Thales SA	226,950
47,000	THOMSON*	67,460
12,800	Total SA	642,040
7,200	Valeo SA	80,573
10,000	Vivendi	258,768

		14,244,745

	Germany—6.6%
33,800	BASF SE	983,260
13,700	Daimler AG	385,911
17,900	Deutsche Bank AG	474,424
15,100	Deutsche Lufthansa AG	183,672
47,913	E.ON AG	1,548,411
13,500	Fresenius Medical Care AG & Co. KGaA	605,159
8,000	Hannover Rueckversicherung AG	246,040
7,400	Heidelberger Druckmaschinen AG	28,898
17,300	MTU Aero Engines Holding AG	485,103
9,000	Muenchener Rueckversicherungs AG	1,194,991
5,400	Norddeutsche Affinerie AG	163,035
55,229	SAP AG	1,969,408
33,800	ThyssenKrupp AG	689,840

		8,958,152

	Greece—1.3%
65,828	National Bank of Greece SA	1,110,886
21,850	OPAP SA	637,866

		1,748,752

	Guernsey—0.8%
62,300	Amdocs Ltd.*	1,054,116

	Hong Kong—2.8%
613,600	Chaoda Modern Agriculture Holdings Ltd.	387,448
186,078	China Mobile Ltd.	1,675,032
157,500	Citic Pacific Ltd.	185,154
131,604	Hong Kong Exchanges and Clearing Ltd.	1,130,375
159,280	Orient Overseas International Ltd.	375,008

		3,753,017

	Ireland—0.1%
37,500	Allied Irish Banks PLC	58,578
56,400	Governor & Co. of The Bank of Ireland	46,939
31,300	Irish Life & Permanent PLC	66,126

		171,643

	Israel—2.7%
87,300	Teva Pharmaceutical Industries Ltd., ADR	3,618,585

	Italy—1.6%
54,700	Eni SpA	1,165,424
12,200	Finmeccanica SpA	191,667
10,000	Fondiaria-Sai SpA	156,720
18,400	Indesit Co. SpA	69,912
112,451	Intesa Sanpaolo SpA	355,995
243,800	Telecom Italia SpA	300,766

		2,240,484

	Japan—13.9%
4,650	Aiful Corp.	10,072
30,300	Alpine Electronics, Inc.	214,002
37,000	Alps Electric Co. Ltd.	155,336
92,000	Asahi Kasei Corp.	376,349
16,600	Astellas Pharma, Inc.	628,515
40,000	Cosmo Oil Co. Ltd.	106,396
14,700	Daiichi Sankyo Co. Ltd.	330,072
145,000	Denki Kagaku Kogyo Kabushiki Kaisha	302,326

25,100	Fanuc Ltd.	1,487,504
91,000	Fuji Heavy Industries Ltd.	262,259
18,900	Hitachi Information Systems Ltd.	364,847
48,200	Honda Motor Co. Ltd.	1,107,727
69,242	Komatsu Ltd.	714,835
109,800	Kurabo Industries Ltd.	173,506
18,000	Kyowa Exeo Corp.	172,383
145,800	Marubeni Corp.	518,902
45,500	Mitsubishi Corp.	601,244
17,000	Mitsui & Co. Ltd.	177,399
99,200	Mizuho Financial Group, Inc.	245,547
18,900	Nifco, Inc.	168,543
6,289	Nintendo Co. Ltd.	1,949,683
83,000	Nippon Shokubai Co. Ltd.	552,363
18,000	Nippon Telegraph & Telephone Corp.	871,776
173,400	Nissan Motor Co. Ltd.	522,381
300	NTT DoCoMo, Inc.	522,618
18,400	Omron Corp.	219,141
34,000	Panasonic Corp.	412,510
63,000	Ricoh Co. Ltd.	768,832
133,000	Sanwa Holdings Corp.	454,633
23,600	Sumitomo Corp.	213,568
49,300	Sumitomo Electric Industries Ltd.	371,089
73,000	Sumitomo Heavy Industries Ltd.	231,756
8,900	Sumitomo Mitsui Financial Group, Inc.	352,719
11,200	Suzuken Co. Ltd.	288,765
6,600	Takeda Pharmaceutical Co. Ltd.	309,265
8,100	TDK Corp.	304,135
68,700	Toyota Motor Corp.	2,209,953
16,000	UNY Co. Ltd.	132,992

		18,805,943

	Liechtenstein—0.2%
3,300	Verwaltungs und Privat Bank AG	332,304

	Mexico—1.8%
40,500	America Movil SAB de CV (Class L Stock), ADR	1,154,655
611,000	Wal-Mart de Mexico SAB de CV (Class V Stock)	1,275,389

		2,430,044

	Netherlands—3.1%
36,600	Aegon NV	194,010
10,100	CSM	129,061
59,700	ING Groep NV, ADR	487,837
13,100	Koninklijke DSM NV	315,335
19,300	Oce NV	49,918
17,100	Royal Dutch Shell PLC (Class A Stock)	424,648
73,212	Royal Dutch Shell PLC (Class B Stock)	1,759,108
20,407	Schlumberger Ltd.	832,810

		4,192,727

	New Zealand—0.2%
515,100	Air New Zealand Ltd.	233,615

	Norway—0.6%
59,200	DnB NOR ASA	201,739
33,400	Norsk Hydro ASA	119,606
28,797	StatoilHydro ASA	497,733

		819,078

	Russia—0.3%
29,500	OAO Gazprom, ADR	382,615

	Singapore—0.8%
389,160	MobileOne Ltd.	416,131
281,000	Neptune Orient Lines Ltd.	204,892

67,580	Singapore Airlines Ltd.	493,900

		1,114,923

	Spain—3.2%
58,900	Banco Bilbao Vizcaya Argentaria SA	552,793
10,000	Banco Santander SA (XLON)	80,068
110,600	Banco Santander SA (XMCE)	894,985
33,700	Repsol YPF SA	605,815
126,000	Telefonica SA	2,247,321

		4,380,982

	Sweden—2.3%
45,800	Electrolux AB (Class B Stock)	331,220
62,487	Hennes & Mauritz AB (Class B Stock)	2,420,080
65,200	Nordea Bank AB	346,039

		3,097,339

	Switzerland—11.2%
6,500	Baloise Holding AG	404,884
6,600	Ciba Holding AG	278,703
47,800	Clariant AG*	238,196
24,300	Credit Suisse Group AG	625,150
1,300	Georg Fischer AG*	214,855
1,659	Givaudan SA	1,126,358
29,482	Julius Baer Holding AG	878,944
65,474	Logitech International SA*	636,169
80,200	Nestle SA	2,778,202
39,205	Novartis AG	1,625,120
1,900	Rieter Holding AG	214,424
20,100	Roche Holding AG	2,831,572
46,050	Swiss Reinsurance	1,228,371
3,400	Swisscom AG	1,072,118
5,900	Zurich Financial Services AG	1,068,195

		15,221,261

	United Kingdom—16.2%
596,800	ARM Holdings PLC	793,525
40,000	AstraZeneca PLC	1,548,316
71,300	Aviva PLC	322,381
199,100	Barclays PLC	306,135
184,700	Beazley Group PLC	342,612
290,700	BP PLC	2,083,229
137,900	Bradford & Bingley PLC*	—
30,093	British American Tobacco PLC	828,600
45,298	British Sky Broadcasting Group PLC	326,258
453,600	BT Group PLC	689,563
79,277	Carnival PLC	1,457,923
86,200	Centrica PLC	322,294
48,200	Dairy Crest Group PLC	139,702
52,400	Drax Group PLC	422,593
285,600	DSG International PLC	91,056
185,400	GKN PLC	226,363
30,700	GlaxoSmithKline PLC	542,558
52,600	IMI PLC	204,861
286,800	Legal & General Group PLC	256,027
225,966	Lloyds Banking Group PLC	297,013
77,200	Marston’s PLC	116,632
184,500	Northern Foods PLC	143,046
366,300	Old Mutual PLC	278,160
59,014	Reckitt Benckiser Group PLC	2,287,729
181,700	Royal & Sun Alliance Insurance Group PLC	346,790
120,233	Royal Bank of Scotland Group PLC	38,333
63,628	SABMiller PLC	1,043,808
243,100	Smith & Nephew PLC	1,756,208
15,100	Spectris PLC	105,420
144,136	Standard Chartered PLC	1,829,794
40,100	Tate & Lyle PLC	193,224
100,600	Tomkins PLC	171,666
54,900	TT Electronics PLC	23,868

355,200	Vodafone Group PLC	667,634
95,184	Vodafone Group PLC, ADR	1,769,471

		21,972,792

	TOTAL LONG-TERM INVESTMENTS (cost $206,243,682)	130,653,403

	SHORT-TERM INVESTMENT—4.1%

	AFFILIATED MONEY MARKET MUTUAL FUND
5,549,304	Dryden Core Investment Fund - Taxable Money Market Series (cost $5,549,304)(w)	5,549,304

	TOTAL INVESTMENTS(o)—100.5% (cost $211,792,986)(p)	136,202,707
	Liabilities in excess of other assets(x)—(0.5)%	(661,625)

	NET ASSETS—100%	$135,541,082

The following abbreviations are used in Portfolio descriptions:

ADR	American Depositary Receipt
XLON	London Exchange
XMCE	Madrid Exchange
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
*	Non-income producing security.
(o)	As of January 31, 2009, 57 securities representing $28,650,455 and 21.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	The United States federal income tax basis of the Portfolio’s investments was $211,941,194; accordingly, net unrealized depreciation on investments for federal income tax purposes was $75,738,487 (gross unrealized appreciation—$6,267,833; gross unrealized depreciation—$82,006,320). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at January 31, 2009:

Purchase Contract	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Euro,
Expiring 06/16/09	EUR	2,854	$3,904,557	$3,650,275	$(254,282)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
British Pound,
Expiring 06/19/09	GBP	1,085	$1,662,817	$1,571,519	$91,298
Euro,
Expiring 06/16/09	EUR	5,090	6,784,318	6,510,126	274,192
Mexican Peso,
Expiring 05/29/09	MXN	26,630	1,871,069	1,812,315	58,754

			$10,318,204	$9,893,960	$424,244

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$107,552,252	—
Level 2 - Other Significant Observable Inputs	28,616,420	$169,962
Level 3 - Significant Unobservable Inputs	34,035	—

Total	$136,202,707	$169,962

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 10/31/08	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$(27,147)
Net purchases (sales)	—
Transfers in and/or out of Level 3	61,182

Balance as of 1/31/09	$34,035

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2009 were as follows:

Pharmaceuticals	12.7%
Telecommunications	11.9
Commercial Banks	9.6
Insurance	7.6
Oil & Gas	7.2
Chemicals	4.1
Affiliated Money Market Mutual Fund	4.1
Foods	3.7
Automobile Manufacturers	3.7
Retail	3.1
Entertainment & Leisure	3.0
Home Furnishings	2.4
Machinery & Equipment	2.3
Media	2.2
Financial Services	2.0
Electric	1.8
Healthcare Products & Services	1.7
Transportation	1.6
Holding Companies - Diversified	1.6
Software	1.5
Computer Hardware	1.2
Aerospace & Defense	1.2
Electronic Components	1.2
Iron / Steel	1.1
Airlines	1.0
Beverages	0.9
Auto Parts & Related	0.9
Distribution/Wholesale	0.7
Tobacco	0.6
Office Equipment	0.6
Semiconductors	0.6
Internet	0.6
Agriculture	0.4
Miscellaneous Manufacturers	0.4
Lumber & Wood Products	0.3
Household Durables	0.2
Multi-Utilities	0.2
Metals	0.2
Energy - Coal	0.2
Textiles	0.1
Construction Materials	0.1

100.5
Liabilities in excess of other assets	(0.5)

100.0%

INTERNATIONAL BOND PORTFOLIO

Schedule of Investments

As of January 31, 2009 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS —148.6%

		FOREIGN BONDS—73.9%

		Australia—2.6%
		New South Wales Treasury Corp.,
		Local Gov’t. Gtd. Notes
AUD	1,000	6.00%, 05/01/12	$675,027

		Canada—3.7%
		Canadian Government Bond,
CAD	700	3.50%, 06/01/13	604,292
		Series A-76
CAD	100	9.00%, 06/01/25	133,079
		Province of Ontario,
		Debs.
CAD	100	6.20%, 06/02/31	94,398
		Toronto-Dominion Bank,
		Sr. Unsec’d. Notes, MTN
EUR	100	5.375%, 05/14/15	125,084

			956,853

		Cayman Islands—0.5%
		Mizuho Financial Group Cayman Ltd.,
		Bank Gtd. Notes
EUR	100	4.75%(c), 04/15/14	127,590

		Denmark—1.4%
		Denmark Government Bond
DKK	1,100	6.00%, 11/15/11	205,852
		Realkredit Danmark A/S
DKK	964	5.00%(c), 10/01/38	153,130

			358,982

		France—6.7%
		Credit Agricole SA,
		Sr. Unsec’d. Notes, 144A (original cost $192,068; purchased 11/10/08)(f)(g)
	$200	2.231%(c), 05/28/10	197,668
		Credit Suisse Group Capital Guernsey V Ltd.,
		Bank Gtd. Notes
EUR	80	6.905%(c), 11/29/49	61,459
		France Government Bonds
EUR	100	4.00%, 04/25/55	124,301
EUR	750	5.75%, 10/25/32	1,161,765
		France Telecom SA,
		Sr. Unsec’d. Notes, MTN
EUR	70	8.125%, 01/28/33	105,097
		Vivendi,
		Notes, 144A (original cost $99,397; purchased 04/01/08)(f)(g)
	100	5.75%, 04/04/13	91,544

			1,741,834

		Germany—10.7%
		Bundesrepublik Deutschland,
		Bonds
EUR	200	4.00%, 01/04/37	257,669
EUR	300	5.50%, 01/04/31	454,988
EUR	330	5.625%, 01/04/28	501,509
EUR	800	6.25%, 01/04/24	1,282,933
		Deutsche Bank AG,
		Sr. Unsec’d. Notes
	200	4.875%, 05/20/13	195,513

		Immeo Residential Finance PLC,
		Series 2, Class A
EUR	96	3.489%(c), 12/15/16	94,161

			2,786,773

		Ireland—2.2%
		Atlantes Mortgage PLC,
		Series 1, Class A
EUR	123	2.78%(c), 01/17/36	151,738
		GE Capital UK Funding,
		Gtd. Notes, MTN
GBP	200	6.00%, 04/11/13	292,087
		German Postal Pensions Securitisation PLC,
		Sr. Sec’d. Notes
EUR	100	3.375%, 01/18/16	124,147

			567,972

		Italy—0.8%
		Argo Mortgages,
		Series 1, Class A
EUR	79	2.409%(c), 10/28/36	101,081
		Locat Securitisation Vehicle,
		Series 2006-4, Class A2
EUR	100	3.536%(c), 12/12/28	116,493

			217,574

		Japan—24.4%
		Japan Finance Org. for Municipal Enterprises,
		Foreign Gov’t. Gtd. Notes
JPY	1,000	1.55%, 02/21/12	11,370
		Japanese Government Bonds,
		Series 14
JPY	50,000	2.40%, 03/20/34	600,705
		Series 19
JPY	30,000	2.30%, 06/20/35	354,006
		Series 20
JPY	40,000	2.50%, 09/20/35	491,376
		Series 23
JPY	20,000	2.50%, 06/20/36	246,066
		Series 27
JPY	10,000	2.50%, 09/20/37	123,674
		Series 63
JPY	60,000	1.20%, 03/20/12	681,495
		Series 289
JPY	40,000	1.50%, 12/20/17	459,293
		Japanese Government CPI Linked Bond,
		Series 6
JPY	20,080	0.80%, 12/10/15	195,245
		Series 10
JPY	200,000	1.10%, 12/10/16	1,995,862
		Series 11
JPY	39,840	1.20%, 03/10/17	394,919
		Series 12
JPY	20,000	1.20%, 06/10/17	196,805
		Series 14
JPY	30,630	1.20%, 12/10/17	302,839
		Series 16
JPY	20,350	1.40%, 06/10/18	201,994
		JLOC Ltd.,
		Series 36A, Class A1, 144A (original cost $59,954; purchased 04/23/07)(f)(g)
JPY	7,118	1.155%(c), 02/16/16	77,511

			6,333,160

		Luxembourg—0.5%
		Gazstream SA for Gazprom OAO,
		Gtd. Notes
	148	5.625%, 07/22/13	131,868

		Netherlands—4.8%
		Arena BV,
		Series 2003-I, Class A2
EUR	500	4.30%(c), 05/19/55	624,780
		Dutch MBS BV,
		Series X, Class A
EUR	344	3.208%(c), 10/02/79	426,310
		Rabobank Nederland NV,
		Notes, 144A (original cost $200,000; purchased 05/14/08)(f)(g)
	200	2.639%(c), 05/19/10	199,197

			1,250,287

		Portugal—0.5%
		Banco Espirito Santo SA,
		Covered Notes, MTN
EUR	100	5.50%, 07/21/10	132,233

		South Korea—0.4%
		Export-Import Bank of Korea,
		Sr. Unsec’d. Notes, MTN
EUR	100	5.75%, 05/22/13	109,256

		Spain—0.7%
		Caixa d’Estalvis de Catalunya,
		Covered Notes
EUR	100	5.00%, 05/19/10	130,362
		Santander Perpetual SA Unipersonal,
		Bank Gtd. Notes, 144A (original cost $100,000; purchased 10/18/07)(f)(g)
	100	6.671%(c), 10/29/49	56,552

			186,914

		Switzerland—0.7%
		UBS AG,
		Sr. Unsec’d. Notes, MTN
	200	5.75%, 04/25/18	176,416

		United Kingdom—13.3%
		Barclays Bank PLC,
		Sr. Sub. Notes, 144A (original cost $198,654; purchased 12/07/07)(f)(g)
	200	6.05%, 12/04/17	170,934
		Sr. Unsec’d. Notes
	200	5.45%, 09/12/12	199,548
		Sub. Notes, 144A (original cost $100,000; purchased 04/18/08)(f)(g)
	100	7.70%(c), 04/29/49	54,348
		Chester Asset Receivables Dealings No 11,
		Series A
EUR	500	6.125%, 10/15/10	626,959
		Inter-American Development Bank,
		Unsub. Notes
EUR	900	5.50%, 03/30/10	1,200,871
		Ladbrokes Group Finance PLC,
		Gtd. Notes, MTN
EUR	60	6.50%, 07/17/09	75,301
		Lloyds Banking Group PLC,
		Jr. Sub. Notes, 144A (original cost $98,011; purchased 05/10/07)(f)(g)
	100	5.92%, 09/29/49	19,993
		National Grid PLC,
		Sr. Unsec’d. Notes, MTN (original cost $89,690; purchased 11/03/06)(f)(g)
CAD	100	4.98%, 06/22/11	84,066
		United Kingdom Gilt,
		Bonds
GBP	100	4.25%, 06/07/32	138,427
GBP	400	4.50%, 12/07/42	583,502

GBP	200	4.75%, 12/07/38	306,156

			3,460,105

		TOTAL FOREIGN BONDS (cost $18,745,773)	19,212,844

		UNITED STATES BONDS—74.7%

		Asset Backed Securities—11.9%
		Bank of America Credit Card Trust,
		Series 2006-A9, Class A9
	100	0.343%(c), 02/15/13	93,812
		Capital Auto Receivables Asset Trust,
		Series 2008-2, Class A2B
	97	1.253%(c), 03/15/11	93,786
		Chase Issuance Trust,
		Series 2008-A7, Class A7
	400	0.983%(c), 11/15/11	390,033
		CIT Group Home Equity Loan Trust,
		Series 2002-1, Class AV
	2	0.679%(c), 03/25/33	2,185
		Citibank Credit Card Issuance Trust,
		Series 2001-A4, Class A4
EUR	650	5.375%, 04/10/13	811,752
		Series 2007-A2, Class A2
	100	2.163%(c), 05/21/12	96,112
		Ford Credit Auto Owner Trust,
		Series 2008-C, Class A2B
	299	1.233%(c), 01/15/11	289,137
		Series 2008-C, Class A3
	100	1.753%(c), 06/15/12	89,336
		Master Asset Backed Securities Trust,
		Series 2006-WMC1, Class A2
	79	0.499%(c), 02/25/36	75,467
		MBNA Credit Card Master Note Trust,
		Series 2002-A2, Class A
EUR	550	5.60%, 07/17/14	676,959
		SLM Student Loan Trust,
		Series 2003-7, Class A5B
EUR	250	3.80%, 06/17/10	313,191
		Series 2008-7, Class A2
	200	1.659%(c), 10/25/17	176,219

			3,107,989

		Collateralized Mortgage Obligations—8.9%
		American Home Mortgage Investment Trust,
		Series 2005-2, Class 4A1
	98	5.66%(c), 09/25/45	50,229
		Banc of America Mortgage Securities, Inc.,
		Series 2006-A, Class 2A1
	65	5.431%(c), 02/25/36	47,279
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2003-5, Class 1A2
	9	4.725%(c), 08/25/33	7,824
		Series 2004-10, Class 13A1
	59	5.011%(c), 01/25/35	44,422
		Series 2005-2, Class A1
	93	2.87%(c), 03/25/35	78,165
		Series 2005-2, Class A2
	40	2.339%(c), 03/25/35	33,666
		Series 2005-5, Class A1
	70	2.47%(c), 08/25/35	60,555
		Series 2005-5, Class A2
	58	4.55%(c), 08/25/35	49,575
		Bear Stearns Alt-A Trust,
		Series 2005-7, Class 22A1
	49	5.493%(c), 09/25/35	27,106
		Series 2005-9, Class 24A1
	52	5.542%(c), 11/25/35	39,216

	Series 2006-5, Class 2A2
65	6.25%(c), 08/25/36	34,408
	Citigroup Mortgage Loan Trust, Inc.,
	Series 2004-HYB2, Class 2A
30	4.773%(c), 03/25/34	23,842
	Series 2005-6, Class A1
38	4.05%(c), 08/25/35	32,408
	Series 2006-AR1, Class 1A1
279	4.90%(c), 10/25/35	189,242
	Countrywide Alternative Loan Trust,
	Series 2005-59, Class 1A1
107	0.684%(c), 11/20/35	53,682
	Series 2005-62, Class 2A1
126	3.053%(c), 12/25/35	62,145
	Series 2005-76, Class 2A1
87	3.053%(c), 02/25/36	39,408
	Credit Suisse Mortgage Capital Certificates,
	Series 2006-C5, Class A3
100	5.311%, 12/15/39	65,500
	CS First Boston Mortgage Securities Corp.,
	Series 2003-AR20, Class 2A1
11	4.75%(c), 08/25/33	9,250
	Fannie Mae Whole Loan,
	Series 2004-W12, Class 1A1
40	6.00%, 07/25/44	41,463
	Federal Home Loan Mortgage Corp.,
	Series 2395, Class FT
2	0.783%(c), 12/15/31	2,449
	Series 2682, Class JB
152	4.50%, 09/15/19	154,123
	Series 3346, Class FA
151	0.563%(c), 02/15/19	147,915
	Series R006, Class ZA
118	6.00%, 04/15/36	120,582
	Federal National Mortgage Assoc.,
	Series 2006-5, Class 3A2
168	4.668%(c), 05/25/35	169,581
	GMAC Mortgage Corp. Loan Trust,
	Series 2004-J4, Class A1
42	5.50%, 09/25/34	38,954
	Harborview Mortgage Loan Trust,
	Series 2003-1, Class A
11	5.035%(c), 05/19/33	9,140
	Indymac Index Mortgage Loan Trust,
	Series 2005-AR12, Class 2A1A
36	0.629%(c), 07/25/35	16,080
	JPMorgan Chase Commercial Mortgage Securities Corp.,
	Series 2002-CIB5, Class A2
100	5.161%, 10/12/37	93,638
	Merrill Lynch Floating Trust,
	Series 2008-LAQA, Class A1, 144A (original cost $92,250; purchased
	06/26/08)(f)(g)
100	0.94%(c), 07/09/21	55,000
	Merrill Lynch Mortgage Investors, Inc.,
	Series 2003-A2, Class 1A1
5	5.363%(c), 02/25/33	4,022
	MLCC Mortgage Investors, Inc.,
	Series 2005-2, Class 1A
66	2.868%(c), 10/25/35	51,828
	Morgan Stanley Dean Witter Capital I,
	Series 2003-TOP9, Class A2
200	4.74%, 11/13/36	186,450
	Residential Accredit Loans, Inc.,
	Series 2006-QO6, Class A1
147	0.569%(c), 06/25/46	66,950

		Structured Asset Mortgage Investments, Inc.,
		Series 2007-AR4, Class A3
	100	0.609%(c), 09/25/47	16,727
		Wells Fargo Mortgage Backed Securities Trust,
		Series 2005-AR11, Class 1A1
	234	4.616%(c), 06/25/35	190,506

			2,313,330

		Corporate Bonds—22.0%
		Allstate Life Global Funding Trusts,
		Notes, MTN
	100	5.375%, 04/30/13	100,877
		American Express Credit Corp.,
		Sr. Unsec’d. Notes, MTN
	400	1.879%(c), 05/27/10	374,076
	100	5.875%, 05/02/13	96,777
		American International Group, Inc.,
		Jr. Sub. Debs., 144A (original cost $100,000; purchased 05/13/08)(f)(g)
	100	8.175%(c), 05/15/58	37,119
		Jr. Sub. Notes
EUR	100	4.875%(c), 03/15/67	31,370
GBP	100	8.625%(c), 05/22/38	43,476
		Sr. Unsec’d. Notes, MTN
EUR	100	2.404%(c), 04/26/11	82,246
	100	5.85%, 01/16/18	71,273
		Avon Products, Inc.,
		Sr. Unsec’d. Notes
	100	5.125%, 01/15/11	101,157
		Bank of America Corp.,
		Jr. Sub. Notes
	100	8.125%(c), 12/29/49	51,889
		Sub. Notes, MTN
EUR	100	4.75%(c), 05/23/17	106,438
		Caterpillar Financial Services Corp.,
		Notes, MTN
	200	1.991%(c), 06/25/10	193,161
		Sr. Unsec’d. Notes, MTN
	200	2.216%(c), 06/24/11	181,295
		Citigroup Funding, Inc.,
		Gtd. Notes, MTN
	200	2.291%(c), 05/07/10	187,537
		Citigroup, Inc.,
		Jr. Sub. Notes
	200	8.40%(c), 04/29/49	73,046
		Sr. Unsec’d. Notes
	400	5.50%, 04/11/13	365,909
		Consolidated Edison Co. of New York, Inc.,
		Sr. Unsec’d. Notes
	100	5.85%, 04/01/18	104,355
		COX Communications, Inc.,
		Sr. Unsec’d. Notes
	100	6.75%, 03/15/11	99,502
		Dynegy Roseton / Danskammer Pass-Through Trust, Series A,
		Pass-Through Certificates
	48	7.27%, 11/08/10	46,562
		El Paso Performance-Linked Trust,
		Sr. Unsec’d. Notes, 144A (original cost $106,250; purchased 03/15/07)(f)(g)
	100	7.75%, 07/15/11	95,750
		Exelon Corp.,
		Sr. Unsec’d. Notes
	100	4.90%, 06/15/15	84,346
		Federated Department Stores,
		Gtd. Notes
	100	6.30%, 04/01/09	99,562
		GMAC LLC,
		Sr. Unsec’d. Notes
EUR	100	4.75%, 09/14/09	106,273
		Goldman Sachs Group, Inc. (The),
		Sr. Unsec’d. Notes

CAD	100	5.25%, 06/01/16 (original cost $90,598; purchased 11/03/06)(f)(g)	70,798
	100	6.15%, 04/01/18	91,314
GBP	100	7.25%, 04/10/28	130,292
		Sr. Unsec’d. Notes, MTN
	100	1.578%(c), 12/23/09	97,346
		HBOS Euro Finance LP,
		Bank Gtd. Notes
EUR	100	7.627%(c), 12/29/49	44,814
		HSBC Holdings PLC,
		Sub. Notes
	200	6.50%, 05/02/36	182,474
		iStar Financial, Inc.,
		Sr. Unsec’d. Notes
	100	5.15%, 03/01/12	41,000
		Johnson Controls, Inc.,
		Sr. Unsec’d. Notes
	100	5.25%, 01/15/11	90,675
		JPMorgan Chase Bank NA,
		Jr. Sub. Notes
EUR	200	4.375%(c), 11/30/21	188,613
		JPMorgan Chase Capital XX,
		Gtd. Notes
	100	6.55%, 09/29/36	75,732
		Lehman Brothers Holdings, Inc.,
		Sr. Unsec’d. Notes, MTN(i)
	200	5.625%, 01/24/13	28,000
		Merrill Lynch & Co., Inc.,
		Notes, MTN
	200	6.875%, 04/25/18	192,543
		Sr. Unsec’d. Notes, MTN
	300	3.472%(c), 05/12/10	294,370
		Morgan Stanley,
		Sr. Unsec’d. Notes, MTN
	100	3.338%(c), 05/14/10	95,192
	300	6.00%, 04/28/15	271,884
		Newell Rubbermaid, Inc.,
		Sr. Unsec’d. Notes
	100	4.00%, 05/01/10	97,451
		Rabobank Capital Funding Trust III,
		Gtd. Notes, 144A (original cost $97,583; purchased 12/15/06)(f)(g)
	100	5.254%(c), 12/29/49	52,474
		RBS Capital Trust,
		Bank Gtd. Notes
EUR	50	6.467%(c), 12/29/49	15,365
		Sabre Holdings Corp.,
		Sr. Unsec’d. Notes
	100	7.35%, 08/01/11	35,000
		SLM Corp.,
		Sr. Unsec’d. Notes, MTN
EUR	200	4.495%(c), 11/15/11	177,975
		SMFG Preferred Capital USD 1 Ltd.,
		Sub. Notes, 144A (original cost $100,000; purchased 12/13/06)(f)(g)
	100	6.078%(c), 12/25/49	66,815
		Sprint Capital Corp.,
		Gtd. Notes
	100	8.375%, 03/15/12	80,000
		State Street Capital Trust IV,
		Gtd. Notes
	100	2.996%(c), 06/01/77	34,099
		Target Corp.,
		Sr. Unsec’d. Notes
	100	7.00%, 01/15/38	95,477
		Viacom, Inc.,
		Sr. Unsec’d. Notes
	100	5.75%, 04/30/11	95,644

		Wells Fargo Bank NA,
		Sub. Notes
	250	4.75%, 02/09/15	235,979
		Zurich Finance USA, Inc.,
		Gtd. Notes, MTN
EUR	100	5.75%(c), 10/02/23	113,011

			5,728,333

		Municipal Bonds—1.6%

		California—0.7%
		State of California,
		General Obligation Unlimited
	200	5.00%, 11/01/37	179,782

		Illinois—0.4%
		Chicago Illinois Transit Authority,
		Revenue Bonds
	100	6.30%, 12/01/21	103,894

		Texas—0.3%
		City of San Antonio,
		Revenue Bonds
	100	4.50%, 05/15/32	87,891

		Washington—0.2%
		State of Washington,
		General Obligation Unlimited
	100	6.584%(n), 12/01/25	42,482

			414,049

		U.S. Government Agency Obligations—1.1%
		Small Business Administration Participation Certificates,
		Series 2005-20E, Class 1
	73	4.84%, 05/01/25	73,764
		Series 2008-20E, Class 1
	98	5.49%, 05/01/28	97,524
		Series 2008-20G, Class 1
	98	5.87%, 07/01/28	105,315

			276,603

		U.S. Government Mortgage Backed Obligations—29.2%
		Federal Home Loan Mortgage Corp.
	32	4.00%, 03/01/10	31,832
	607	5.00%, 08/01/35	607,504
		Federal National Mortgage Assoc.
	1,300	5.00%, TBA	1,321,531
	293	5.50%, 03/01/48	297,002
	2,000	5.50%, TBA	2,046,876
	178	7.00%, 09/01/36	187,337
		Government National Mortgage Assoc.
	2,000	6.00%, TBA	2,057,500
	1,000	6.50%, TBA	1,036,562

			7,586,144

		TOTAL UNITED STATES BONDS (cost $21,364,662)	19,426,448

		TOTAL LONG-TERM INVESTMENTS (cost $40,110,435)	38,639,292

		SHORT-TERM INVESTMENTS—6.8%

		U.S. TREASURY OBLIGATIONS—2.0%
		U.S. Treasury Bills(n)

	270	0.119%, 04/09/09	269,893
	250	0.22%, 06/11/09	249,769

		TOTAL U.S. TREASURY OBLIGATIONS (cost $519,707)	519,662

CONTRACTS/ NOTIONAL AMOUNTS (000)#
		OPTIONS PURCHASED *—4.8%

		Call Options—4.8%
		2 Year Euro-Schatz Futures,
EUR	4,400	expiring 02/20/2009, Strike Price $120.00	282
		Interest Rate Swap Options,
	1,800	expiring 08/03/2009 @ 3.45%	52,363
	2,600	expiring 08/03/2009 @ 3.45%	75,635
	10,400	expiring 08/03/2009 @ 3.50%	312,159
	14,700	expiring 08/03/2009 @ 3.85%	537,843
	1,500	expiring 08/28/2009 @ 5.00%	86,337
	1,800	expiring 08/28/2009 @ 5.00%	103,604
EUR	2,100	expiring 09/14/2009 @ 4.00%	76,362

			1,244,585

		Put Option
		5 Year Euro-Bobl Futures,
EUR	3,400	expiring 02/20/2009, Strike Price $100.00	218

		TOTAL OPTIONS PURCHASED (cost $355,927)	1,244,803

		TOTAL SHORT-TERM INVESTMENTS (cost $875,634)	1,764,465

		TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—155.4% (cost $40,986,069)(p)	40,403,757

		OPTIONS WRITTEN—(4.6)%
		Call Options—(4.6)%

		Interest Rate Swap Options,
	800	expiring 08/03/2009 @ 4.15%	(55,445)
	4,500	expiring 08/03/2009 @ 4.30%	(335,793)
	900	expiring 08/03/2009 @ 4.40%	(84,673)
	4,900	expiring 08/03/2009 @ 4.55%	(504,312)
	600	expiring 08/28/2009 @ 5.32%	(89,011)
	500	expiring 08/28/2009 @ 5.32%	(74,176)
EUR	700	expiring 09/14/2009 @ 4.23%	(42,762)

			(1,186,172)

		Put Options
		90 Day Euro Dollar Futures,
	24,000	expiring 03/16/2009, Strike Price $97.50	(1,050)
	13,000	expiring 06/15/2009, Strike Price $97.25	(1,381)
		10 Year U.S. Treasury Notes Futures,
	500	expiring 02/20/2009, Strike Price $121.50	(4,531)

			(6,962)

		TOTAL OPTIONS WRITTEN (premiums received $368,244)	(1,193,134)

		TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—150.8% (cost $40,617,825)	39,210,623

		Other liabilities in excess of other assets(x)—(50.8)%	(13,210,284)

		NET ASSETS—100%	$26,000,339

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
TBA	To Be Announced
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $1,724,455. The aggregate market value of $1,329,769 is approximately 5.1% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(n)	Rate shown is the effective yield at purchase date.
(p)	The United States federal income tax basis of the Portfolio’s investments was $40,988,652; accordingly, net unrealized depreciation on investments for federal income tax purposes was $584,895 (gross unrealized appreciation $2,722,034; gross unrealized depreciation $3,306,929). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Open futures contracts outstanding at January 31, 2009:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at January 31, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
14	90 Day Euro Dollar	Sep 09	$3,390,900	$3,452,225	$61,325
13	90 Day Euro Dollar	Dec 09	3,150,875	3,199,625	48,750
23	90 Day Euro Dollar	Mar 10	5,576,913	5,651,388	74,475
1	90 Day Euro Euribor	Jun 10	310,479	312,736	2,257
24	5 Year Euro-Bobl	Mar 09	3,545,333	3,552,170	6,837
19	10 Year Euro-Bund	Mar 09	3,038,692	2,976,952	(61,740)
5	10 Year Canadian Bond	Mar 09	485,782	505,688	19,906

					$151,810	(1)

(1)	Cash of $196,600 has been segregated with the broker to cover requirements for open futures contracts as of January 31, 2009.

Forward foreign currency exchange contracts outstanding at January 31, 2009:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 02/19/09	AUD	202	$132,876	$128,351	$(4,525)
Brazilian Real,
Expiring 06/02/09	BRL	69	36,496	28,925	(7,571)
British Pound,
Expiring 02/26/09	GBP	286	416,233	413,805	(2,428)
Canadian Dollar,
Expiring 02/03/09	CAD	3	2,433	2,446	13
Expiring 02/26/09	CAD	54	43,745	44,033	288
Chinese Yuan,
Expiring 05/06/09	CNY	4,509	682,256	651,267	(30,989)
Expiring 07/15/09	CNY	960	149,000	137,768	(11,232)
Expiring 09/08/09	CNY	554	80,000	79,202	(798)
Expiring 05/17/10	CNY	649	105,000	89,095	(15,905)
Euro,
Expiring 02/12/09	EUR	624	828,823	798,289	(30,534)
Hungarian Forint,
Expiring 05/06/09	HUF	455	2,047	1,928	(119)
Indian Rupee,
Expiring 04/09/09	INR	820	16,283	16,659	376
Japanese Yen,
Expiring 03/05/09	JPY	19,573	218,895	218,044	(851)
Malaysian Ringgit,
Expiring 02/12/09	MYR	307	87,354	85,030	(2,324)
Expiring 04/14/09	MYR	211	60,000	58,297	(1,703)
Mexican Peso,
Expiring 05/19/09	MXN	7	676	503	(173)
Philippine Peso,
Expiring 02/06/09	PHP	3,893	83,308	82,143	(1,165)
Expiring 05/06/09	PHP	1,452	30,000	30,373	373
Polish Zloty,
Expiring 05/06/09	PLN	52	18,000	14,755	(3,245)
Russian Ruble,
Expiring 05/06/09	RUB	19,443	720,340	498,527	(221,813)
Saudi Arabian Riyal,
Expiring 04/16/09	SAR	373	101,000	99,421	(1,579)
Singapore Dollar,
Expiring 04/14/09	SGD	63	42,727	41,482	(1,245)
South Korean Won,
Expiring 02/09/09	KRW	109,965	107,619	79,713	(27,906)
Expiring 04/30/09	KRW	555	405	403	(2)
United Arab Emirates Dirham,
Expiring 04/16/09	AED	443	123,000	120,432	(2,568)

			$4,088,516	$3,720,891	$(367,625)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 02/20/09	AUD	1,242	$838,132	$788,297	$49,835
Expiring 02/26/09	AUD	90	59,312	57,186	2,126
Brazilian Real,
Expiring 06/02/09	BRL	69	29,851	28,925	926
British Pound,
Expiring 02/26/09	GBP	696	1,055,136	1,008,236	46,900
Canadian Dollar,
Expiring 02/26/09	CAD	133	109,381	108,432	949
Chinese Yuan,
Expiring 05/06/09	CNY	4,509	649,000	651,267	(2,267)
Expiring 07/15/09	CNY	960	137,109	137,768	(659)
Expiring 09/08/09	CNY	554	78,479	79,202	(723)
Expiring 05/17/10	CNY	649	90,386	89,095	1,291
Danish Krone,
Expiring 02/05/09	DKK	2,257	388,034	387,554	480
Euro,
Expiring 02/12/09	EUR	5,980	8,195,471	7,655,362	540,109
Hungarian Forint,
Expiring 05/06/09	HUF	455	2,281	1,928	353
Indian Rupee,
Expiring 04/09/09	INR	770	15,000	15,652	(652)
Japanese Yen,
Expiring 03/05/09	JPY	452,413	4,818,353	5,039,029	(220,676)
Malaysian Ringgit,
Expiring 02/12/09	MYR	307	85,000	85,030	(30)
Expiring 04/14/09	MYR	117	33,000	32,359	641
Expiring 08/12/09	MYR	89	25,049	24,686	363
Philippine Peso,
Expiring 02/06/09	PHP	3,893	76,000	82,131	(6,131)
Expiring 08/06/09	PHP	1,461	30,412	30,373	39
Polish Zloty,
Expiring 05/06/09	PLN	49	16,978	13,888	3,090
Russian Ruble,
Expiring 05/06/09	RUB	19,443	582,795	498,527	84,268
Saudi Arabian Riyal,
Expiring 04/16/09	SAR	373	99,229	99,421	(192)
Singapore Dollar,
Expiring 04/14/09	SGD	66	44,336	43,456	880
South Korean Won,
Expiring 02/09/09	KRW	109,965	100,430	79,713	20,717
Swedish Krona,
Expiring 02/05/09	SEK	72	8,818	8,605	213
United Arab Emirates Dirham,
Expiring 04/16/09	AED	443	120,634	120,432	202

			$17,688,606	$17,166,554	$522,052

Interest rate swap agreements outstanding at January 31, 2009:

Counterparty	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Capital(2)	12/18/15		$6,800	5.00%	3 month LIBOR	$(198,600)
Citigroup(2)	06/17/29		2,100	3.00%	3 month LIBOR	71,569
Credit Suisse International(2)	06/17/19		600	4.00%	3 month LIBOR	(39,779)
Deutsche Bank(1)	06/17/14		800	4.00%	3 month LIBOR	(2,063)
Morgan Stanley Capital Services, Inc.(1)	06/17/10		200	4.00%	3 month LIBOR	3,558
Deutsche Bank(1)	06/15/13	AUD	500	7.25%	6 month Australian Bank Bill rate	45,541
Bank of America Securities LLC(2)	12/20/13	CAD	600	4.25%	3 month Canadian Bank floating rate	(47,177)
Merrill Lynch & Co.(2)	12/20/13	CAD	300	4.25%	3 month Canadian Bank floating rate	(19,378)
Citigroup(1)	03/18/11	EUR	700	4.50%	6 month EURIBOR	38,278
Deutsche Bank(1)	09/17/13	EUR	1,000	4.00%	6 month EURIBOR	47,286
Deutsche Bank(2)	03/18/16	EUR	2,000	4.50%	6 month EURIBOR	(178,393)
Goldman Sachs & Co.(1)	09/19/09	EUR	7,000	4.00%	6 month EURIBOR	52,427
Goldman Sachs & Co.(2)	03/18/16	EUR	2,400	4.50%	6 month EURIBOR	(238,956)
Morgan Stanley Capital Services, Inc.(1)	09/19/09	EUR	400	4.00%	6 month EURIBOR	2,881
Morgan Stanley Capital Services, Inc.(1)	03/19/10	EUR	900	4.50%	6 month EURIBOR	21,144
Morgan Stanley Capital Services, Inc.(1)	12/15/14	EUR	100	4.00%	6 month EURIBOR	6,730
Barclays Capital(1)	04/30/12	EUR	500	1.98%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	5,578
Goldman Sachs & Co.(1)	06/15/12	EUR	300	2.08%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	4,950
Barclays Capital(1)	03/18/16	GBP	100	5.00%	6 month LIBOR	14,651
Barclays Capital(1)	03/18/14	GBP	100	4.50%	6 month LIBOR	3,483
Barclays Capital(2)	12/15/35	GBP	200	4.00%	6 month LIBOR	22,745
Credit Suisse International(1)	03/18/14	GBP	600	5.00%	6 month LIBOR	88,623
Goldman Sachs & Co.(1)	03/20/13	GBP	200	5.50%	6 month LIBOR	15,324
Morgan Stanley Capital Services, Inc.(1)	03/18/14	GBP	600	5.00%	6 month LIBOR	83,882
Morgan Stanley Capital Services, Inc.(2)	06/18/34	GBP	100	5.00%	6 month LIBOR	1,123
Barclays Capital(1)	06/17/16	JPY	150,000	1.50%	6 month LIBOR	15,296
Barclays Capital(2)	06/17/11	JPY	150,000	1.00%	6 month LIBOR	(4,942)
Deutsche Bank(2)	12/20/27	JPY	40,000	2.50%	6 month LIBOR	(64,905)
Goldman Sachs & Co.(2)	06/20/36	JPY	10,000	3.00%	6 month LIBOR	(30,567)
UBS AG(1)	12/17/13	JPY	390,000	1.50%	6 month LIBOR	41,582
UBS AG(2)	06/17/18	JPY	70,000	1.50%	6 month LIBOR	(9,456)
Barclays Capital(1)	03/18/14	SEK	2,000	4.50%	3 month Stockholm interbank offered rate	19,551

						$(228,014)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2009:

Counterparty	Termination Date	Notional Amount# (000) (4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at January 31, 2009 (3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on corporate and/or sovereign issues - Sell Protection (1):
Goldman Sachs & Co.	03/20/13	$100	1.32%	General Electric Capital Corp., 6.00%, due 06/15/12	4.319%	$(10,190)	$—	$(10,190)
Morgan Stanley Capital Services, Inc.	04/20/09	200	1.68%	JSC GAZPROM	13.748%	(4,258)	—	(4,258)
Goldman Sachs & Co.	05/20/12	100	0.82%	OJSC Russian Agriculture Bank, 6.875%, due 11/29/10	9.825%	(24,167)	—	(24,167)
Morgan Stanley Capital Services, Inc.	02/20/09	400	0.49%	Russian Federation, 7.50%, due 03/31/30	9.939%	(1,238)	—	(1,238)
Citigroup	03/20/09	100	4.30%	SLM Corp., 5.125%, due 08/27/12	10.676%	(343)	—	(343)
Goldman Sachs & Co.	03/20/09	100	3.30%	SLM Corp., 5.125%, due 08/27/12	10.676%	(577)	—	(577)

						$(40,773)	$—	$(40,773)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Credit default swaps—Buy Protection (2):

Counterparty	Termination Date	Notional Amount# (000) (4)		Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Credit Suisse International	03/20/11		$100	0.16%	Avon Products, Inc., 5.125%, due 01/15/11	$949
Barclays Capital	12/20/13		900	3.60%	Citigroup, Inc., 6.50%, due 01/18/11	(26,065)
Morgan Stanley Capital Services, Inc.	03/20/11		100	0.20%	Cox Communications, Inc., 6.75%, due 03/15/11	2,990
Barclays Capital	09/20/13		100	0.76%	Deutsche Bank AG, 4.875%, due 05/20/13	947
Barclays Capital	06/20/13		1,464	1.55%	Dow Jones CDX IG10 5Y Index	42,382
Goldman Sachs & Co.	06/20/13		1,464	1.55%	Dow Jones CDX IG10 5Y Index	42,979
Merrill Lynch & Co.	12/20/13		300	1.50%	Dow Jones CDX IG11 5Y Index	(543)
Morgan Stanley Capital Services, Inc.	12/20/13		200	1.50%	Dow Jones CDX IG11 5Y Index	(524)
Barclays Capital	06/20/17		781	0.60%	Dow Jones CDX IG8 Index	42,331
Merrill Lynch & Co.	06/20/15		100	0.52%	Exelon Corp., 4.90%, due 06/15/15	19,828
Morgan Stanley Capital Services, Inc.	06/20/09		100	0.23%	Federated Department Stores, 6.30%, due 04/01/09	2,664
Bank of America Securities LLC	06/20/12		100	0.46%	GlobalSantaFe Corp., 5.00%, due 02/15/13	694
UBS AG	06/20/16		100	0.31%	Goldman Sachs Group, Inc. (The), 5.25%, due 06/01/16	13,845
Credit Suisse International	03/20/12		100	0.45%	iStar Financial, Inc., 5.15%, due 03/01/12	65,506
Deutsche Bank	06/20/18	EUR	700	1.75%	iTraxx Europe HiVol Series 9	41,973
JPMorgan Chase	03/20/11		100	0.28%	Johnson Controls, Inc., 5.25%, due 01/15/11	14,374
Barclays Capital	06/20/11		100	0.21%	National Grid PLC, 5.00%, due 07/02/18	4,760
Citigroup	06/20/10		100	0.13%	Newell Rubbermaid, Inc., 4.00%, due 05/01/10	2,658
JPMorgan Chase	09/20/11		100	0.93%	Sabre Holdings Corp., 7.35%, due 08/01/11	51,048
Merrill Lynch & Co.	03/20/12		100	0.46%	Sprint Capital Corp., 8.375%, due 03/15/12	25,130
Deutsche Bank	03/20/14	EUR	100	2.20%	UBS AG, 2.25%, due 04/18/12(5)	2,204
UBS AG	06/20/11		100	0.47%	Viacom, Inc., 5.75%, due 04/30/11	3,329

						$353,459

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount up to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount up to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Variable rate, displayed rate is as of 1/31/09.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	—	$151,810
Level 2 - Other Significant Observable Inputs - Long	$40,403,757	228,571
Level 2 - Other Significant Observable Inputs - Short	(1,193,134)	—
Level 3 - Significant Unobservable Inputs	—	10,528

Total	$39,210,623	$390,909

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments
Balance as of 10/31/08	$12,572
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(2,044)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 1/31/09	$10,528

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2009 were as follows:

Foreign Bonds	73.9%
U.S. Government Mortgage Backed Obligations	29.2
Asset Backed Securities	11.9
Financials	10.2
Collateralized Mortgage Obligations	8.9
Options Purchased	4.8
Financial—Bank & Trust	2.6
U.S. Treasury Obligations	2.0
Commercial Banks	2.0
Municipal Bonds	1.6
Insurance	1.2
Financial Services	1.1
U.S. Government Agency Obligations	1.1
Media	0.8
Retail	0.8
Diversified Financial Services	0.7
Electric Utilities	0.4
Cosmetics & Toiletries	0.4
Housewares	0.4
Auto Parts & Equipment	0.3
Electric	0.3
Telecommunications	0.3
Pipelines	0.2
Real Estate Investment Trusts	0.2
Leisure	0.1

155.4
Options Written	(4.6)
Other liabilities in excess of other assets	(50.8)

100.0%

TOTAL RETURN BOND PORTFOLIO	Schedule of Investments
As of January 31, 2009 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS—191.7%

		ASSET-BACKED SECURITIES—2.3%
		Bear Stearns Second Lien Trust,
		Series 2007-SV1A, Class A1, 144A (original cost $343,027; purchased 01/15/08)(f)(g)
Baa1	$425	0.609%(c), 12/25/36	$264,291
		SLM Student Loan Trust,
		Series 2008-9, Class A
Aaa	5,384	2.659%(c), 04/25/23	5,173,092
		Structured Asset Securities Corp.,
		Series 2005-7XS, Class 2A1A
Aaa	633	4.90%(c), 04/25/35	339,916

		TOTAL ASSET-BACKED SECURITIES (cost $6,320,615)	5,777,299

		BANK NOTES(c)—1.8%
		Cablevision, Term B (original cost $989,822; purchased 01/02/09)(f)(g)
BA+(d)	990	2.08%, 03/30/13	889,190
		Chrysler Financial, Term, 144A (original cost $4,503,000; purchased 11/28/07)(f)(g)
CAA-(d)	4,740	6.00%, 08/03/12	2,840,616
		Ford Motor Co., Term B (original cost $589,500; purchased 12/12/06)(f)(g)
CAA+(d)	590	5.00%, 11/29/13	211,729
		Las Vegas Sands, Term DD (original cost $417,364; purchased 02/06/08)(f)(g)
BA-(d)	417	2.16%, 05/23/14	202,592
		TXU Corp., Term B3 (original cost $575,091; purchased 08/11/08 – 11/10/08)(f)(g)
B+(d)	594	3.91%, 10/10/14	412,671

		TOTAL BANK NOTES (cost $7,138,486)	4,556,798

		COLLATERALIZED MORTGAGE OBLIGATIONS—2.5%

		American Home Mortgage Investment Trust,
		Series 2006-1, Class 2A1
Aaa	1,371	0.579%(c), 05/25/46	543,427
		American Housing Trust,
		Series I, Class 5
AAA(d)	2	8.625%, 08/25/18	1,605
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2002-11, Class 1A1
Aaa	88	5.605%(c), 02/25/33	74,829
		Series 2005-4, Class 23A2
Aa3	374	5.366%(c), 05/25/35	271,007
		Series 2007-3, Class 1A1
AAA(d)	1,371	5.473%(c), 05/25/47	837,629
		Citigroup Mortgage Loan Trust, Inc.,
		Series 2005-6, Class A2
Aaa	605	4.248%(c), 08/25/35	511,155
		Series 2007-10, Class 22AA
AAA(d)	1,369	6.012%(c), 09/25/37	784,352
		Countrywide Alternative Loan Trust,
		Series 2006-OA9, Class 2A1A
Aaa	1,364	0.569%(c), 07/20/46	562,703
		Series 2006-OA17, Class 1A1A
Aaa	1,363	0.554%(c), 12/20/46	594,037
		FHLMC Structured Pass-Through Securities,
		Series T-61, Class 1A1
Aaa	281	3.655%(c), 07/25/44	249,542
		Indymac Adjustable Rate Mortgage Trust,
		Series 2001-H2, Class A1
Aaa	4	4.446%(c), 01/25/32	4,219
		Merrill Lynch Mortgage Investors, Inc.,
		Series 2005-A10, Class A
Aaa	305	0.599%(c), 02/25/36	161,903

		Residential Funding Mortgage Securities I,
		Series 2003-S9, Class A1
Aaa	55	6.50%, 03/25/32	52,851
		WaMu Mortgage Pass-Through Certificates,
		Series 2003-R1, Class A1
Aaa	1,432	0.929%(c), 12/25/27	1,186,283
		Series 2007-OA2, Class 1A
Aaa	1,158	2.753%(c), 03/25/47	400,283

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $8,053,683)	6,235,825

		CORPORATE BONDS—37.6%
		Aerospace—0.1%
		Goodrich Corp.,
		Sr. Unsec’d. Notes
Baa2	200	6.29%, 07/01/16	197,593

		Airlines—0.1%

		United Air Lines, Inc.,
		Equipment Trust(g)(i)
NR	807	10.85%, 02/19/15	246,167

		Automobile Manufacturers—0.6%

		Daimler Finance North America LLC,
		Gtd. Notes
A3	1,000	7.75%, 01/18/11	994,063
		DaimlerChrysler NA Holding Corp.,
		Gtd. Notes, MTN
A3	400	5.75%, 09/08/11	380,076

			1,374,139

		Automotive Parts—0.4%
		Autozone, Inc.,
		Sr. Unsec’d. Notes
Baa2	1,100	6.95%, 06/15/16	1,026,669

		Computer Services & Software—0.5%

		Electronic Data Systems Corp.,
		Sr. Unsec’d. Notes
A2	1,200	6.00%, 08/01/13	1,274,466

		Electronic Components

		General Electric Co.,
		Sr. Unsec’d. Notes
Aaa	100	5.25%, 12/06/17	94,628

		Financial - Bank & Trust—18.3%
		American Express Bank FSB,
		Sr. Unsec’d. Notes
A1	7,700	5.50%, 04/16/13	7,365,389
		American Express Co.,
		Sr. Unsec’d. Notes
A2	1,100	7.00%, 03/19/18	1,093,462
		Bank of America Corp.,
		Jr. Sub. Notes
Baa1	7,100	8.00%(c), 12/29/49	3,760,515
Baa1	2,700	8.125%(c), 12/29/49	1,401,003
		Sr. Unsec’d. Notes
A1	1,200	1.42%(c), 10/14/16	874,478
A1	300	5.65%, 05/01/18	271,702
		Barclays Bank PLC,
		Sr. Sub. Notes, 144A (United Kingdom) (original cost $5,661,639; purchased 12/07/07)(f)(g)
A1	5,700	6.05%, 12/04/17	4,871,607
		Citigroup, Inc.,
		Jr. Sub. Notes
Baa3	3,200	8.40%(c), 04/29/49	1,168,736
		Sr. Unsec’d. Notes
A2	6,300	5.50%, 04/11/13	5,763,076

			Credit Suisse / New York NY,
			Sr. Unsec’d. Notes, MTN (Switzerland)
Aa1		3,900	5.00%, 05/15/13	3,777,914
			Deutsche Bank AG,
			Sr. Unsec’d. Notes (Germany)
Aa1		5,300	4.875%, 05/20/13	5,181,089
			Export-Import Bank of Korea,
			Sr. Notes (Korea)
A2		2,600	8.125%, 01/21/14	2,622,230
			Goldman Sachs Group, Inc. (The),
			Sr. Unsec’d. Notes
A1		400	1.523%(c), 07/22/15	321,235
A1		300	6.15%, 04/01/18	273,941
A1		3,100	6.25%, 09/01/17	2,868,334
			Sub. Notes
A2		500	6.75%, 10/01/37	380,071
			Lehman Brothers Holdings, Inc.,
			Sr. Unsec’d. Notes, MTN(i)
NR		3,500	5.625%, 01/24/13	490,000
NR		900	6.875%, 05/02/18	126,000
			Morgan Stanley,
			Sr. Unsec’d. Notes, MTN
A2		1,600	4.233%(c), 05/14/10	1,523,067
			National Australia Bank Ltd.,
			Bonds, 144A (Australia) (original cost $1,200,000; purchased 02/01/08)(f)(g)
Aa1		1,200	2.838%(c), 02/08/10	1,200,082

				45,333,931

			Financial Services—6.9%
			American General Finance Corp.,
			Sr. Unsec’d. Notes
Baa1		100	5.40%, 12/01/15	43,989
			ANZ National International Ltd.,
			Bank Gtd. Notes, 144A (New Zealand) (original cost $2,697,462; purchased 07/09/08)(f)(g)
Aa2		2,700	6.20%, 07/19/13	2,617,177
			Caterpillar Financial Services Corp.,
			Sr. Unsec’d. Notes, MTN
A2		2,600	2.216%(c), 06/24/11	2,356,830
			CitiFinancial, Inc.,
			Sr. Unsec’d. Notes
A2		400	6.625%, 06/01/15	345,428
			Ford Motor Credit Co. LLC,
			Sr. Unsec’d. Notes
Caa1		1,100	7.00%, 10/01/13	684,802
			General Electric Capital Corp.,
			Sr. Unsec’d. Notes, MTN
Aaa		400	5.875%, 01/14/38	318,119
			Sub. Notes, 144A(f)(g)
Aa1	GBP	1,000	6.50%(c), 09/15/67 (original cost $1,996,178; purchased 08/30/07)	839,560
			General Motors Acceptance Corp. LLC,
			Sr. Unsec’d. Notes
C		900	6.75%, 12/01/14	517,089
C		100	8.00%, 11/01/31	51,370
			International Lease Finance Corp.,
			Sr. Unsec’d. NotesSr. Unsec’d. Notes
Baa1	EUR	1,300	4.62%(c), 08/15/11	1,141,202
			Morgan Stanley,
			Sr. Unsec’d. Notes, MTN
A2		1,800	5.75%, 10/18/16	1,555,409
A2		3,200	6.625%, 04/01/18	2,928,362
			Pearson Dollar Finance PLC,
			Gtd. Notes, 144A (United Kingdom) (original cost $4,274,340; purchased 01/14/08)(f)(g)
Baa1		4,200	5.70%, 06/01/14	3,506,517

			Pemex Project Funding Master Trust,
			Gtd. Notes
Baa1		60	9.125%, 10/13/10	63,600

				16,969,454

			Food—0.3%
			General Mills, Inc.,
			Sr. Unsec’d. Notes
Baa1		800	1.253%(c), 01/22/10	784,985

			Insurance—2.3%
			American International Group, Inc.,
			Jr. Sub. Debs., 144A(f)(g)
Baa1		2,600	8.175%(c), 05/15/68 (original cost $2,600,000; purchased 05/13/08)	965,091
			Sr. Unsec’d. Notes, 144A(f)(g)
A3		2,300	8.25%, 08/15/18 (original cost $2,300,000; purchased 08/13/08)	1,884,448
			Sr. Unsec’d. Notes, MTN
A3	EUR	600	2.628%(c), 07/19/13	424,394
A3		1,400	5.85%, 01/16/18	997,816
			Travelers Cos., Inc. (The),
			Sr. Unsec’d. Notes
A2		1,400	5.80%, 05/15/18	1,371,190

				5,642,939

			Oil, Gas & Consumable Fuels—0.4%
			Suncor Energy, Inc.,
			Sr. Unsec’d. Notes (Canada)
Baa1		1,300	6.85%, 06/01/39	963,092

			Paper & Forest Products—1.0%
			International Paper Co.,
			Sr. Unsec’d. Notes
Baa3		3,600	5.25%, 04/01/16	2,563,715

			Pharmaceuticals—0.4%
			Cardinal Health, Inc.,
			Sr. Unsec’d. Notes
Baa2		1,200	6.00%, 06/15/17	1,079,864

			Pipelines—0.1%
			El Paso Corp.,
			Sr. Unsec’d. Notes, MTN
Ba3		300	7.80%, 08/01/31	232,500

			Printing & Publishing—0.3%
			Donnelley (R.R.) & Sons Co.,
			Sr. Unsec’d. Notes
Baa2		1,000	6.125%, 01/15/17	760,170

			Real Estate Investment Trusts
			iStar Financial, Inc.,
			Sr. Unsec’d. Notes
Ba3		200	5.80%, 03/15/11	84,000

			Retail & Merchandising—0.6%
			Limited Brands, Inc.,
			Sr. Unsec’d. Notes
Ba1		1,900	6.90%, 07/15/17	1,298,046
			Target Corp.,
			Sr. Unsec’d. Notes
A2		300	7.00%, 01/15/38	286,430

				1,584,476

			Telecommunications—1.9%
			Embarq Corp.,
			Sr. Unsec’d. Notes
Baa3		1,600	6.738%, 06/01/13	1,520,000
Baa3		1,000	7.082%, 06/01/16	890,000
			Qwest Corp.,
			Sr. Unsec’d. Notes
Ba1		250	7.50%, 06/15/23	185,000

Ba1		1,500	7.625%, 06/15/15	1,357,500
			Sprint Capital Corp.,
			Gtd. Notes
Ba2		1,000	8.375%, 03/15/12	800,000

				4,752,500

			Tobacco—0.3%
			Reynolds American, Inc.,
			Sr. Sec’d. Notes
Baa3		750	7.625%, 06/01/16	654,393

			Transportation—0.6%
			CSX Corp.,
			Sr. Unsec’d. Notes
Baa3		1,600	6.25%, 03/15/18	1,417,274

			Utilities—2.5%
			Electricite de France,
			Notes, 144A (France)(f)(g)
Aa3		2,500	6.50%, 01/26/19 (original cost $2,492,200; purchased 01/21/09)	2,593,923
Aa3		1,300	6.95%, 01/26/39 (original cost $1,281,163; purchased 01/21/09)	1,340,379
			Illinois Power Co.,
			Sr. Sec’d. Notes
Baa3		2,500	6.25%, 04/01/18	2,280,800

				6,215,102

			TOTAL CORPORATE BONDS (cost $115,569,699)	93,252,057

			CONVERTIBLE BOND—0.5%
			Financial Services—0.5%
			National City Corp.,
			Sr. Unsec’d. Notes
A1		1,200	4.00%, 02/01/11
			(cost $1,005,816)	1,102,500

			FOREIGN GOVERNMENT BONDS—2.9%
			Bundesrepublik Deutschland,
			Bonds (Germany)
Aaa	EUR	1,900	4.25%, 07/04/39	2,583,359
Aaa	EUR	1,300	6.25%, 01/04/30	2,135,168
			Republic of Brazil,
			Sr. Unsec’d. Notes (Brazil)
Ba1	BRL	2,200	12.50%, 01/05/22	995,690
			United Kingdom Gilt,
			Bonds (United Kingdom)
Aaa	GBP	700	4.25%, 03/07/11	1,072,013
Aaa	GBP	200	5.75%, 12/07/09	301,577

			TOTAL FOREIGN GOVERNMENT BONDS (cost $7,977,752)	7,087,807

			MUNICIPAL BONDS—1.4%
			Georgia—0.2%
			Georgia State Road & Tollway Authority,
			Revenue Bonds
Aaa		500	5.00%, 03/01/21	517,745

			Illinois—0.6%
			Chicago Illinois Transit Authority,
			Revenue Bonds
Aa3		1,500	6.899%, 12/01/40	1,546,710

			New York—0.6%
			New York City Trust For Cultural Resources, Museum of Modern Art,
			Revenue Bonds
Aa2		1,500	5.125%, 07/01/31	1,437,270

	TOTAL MUNICIPAL BONDS (cost $3,440,069)	3,501,725

	U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS—127.1%

	Federal Home Loan Mortgage Corp.
1,571	5.00%, 01/01/37	1,597,713
32	5.329%(c), 09/01/35	33,132
3,759	5.50%, 06/01/31-08/01/38	3,849,010
21,000	5.50%, TBA	21,485,625
1,500	5.50%, TBA	1,530,468
33	5.776%(c), 01/01/24	33,225
70	6.00%, 09/01/22	72,592
42	7.50%, 09/01/16-07/01/17	44,524
—(r)	9.25%, 01/01/10	9
	Federal National Mortgage Assoc.
11,731	4.00%, 08/01/18-06/01/19	11,866,121
84	4.393%(c), 05/01/36	84,257
7,678	4.50%, 06/01/34-09/01/35	7,742,166
2,000	4.50%, TBA	2,027,500
115	4.522%(c), 01/01/20	114,863
296	4.574%(c), 12/01/34	298,899
1,646	5.00%, 11/01/33-01/01/38	1,678,444
31,800	5.00%, TBA	32,237,250
11,000	5.00%, TBA	11,182,182
56,433	5.50%, 07/01/32-09/01/38	57,843,351
55,500	5.50%, TBA	56,662,059
7,000	5.50%, TBA	7,164,066
780	6.00%, 11/01/16-09/01/38	804,755
143	6.50%, 04/01/21-09/01/21	149,289
5,100	6.50%, TBA	5,311,966
	Government National Mortgage Assoc.
65	4.625%, 07/20/22-07/20/27	65,601
8,800	5.00%, TBA	8,934,746
94	5.125%, 10/20/26-11/20/29	95,118
94	5.375%, 02/20/17-02/20/26	97,134
700	5.50%, TBA	717,063
5,046	6.00%, 03/15/29-08/15/36	5,200,249
59,100	6.00%, TBA	60,799,125
3,389	6.50%, 05/15/36-07/15/37	3,518,231
11,500	6.50%, TBA	11,920,463
59	8.50%, 06/15/30-08/20/30	63,685

	TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $313,848,485)	315,224,881

	U.S. TREASURY OBLIGATIONS—15.6%
	U.S. Treasury Bonds
500	4.75%, 02/15/37	593,515
7,700	5.375%, 02/15/31	9,343,473
	U.S. Treasury Inflationary Indexed Bonds, TIPS
400	1.75%, 01/15/28, RRB	360,977
600	2.00%, 01/15/26, RRB	594,602
3,300	2.125%, 01/15/19, RRB	3,385,452
1,400	2.375%, 01/15/25, RRB	1,542,217
2,600	2.50%, 01/15/29, RRB	2,590,152
	U.S. Treasury Strips, IO
5,500	7.25%, 02/15/22-08/15/22	3,165,319
1,200	7.625%, 05/15/22	693,043
1,900	8.00%, 11/15/21	1,123,457
	U.S. Treasury Strips, PO
9,300	8.00%, 11/15/21	5,510,055

16,000	8.125%, 05/15/21-08/15/21	9,712,625

	TOTAL U.S. TREASURY OBLIGATIONS (cost $36,579,279)	38,614,887

	TOTAL LONG-TERM INVESTMENTS (cost $499,933,884)	475,353,779

	SHORT-TERM INVESTMENTS—1.9%

NOTIONAL AMOUNTS (000)
	OPTIONS PURCHASED *—1.0%
	Call Options—0.6%
	2 Year Euro-Schatz Futures,
EUR13,000	expiring 02/20/2009, Strike Price $120.00	832
	5 Year Euro-Bobl Futures,
EUR10,300	expiring 02/20/2009, Strike Price $135.00	659
	10 Year Euro-Bund Futures,
EUR 5,900	expiring 02/20/2009, Strike Price $145.00	756
	Currency Option, on EUR vs USD,
EUR 1,100	expiring 05/21/2010 @ FX Rate 1.38	65,126
EUR 3,000	expiring 05/21/2010 @ FX Rate 1.38	177,616
	Currency Option, on USD vs JPY,
1,400	expiring 03/31/2010 @ FX Rate 104.65	11,092
	Interest Rate Swap Options,
2,500	expiring 08/03/2009 @ 3.45%	72,726
9,300	expiring 08/03/2009 @ 3.45%	270,541
3,500	expiring 08/03/2009 @ 3.45%	101,817
19,600	expiring 08/03/2009 @ 3.85%	717,125
2,400	expiring 09/08/2009 @ 4.75%	125,979

		1,544,269

	Put Options—0.4%
	5 Year U.S. Treasury Note Futures,
19,000	expiring 02/20/2009, Strike Price $87.00	1,485
	Currency Option, on EUR vs USD,
EUR 1,100	expiring 05/21/2010 @ FX Rate 1.38	159,926
EUR 3,000	expiring 05/21/2010 @ FX Rate 1.38	436,162
	Currency Option, on USD vs JPY,
1,400	expiring 03/31/2010 @ FX Rate 104.65	223,349
	Federal National Mortgage Assoc.,
36,000	expiring 03/05/2009, Strike Price $86.00	—

		820,922

	TOTAL OPTIONS PURCHASED (cost $930,731)	2,365,191

	U.S. TREASURY OBLIGATIONS(n)—0.6%
	U.S. Treasury Bills
1,150	0.02%, 02/26/09	1,149,969

380	0.22%, 06/11/09	379,649

	TOTAL U.S. TREASURY OBLIGATIONS (cost $1,529,666)	1,529,618

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND—0.3%
665,227	Dryden Core Investment Fund - Taxable Money Market Series (cost $665,227)(w)	665,227

PRINCIPAL AMOUNT (000)#
	REPURCHASE AGREEMENT
$100	Deutsche Bank Securities, Inc., 0.25%, dated 01/30/09, due 02/02/09 in the amount of $100,002 (cost $100,000; the value of collateral plus interest was $102,532)(m)
		100,000

	TOTAL SHORT-TERM INVESTMENTS (cost $3,225,624)	4,660,036

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITY SOLD SHORT—193.6% (cost $503,159,508)(p)	480,013,815

NOTIONAL AMOUNTS (000)
	OPTIONS WRITTEN—(0.4)%
	Call Options—(0.4)%
	Interest Rate Swap Options,
1,100	expiring 08/03/2009 @ 4.15%	(76,236)
6,500	expiring 08/03/2009 @ 4.55%	(668,985)
900	expiring 09/08/2009 @ 5.15%	(123,785)

		(869,006)

	Put Options
	Interest Rate Swap Options,
3,300	expiring 05/22/2009 @ 2.75%	(39,662)
3,600	expiring 05/22/2009 @ 2.75%	(43,267)

		(82,929)

	TOTAL OPTIONS WRITTEN (premiums received $303,996)	(951,935)

PRINCIPAL AMOUNT (000)#
	SECURITY SOLD SHORT—(4.0)%
	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
	Federal National Mortgage Assoc.
10,000	4.50%, TBA	(10,031,250)

	(proceeds received $10,078,438)
	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITY SOLD SHORT—189.2% (cost $492,777,074)	469,030,630
	Other liabilities in excess of other assets(x)—(89.2)%	(221,080,043)

	NET ASSETS—100%	$247,950,587

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corp.
IO	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moodys or Standard & Poor’s
PO	Principal Only Securities
RRB	Real Return Bonds
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MYR	Malaysian Ringgit
RUB	Russian Ruble
USD	United States Dollar
#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The rating reflected is as of January 31, 2009. Rating of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $31,920,786. The aggregate value of $24,639,873 is approximately 9.9% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Portfolio’s investments was $503,912,753; accordingly, net unrealized depreciation on investments for federal income tax purposes was $23,898,938 (gross unrealized appreciation - $6,560,403; gross unrealized depreciation - $30,459,341). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open futures contracts outstanding at January 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
95	90 Day Euribor	Mar 09	$28,940,279	$29,846,769	$906,490
5	90 Day Euribor	Dec 09	1,527,509	1,569,442	41,933
136	90 Day Euro Dollar	Mar 09	33,327,863	33,576,700	248,837
85	90 Day Euro Dollar	Jun 09	20,731,813	20,981,188	249,375
155	90 Day Euro Dollar	Mar 10	37,320,376	38,085,438	765,062
133	90 Day Sterling	Mar 09	23,440,648	23,703,707	263,059
23	90 Day Sterling	Jun 09	3,911,856	4,104,970	193,114
51	90 Day Sterling	Sep 09	8,744,765	9,100,940	356,175
377	90 Day Sterling	Dec 09	64,737,458	67,162,891	2,425,433
59	2 Year Euro Shatz	Mar 09	8,150,735	8,143,558	(7,177)
103	5 Year U.S. Treasury Notes	Mar 09	12,160,086	12,171,703	11,617
2	30 Year U.S. Treasury Bonds	Mar 09	281,312	253,406	(27,906)

					5,426,012

Short Positions:
103	5 Year Euro-Bobl	Mar 09	15,218,352	15,244,728	(26,376)
1	10 Year Euro-Bund	Mar 09	159,057	156,682	2,375
2	10 Year U.K. Gilt	Mar 09	344,784	340,328	4,456

					(19,545)

					$5,406,467 (1)

(1)	Cash of $1,547,600 has been segregated with the broker to cover requirements for open futures contacts as January 31, 2009.

Forward foreign currency exchange contracts outstanding at January 31, 2009:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 02/03/09	BRL	3,608	$1,601,048	$1,555,638	$(45,410)
Expiring 06/02/09	BRL	1,804	764,794	751,575	(13,219)
Chinese Yuan,
Expiring 02/11/09	CNY	1,728	261,000	252,207	(8,793)
Expiring 05/06/09	CNY	16,521	2,386,781	2,386,207	(574)
Expiring 07/15/09	CNY	20,104	2,991,955	2,885,865	(106,090)
Expiring 09/08/09	CNY	9,794	1,418,250	1,400,098	(18,152)
Euro,
Expiring 02/12/09	EUR	1,970	2,580,529	2,564,087	(16,442)
Indian Rupee,
Expiring 04/09/09	INR	96,562	1,924,026	1,962,567	38,541
Malaysian Ringgitt,
Expiring 02/12/09	MYR	1,557	440,597	431,338	(9,259)
Expiring 04/14/09	MYR	1,235	350,000	341,842	(8,158)
Expiring 08/12/09	MYR	1,565	441,138	433,717	(7,421)
Russian Ruble,
Expiring 05/06/09	RUB	79,454	3,254,643	2,037,275	(1,217,368)

			$18,414,761	$17,002,416	$(1,412,345)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 02/03/09	BRL	3,608	$1,566,763	$1,556,575	$10,188
Expiring 06/02/09	BRL	2,931	1,265,959	1,220,877	45,082
British Pound,
Expiring 02/26/09	GBP	4,762	7,053,834	6,898,303	155,531
Chinese Yuan,
Expiring 02/11/09	CNY	1,728	251,502	252,207	(705)
Expiring 07/15/09	CNY	36,759	5,286,000	5,276,639	9,361
Euro,
Expiring 02/12/09	EUR	2,582	3,427,931	3,305,676	122,255
Indian Rupee,
Expiring 04/09/09	INR	97,171	1,938,000	1,974,957	(36,957)
Japanese Yen,
Expiring 03/05/09	JPY	131,739	1,419,100	1,467,327	(48,227)
Malaysian Ringgitt,
Expiring 02/12/09	MYR	1,557	441,477	431,338	10,139
Russian Ruble,
Expiring 05/06/09	RUB	79,454	2,456,514	2,037,274	419,240

			$25,107,080	$24,421,173	$685,907

Interest rate swap agreements outstanding at January 31, 2009:

Counter Party	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America, N.A.(1)	06/15/35		$900	6.00%	3 month LIBOR	$418,127
Bank of America, N.A.(1)	12/17/13		5,400	4.00%	3 month LIBOR	422,066
Barclays Capital(1)	06/17/16		100	4.00%	3 month LIBOR	(987)
Barclays Capital(2)	12/17/38		2,000	5.00%	3 month LIBOR	(495,083)
Barclays Capital(2)	12/17/23		500	5.00%	3 month LIBOR	(80,342)
Barclays Capital(2)	12/17/28		500	5.00%	3 month LIBOR	(117,842)
Citigroup(1)	06/17/14		5,000	4.00%	3 month LIBOR	666
Citigroup(2)	06/17/29		1,200	3.00%	3 month LIBOR	179,262
Citigroup(2)	12/17/38		3,100	5.00%	3 month LIBOR	(948,868)
Citigroup(2)	12/17/23		2,500	5.00%	3 month LIBOR	(497,553)
Citigroup(2)	12/17/28		21,700	5.00%	3 month LIBOR	(5,114,321)
Credit Suisse International(2)	06/17/24		800	4.00%	3 month LIBOR	39,597
Deutsche Bank(2)	12/17/28		1,600	5.00%	3 month LIBOR	(399,061)
Goldman Sachs & Co.(2)	12/17/23		1,600	5.00%	3 month LIBOR	(246,453)
Merrill Lynch & Co.(1)	12/17/13		6,200	4.00%	3 month LIBOR	472,655
Merrill Lynch & Co.(2)	12/17/38		4,800	5.00%	3 month LIBOR	(1,345,116)
Merrill Lynch & Co.(2)	12/17/23		11,400	5.00%	3 month LIBOR	(2,185,238)
Morgan Stanley & Co.(1)	12/17/13		36,400	4.00%	3 month LIBOR	2,883,230
Morgan Stanley & Co.(2)	12/17/38		4,500	5.00%	3 month LIBOR	(1,091,621)
Morgan Stanley & Co.(2)	12/17/23		100	5.00%	3 month LIBOR	(19,357)
Merrill Lynch & Co.(1)	01/02/12	BRL	1,300	14.77%	Brazilian interbank lending rate	25,213
Morgan Stanley & Co.(1)	01/02/12	BRL	22,400	10.12%	Brazilian interbank lending rate	(442,938)
UBS AG(1)	01/02/12	BRL	10,100	10.58%	Brazilian interbank lending rate	(138,601)
Barclays Capital(1)	03/19/18	EUR	1,400	5.00%	6 month EURIBOR	96,493
Barclays Capital(2)	09/17/38	EUR	1,900	5.00%	6 month EURIBOR	(481,134)
Deutsche Bank(1)	03/18/14	EUR	1,300	4.50%	6 month EURIBOR	107,340
Deutsche Bank(1)	09/17/10	EUR	3,000	5.00%	6 month EURIBOR	169,937
Deutsche Bank(1)	06/15/13	EUR	4,000	4.00%	6 month EURIBOR	411,533
Deutsche Bank(2)	09/17/18	EUR	600	5.00%	6 month EURIBOR	(74,375)
Goldman Sachs & Co.(1)	03/18/14	EUR	1,400	4.50%	6 month EURIBOR	116,009
Goldman Sachs & Co.(2)	03/18/39	EUR	900	5.00%	6 month EURIBOR	(212,450)
UBS AG(1)	10/15/10	EUR	200	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	9,125
Barclays Capital(1)	09/15/10	GBP	4,200	5.00%	6 month LIBOR	304,280
Barclays Capital(2)	06/15/37	GBP	800	4.00%	6 month LIBOR	(52,685)
Citigroup(1)	03/18/11	GBP	1,100	5.00%	6 month LIBOR	135,150
Deutsche Bank(1)	03/18/11	GBP	900	5.00%	6 month LIBOR	111,887
Deutsche Bank(2)	06/15/37	GBP	2,800	4.25%	6 month LIBOR	(193,366)
Goldman Sachs & Co.(1)	09/17/11	GBP	1,700	4.50%	6 month LIBOR	208,126
Goldman Sachs & Co.(2)	06/15/37	GBP	900	4.00%	6 month LIBOR	(57,639)
Morgan Stanley & Co.(2)	06/15/37	GBP	1,000	4.25%	6 month LIBOR	(67,681)
UBS AG(2)	06/17/18	JPY	130,000	1.50%	6 month LIBOR	(17,563)
Citigroup(1)	05/14/09	MXN	39,000	7.91%	28 day Mexican interbank rate	(69,788)
Merrill Lynch & Co.(1)	11/04/16	MXN	2,000	8.17%	28 day Mexican interbank rate	(372)

						$(8,239,738)

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2009:

Counterparty	Termination Date	Notional Amount# (000) (4)	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices - Sell Protection (1):
Citigroup	06/20/12	$7,500	2.11%	Dow Jones CDX HY8 Index	$(2,042,728)	$—	$(2,042,728)
Morgan Stanley & Co.	12/20/15	670	0.46%	Dow Jones CDX IG5 10Y Index	(171,677)	—	(171,677)
Morgan Stanley & Co.	12/20/15	2,300	0.45%	Dow Jones CDX IG5 10Y Index	(588,677)	—	(588,677)
Barclays Bank PLC	12/20/12	1,070	0.82%	Dow Jones CDX IG9 5Y Index	15,275	—	15,275
Deutsche Bank	12/20/12	4,000	1.16%	Dow Jones CDX IG9 5Y Index	10,924	—	10,924
Deutsche Bank	12/20/12	583	0.82%	Dow Jones CDX IG9 5Y Index	8,332	—	8,332
Goldman Sachs & Co.	12/20/12	4,861	0.71%	Dow Jones CDX IG9 5Y Index	47,756	—	47,756

					$(2,720,795)	$—	$(2,720,795)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness

Credit default swaps—Buy Protection (2):

Counter Party	Termination Date	Notional Amount# (000) (4)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Deutsche Bank	06/20/16	$1,100	0.72%	AutoZone, Inc., 6.95%, due 06/15/16	$21,808
Citigroup	12/20/16	1,200	0.17%	Bank of America Corp., 5.08%, due 10/14/16 (5)	103,534
UBS AG	06/20/17	1,200	0.56%	Cardinal Health, Inc., 6.00%, due 06/15/17	23,414
Barclays Bank PLC	06/20/15	400	0.15%	CitiFinancial, 6.625%, 06/01/15	55,542
Goldman Sachs & Co.	03/20/18	1,600	1.65%	CSX Corp., 6.25%, due 03/15/18	5,019
Barclays Bank PLC	09/20/11	400	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	30,527
Bank of America Securities LLC	03/20/17	1,000	0.80%	Donnelley (R.R.) & Sons, 6.125%, due 01/15/17	165,796
Barclays Bank PLC	06/20/13	1,089	5.00%	Dow Jones CDX HY10 Index	217,330
UBS AG	06/20/13	1,089	5.00%	Dow Jones CDX HY10 Index	217,918
Merrill Lynch & Co.	12/20/11	400	0.00%	Dow Jones CDX HY7 Index	218,862
Merrill Lynch & Co.	06/20/12	2,156	2.75%	Dow Jones CDX HY8 Index	445,722
UBS AG	06/20/12	2,450	2.75%	Dow Jones CDX HY8 Index	463,381
Deutsche Bank	06/20/18	4,685	1.50%	Dow Jones CDX IG10 10Y Index	99,102
Goldman Sachs & Co.	06/20/18	4,294	1.50%	Dow Jones CDX IG10 10Y Index	181,964
Morgan Stanley & Co.	06/20/18	11,126	1.50%	Dow Jones CDX IG10 10Y Index	374,643
Goldman Sachs & Co.	06/20/13	10,346	1.55%	Dow Jones CDX IG10 5Y Index	97,852
Morgan Stanley & Co.	12/20/12	900	0.14%	Dow Jones CDX IG5 7Y Index	158,763
Morgan Stanley & Co.	12/20/12	3,200	0.14%	Dow Jones CDX IG5 7Y Index	564,476
JPMorgan Chase	12/20/11	1,886	1.65%	Dow Jones CDX IG7 Index	284,602
Barclays Bank PLC	12/20/17	1,269	0.80%	Dow Jones CDX IG9 10Y Index	54,721
Goldman Sachs & Co.	12/20/17	1,659	0.80%	Dow Jones CDX IG9 10Y Index	64,841
Morgan Stanley & Co.	12/20/17	1,854	0.80%	Dow Jones CDX IG9 10Y Index	61,995
Goldman Sachs & Co.	12/20/12	1,171	0.60%	Dow Jones CDX IG9 5Y Index	43,700
Barclays Bank PLC	09/20/13	2,300	0.65%	Eastman Chemical, 7.60%, due 02/01/27	106,702
Morgan Stanley & Co.	09/20/13	1,200	1.22%	Electronic Data Systems, 6.00%, due 08/01/13	(44,536)
Bear Stearns International Ltd.	03/20/16	600	0.33%	Goldman Sachs Group, Inc., 5.815%, due 03/22/16	80,976
Deutsche Bank	09/20/16	200	0.51%	Goodrich Corp., 6.29%, due 07/01/16	5,249
Barclays Bank PLC	03/20/12	200	0.17%	International Lease Finance Corp., 5.40%, due 02/15/12	42,216
Barclays Bank PLC	03/20/11	200	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	128,875
Bank of America Securities LLC	09/20/17	1,900	2.29%	Limited Brands, Inc., 6.90%, due 07/15/17	266,141
UBS AG	06/20/17	200	0.48%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	23,328
Morgan Stanley & Co.	06/20/14	4,200	0.76%	Pearson Dollar, 5.70%, due 06/01/14	40,470
Morgan Stanley & Co.	09/20/13	200	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	32,188
Bear Stearns International Ltd.	03/20/12	1,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	249,148
Morgan Stanley & Co.	06/20/12	500	0.11%	Target Corp., 5.875%, due 03/01/12	18,774
Deutsche Bank	06/20/18	1,400	0.62%	Travelers Cos., Inc., 5.80%, due 05/15/18	39,327
Bear Stearns International Ltd.	06/20/16	300	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	50,349
Barclays Bank PLC	09/20/13	2,300	0.39%	Wyeth, 5.25%, due 03/15/13	26,692

					$5,021,411

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount up to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount up to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Variable rate, displayed rate is as of 1/31/09.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$665,227	$5,406,467
Level 2 - Other Significant Observable Inputs - Long	479,348,588	(6,674,685)
Level 2 - Other Significant Observable Inputs - Short	(10,983,185)	—
Level 3 - Significant Unobservable Inputs	—	9,125

Total	$469,030,630	$(1,259,093)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 10/31/08	—	$7,104
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	2,021
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 1/31/09	—	$9,125

INTERMEDIATE-TERM BOND PORTFOLIO

Schedule of Investments

As of January 31, 2009 (Unaudited)

MOODY'S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS—119.1%

		ASSET-BACKED SECURITIES—2.1%

		BA Credit Card Trust,
		Series 2008-A5, Class A5
Aaa	$1,000	1.533%(c), 12/16/13	$930,626
		Securitized Asset Backed Receivables LLC Trust,
		Series 2007-BR5, Class A2A
Aa2	648	0.519%(c), 05/25/37	517,017
		SLM Student Loan Trust,
		Series 2006-8, Class A2
Aaa	511	1.159%(c), 10/25/16	500,317
		Series 2008-9, Class A
Aaa	2,393	2.659%(c), 04/25/23	2,299,152
		Wells Fargo Home Equity Trust,
		Series 2005-2, Class AII2, 144A (original cost $187,349; purchased 09/29/06)(f)(g)
Aaa	187	0.629%(c), 10/25/35	174,342

		TOTAL ASSET-BACKED SECURITIES (cost $4,687,470)	4,421,454

		BANK NOTES(c)—0.3%

		First Data Corp., Term B2(f)(g)
NR	931	5.95%, 09/24/14 (original cost $878,265; purchased 02/08/08, 12/22/08)	585,127
NR	59	6.51%, 09/24/14 (original cost $52,349; purchased 02/08/08)	37,072

		TOTAL BANK NOTES (cost $938,182)	622,199

		COLLATERALIZED MORTGAGE OBLIGATIONS—7.5%

		American Home Mortgage Investment Trust,
		Series 2004-4, Class 5A
Aaa	318	4.44%(c), 02/25/45	179,388
		Bank of America Funding Corp.,
		Series 2006-A, Class 1A1
Aaa	348	4.609%(c), 02/20/36	303,705
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2004-8, Class 11A2
Aaa	470	4.634%(c), 11/25/34	374,382
		Series 2004-8, Class 13A1
Aaa	939	5.509%(c), 11/25/34	674,198
		Bear Stearns Alt-A Trust,
		Series 2006-6, Class 31A1
B3	845	5.743%(c), 11/25/36	430,182
		Series 2006-6, Class 32A1
B3	777	5.737%(c), 11/25/36	395,718
		Citigroup Mortgage Loan Trust, Inc.,
		Series 2005-11, Class A2A
Aaa	356	4.70%(c), 12/25/35	272,644
		Series 2006-AR1, Class 1A1
AAA(d)	1,814	4.90%(c), 10/25/35	1,230,076
		Countrywide Alternative Loan Trust,
		Series 2003-J3, Class 2A1
Aaa	115	6.25%, 12/25/33	99,080
		Countrywide Home Loan Mortgage Pass-Through Trust,
		Series 2003-R4, Class 2A, 144A (original cost $160,379; purchased 12/01/03)(f)(g)
Aaa	153	6.50%(c), 01/25/34	142,480
		Series 2004-25, Class 1A1
Aaa	872	0.719%(c), 02/25/35	442,696
		Credit Suisse First Boston Mortgage Securities Corp.,
		Series 2003-8, Class 5A1
Aaa	31	6.50%, 04/25/33	25,832
		Series 2005-C6, Class A1
Aaa	158	4.938%, 12/15/40	156,691

		Federal Home Loan Mortgage Corp.,
		Series 2772, Class NQ
Aaa	162	4.50%, 12/15/13	162,400
		Series 2828, Class EN
Aaa	550	4.50%, 10/15/23	550,458
		Series 2844, Class PQ
Aaa	31	5.00%, 05/15/23	31,430
		Series 2892, Class BL
Aaa	444	5.00%, 01/15/18	455,496
		Series 2931, Class JA
Aaa	419	5.00%, 07/15/25	424,604
		Series 3346, Class FA
Aaa	3,402	0.563%(c), 02/15/19	3,328,089
		Federal National Mortgage Assoc.,
		Series 2003-83, Class A
Aaa	30	4.25%, 04/25/28	29,555
		Series 2003-83, Class PB
Aaa	18	3.50%, 09/25/16	17,729
		Series 2006-67, Class PA
Aaa	602	5.50%, 03/25/28	616,105
		FHLMC Structured Pass-Through Securities,
		Series T-59, Class 1A2
Aaa	307	7.00%, 10/25/43	320,470
		Series T-75, Class A1
Aaa	1,188	0.429%(c), 12/25/36	1,126,757
		GE Capital Commercial Mortgage Corp.,
		Series 2002-3A, Class A1
AAA(d)	263	4.229%, 12/10/37	257,341
		Government National Mortgage Assoc.,
		Series 1995-2, Class KQ
Aaa	75	8.50%, 03/20/25	81,735
		Series 2000-9, Class FG
Aaa	103	0.929%(c), 02/16/30	102,304
		Series 2000-9, Class FH
Aaa	157	0.829%(c), 02/16/30	156,750
		Series 2000-11, Class PH
Aaa	302	7.50%, 02/20/30	321,109
		Greenpoint Mortgage Funding Trust,
		Series 2005-AR2, Class A1
Aaa	515	0.619%(c), 06/25/45	251,452
		GS Mortgage Securities Corp II,
		Series 2001-1285, Class A1, 144A (original cost $369,117; purchased 10/09/02)(f)(g)
Aaa	342	6.044%, 08/15/18	339,910
		GSR Mortgage Loan Trust,
		Series 2005-AR6, Class 2A1
Aaa	509	4.54%(c), 09/25/35	418,613
		Merrill Lynch Floating Trust,
		Series 2008-LAQA, Class A1, 144A (original cost $369,000; purchased 06/26/08)(f)(g)
NR	400	2.486%, 07/09/21	220,000
		Merrill Lynch Mortgage Investors, Inc.,
		Series 2005-A10, Class A
Aaa	366	0.681%(c), 02/25/36	194,283
		MLCC Mortgage Investors, Inc.,
		Series 2005-2, Class 3A
Aaa	316	1.389%(c), 10/25/35	233,852
		Sequoia Mortgage Trust,
		Series 10, Class 2A1
Aaa	517	0.739%(c), 10/20/27	395,782
		Structured Asset Mortgage Investments, Inc.,
		Series 2005-AR5, Class A1
Aaa	130	0.609%(c), 07/19/35	62,342
		Series 2006-AR3, Class 12A1
Aaa	449	0.609%(c), 09/25/36	196,621
		Structured Asset Securities Corp.,
		Series 2001-21A, Class 1A1
Aaa	45	5.221%(c), 01/25/32	36,553
		Washington Mutual, Inc., Mortgage Pass-Through Certificate,
		Series 2002-AR6, Class A

Aaa		438	3.453%(c), 06/25/42	315,018
			Series 2002-AR9, Class 1A
Aaa		23	3.453%(c), 08/25/42	15,523

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $19,259,806)	15,389,353

			CORPORATE BONDS—43.2%

			Airlines—0.9%
			United Air Lines, Inc.,(g)
			Equipment Trust
NR		1,211	10.85%, 02/19/15	369,251
			Pass-Through Certificates
B2		1,700	6.831%, 03/01/24	1,564,000

				1,933,251

			Commercial Banks—10.0%
			American Express Bank, FSB,
			Sr. Unsec’d. Notes
A1		2,300	5.50%, 04/16/13	2,200,051
			ANZ National International Ltd.,
			Gtd. Notes, 144A (New Zealand) (original cost $2,197,932; purchased 07/09/08)(f)(g)
Aa2		2,200	6.20%, 07/19/13	2,132,515
			Bank of America Corp.,
			Sr. Unsec’d. Notes
A1		600	2.299%(c), 02/17/09	599,961
			Bank of America NA,
			Sr. Unsec’d. Notes
Aa2		3,000	1.822%(c), 05/12/10	2,933,208
			Barclays Bank PLC,
			Sr. Unsec’d. Notes (United Kingdom)
Aa3		2,300	5.45%, 09/12/12	2,294,804
			Charter One Bank NA,
			Sr. Unsec’d. Notes
Aa3		2,200	1.209%(c), 04/24/09	2,183,870
			Credit Suisse New York,
			Sr. Unsec’d. Notes, MTN (Switzerland)
Aa1		2,200	5.00%, 05/15/13	2,131,131
			HSBC Bank USA,
			Sr. Unsec’d. Notes
Aa2		300	2.126%(c), 12/14/09	290,567
			Korea Development Bank,
			Sr. Unsec’d. Notes
A2		2,670	4.75%, 07/20/09	2,649,959
			National Australia Bank Ltd.,
			Sr. Unsec’d. Notes, 144A (Australia)(original cost $1,200,000; purchased 09/06/06)(f)(g)
Aa1		1,200	2.204%(c), 09/11/09	1,200,709
			Rabobank Capital Funding II,
			Sub. Notes, 144A (original cost $1,419,795; purchased 01/30/08)(f)(g)
Aa2		1,500	5.26%(c), 12/29/49	791,310
			Sumitomo Mitsui Banking Corp.,
			Sub. Notes, MTN (Japan)
NR	JPY	100,000	1.776%(c), 11/26/49	1,071,973

				20,480,058

			Distribution/Wholesale—0.1%

			SUPERVALU, Inc.,
			Sr. Unsec’d. Notes
Ba3		300	7.50%, 11/15/14	286,500

			Diversified Financial Services—19.1%

			Allstate Life Global Funding Trusts,
			Notes, MTN
A1		2,300	5.375%, 04/30/13	2,320,182
			American Express Credit Corp.,
			Sr. Unsec’d. Notes, MTN
A1		1,800	5.875%, 05/02/13	1,741,984
			Bear Stearns Cos. LLC (The),

		Sr. Unsec’d. Notes
Aa3	600	1.404%(c), 01/31/11	563,159
Aa3	200	2.359%(c), 08/15/11	184,990
		Sr. Unsec’d. Notes, MTN
Aa3	500	1.354%(c), 05/18/10	482,531
Aa3	500	2.263%(c), 08/21/09	496,876
Aa3	500	2.371%(c), 11/28/11	463,795
Aa3	700	6.95%, 08/10/12	733,878
		Capital One Bank USA NA,
		Sr. Sub. Notes
A3	2,300	6.50%, 06/13/13	2,220,073
		Caterpillar Financial Service Corp.,
		Sr. Unsec’d. Notes, MTN
A2	1,200	1.278%(c), 08/11/09	1,184,286
		Citigroup, Inc.,
		Sr. Unsec’d. Notes
A2	3,600	5.50%, 04/11/13	3,293,186
A2	500	6.50%, 08/19/13	477,755
		Countrywide Financial Corp.,
		Gtd. Notes, MTN
A1	2,000	5.80%, 06/07/12	1,966,020
		General Electric Capital Corp.,
		Sr. Unsec’d. Notes
Aaa	275	3.323%(c), 08/02/12	240,040
		Sr. Unsec’d. Notes, MTN
Aaa	800	1.30%(c), 11/01/12	688,060
Aaa	2,000	1.391%(c), 05/08/13	1,715,934
		Sub. Notes, 144A (original cost $1,353,129; purchased 08/30/07)(f)(g)
Aa1	1,000	5.50%(c), 09/15/67	685,588
		Goldman Sachs Group, Inc. (The),
		Sr. Unsec’d. Notes
A1	1,500	1.375%(c), 10/23/09	1,469,830
A1	1,800	1.588%(c), 06/23/09	1,780,486
A1	1,750	1.766%(c), 06/28/10	1,626,772
		Sr. Unsec’d. Notes, MTN
A1	1,000	1.821%(c), 10/07/11	867,439
		HSBC Finance Corp.,
		Sr. Unsec’d. Notes
Aa3	400	1.193%(c), 10/21/09	382,234
		John Deere Capital Corp.,
		Sr. Unsec’d. Notes, MTN
A2	3,400	2.939%(c), 06/10/11	3,211,742
		JPMorgan Chase & Co.,
		Sr. Unsec’d. Notes, MTN
Aa3	2,600	2.746%(c), 06/13/11	2,455,786
		Lehman Brothers Holdings, Inc.,
		Sr. Unsec’d. Notes, MTN(i)
NR	1,800	2.85%, 12/23/24	238,500
NR	600	5.625%, 01/24/13	84,000
		Macquarie Bank Ltd.,
		Gov’t. Gtd.,144A (Australia) (original cost $2,100,000; purchased 01/15/09)(f)(g)
Aaa	2,100	1.286%(c), 02/16/10	2,098,923
		Merrill Lynch & Co., Inc.,
		Sr. Unsec'd. Notes, MTN
A1	1,400	6.15%, 04/25/13	1,351,045
		Morgan Stanley,
		Sr. Unsec’d. Notes
A2	600	1.393%(c), 01/18/11	522,414
		Sr. Unsec’d. Notes, MTN
A2	1,600	6.00%, 04/28/15	1,450,048
		Royal Bank of Scotland Group PLC,
		Sr. Sub. Notes (United Kingdom)
A2	1,100	5.05%, 01/08/15	930,616

		SLM Corp.,
		Sr. Unsec’d. Notes, MTN
Baa2	1,200	1.299%(c), 07/27/09	1,154,734

			39,082,906

		Electric—1.8%

		NiSource Finance Corp.,
		Gtd. Notes
Baa3	1,500	2.723%(c), 11/23/09	1,417,090
		Public Service Electric & Gas Co.,
		Sec’d. Notes, MTN
A3	2,300	5.30%, 05/01/18	2,227,341

			3,644,431

		Electric-Integrated—0.8%

		Dayton Power & Light Co. (The),
		First Mortgage
A2	500	5.125%, 10/01/13	502,287
		Enel Finance International SA,
		Gtd. Notes, 144A (original cost $1,197,444; purchased 09/13/07)(f)(g)
A2	1,200	5.70%, 01/15/13	1,176,685

			1,678,972

		Financial Services—5.7%

		Fannie Mae,
		Notes
Aaa	700	2.00%, 01/09/12	698,848
		New York Community Bank,
		FDIC Gtd. Notes
AAA(d)	1,400	3.00%, 12/16/11	1,430,443
		Rabobank Nederland NV,
		Notes, 144A (Netherlands) (original cost $2,000,000; purchased 05/14/08)(f)(g)
Aaa	2,000	2.639%(c), 05/19/10	1,991,974
		Sovereign Bancorp, Inc.,
		FDIC Gtd.
AAA(d)	5,700	2.50%, 06/15/12	5,703,215
		Westpac Banking Corp.,
		Gov’t. Gtd., 144A (Australia) (original cost $2,053,980; purchased 01/14/09)(f)(g)
Aaa	2,000	3.25%, 12/16/11	2,020,720

			11,845,200

		Forest Products—0.1%

		Weyerhaeuser Co.,
		Sr. Unsec’d. Notes
Baa2	200	2.466%(c), 09/24/09	192,982

		Household & Personal Products—0.8%

		Kimberly-Clark Corp.,
		Sr. Unsec’d. Notes
A2	1,700	1.274%(c), 07/30/10	1,678,136

		Insurance—0.2%

		American International Group, Inc.,
		Jr. Sub. Debs., 144A (original cost $176,250; purchased 11/17/08)(f)(g)
Baa1	500	8.175%(c), 05/15/58	185,594
		Sr. Unsec'd. Notes
A3	160	4.25%, 05/15/13	126,196

			311,790

		Media—0.6%

		Walt Disney Co. (The),
		Sr. Unsec’d. Notes
A2	1,200	2.289%(c), 09/10/09	1,193,020

		Miscellaneous Manufacturing—0.6%

		Siemens Financieringsmaatschappij NV,
		Co. Gtd. Notes, 144A (Netherlands) (original cost $1,200,000; purchased 08/09/06)(f)(g)
A1	1,200	2.183%(c), 08/14/09	1,200,509

			Oil, Gas & Consumable Fuels—1.2%
			XTO Energy, Inc.,
			Sr. Unsec’d. Notes
Baa2		2,500	4.625%, 06/15/13	2,364,052

			Real Estate Investment Trusts—0.5%

			Ventas Realty LP,
			Gtd. Notes
Ba1		1,200	6.75%, 04/01/17	1,002,000

			Telecommunications—0.8%

			France Telecom SA,
			Sr. Unsec’d. Notes (France)
A3		1,000	8.50%, 03/01/31	1,277,662
			Sprint Nextel Corp.,
			Sr. Unsec’d. Notes
Ba2		500	1.866%(c), 06/28/10	427,495

				1,705,157

			TOTAL CORPORATE BONDS (cost $94,316,922)	88,598,964

			FOREIGN GOVERNMENT BONDS—1.4%

			Republic of Brazil,
			Sr. Unsec’d. Notes
Ba1	BRL	1,200	10.25%, 01/10/28	490,086
			Republic of Panama,
			Sr. Unsec’d. Notes
Ba1		1,500	9.375%, 04/01/29	1,683,750
			Republic of South Africa,
			Sr. Unsec’d. Notes
Baa1		750	5.875%, 05/30/22	648,750

			TOTAL FOREIGN GOVERNMENT BONDS (cost $2,894,692)	2,822,586

			MUNICIPAL BONDS—1.0%

			California—0.3%

			Golden State Tobacco Securitization Corp.,
			Revenue Bonds
Baa3		100	5.00%, 06/01/33	62,186
			Tobacco Securitization Authority of Southern California,
			Revenue Bonds
Baa3		800	5.00%, 06/01/37	437,336

				499,522

			Hawaii—0.4%

			Honolulu City & County,
			Revenue Bonds
Aa3		1,000	4.75%, 07/01/28	891,400

			Virginia—0.3%

			Tobacco Settlement Financial Authority of West Virginia,
			Revenue Bonds
Baa3		985	7.467%, 06/01/47	588,331

			TOTAL MUNICIPAL BONDS (cost $2,544,331)	1,979,253

			U.S. GOVERNMENT AGENCY OBLIGATIONS—1.4%

			Federal National Mortage Assoc.
		2,000	6.00%, TBA	2,056,250
		800	5.25%, 08/01/12	826,592

			TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,867,908)	2,882,842

			U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS—62.2%

			Federal Home Loan Mortgage Corp.
		2,607	6.00%, 11/01/37-12/01/37	2,692,060
		11,500	6.00%, TBA	11,866,562

—(r)	9.25%, 01/01/10	45
	Federal National Mortgage Assoc.
66	4.75%(c), 08/01/24	65,894
8,040	5.00%, 10/01/17-08/01/20	8,257,216
11,500	5.00%, TBA	11,690,463
7	5.063%(c), 12/01/30	7,329
119	5.144%(c), 07/01/25	118,688
52,461	5.50%, 07/01/17-11/13/38	53,801,271
9,489	6.00%, 11/01/12-05/13/38	9,803,483
10,000	6.00%, TBA	10,306,250
	Government National Mortgage Assoc.
67	4.125%, 10/20/24-12/20/26	67,612
231	4.625%, 08/20/26-07/20/30	231,671
17,000	5.00%, TBA	17,260,304
342	5.25%(c), 03/20/30	347,110
354	5.375%, 05/20/23-06/20/27	361,837
590	6.00%, 01/15/29-07/15/29	610,395
158	6.50%, 10/15/25-06/15/29	164,344
60	8.00%, 09/20/30-07/20/31	64,106

	TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $126,015,419)	127,716,640

	TOTAL LONG-TERM INVESTMENTS (cost $253,524,730)	244,433,291

	SHORT-TERM INVESTMENTS—5.4%

	REPURCHASE AGREEMENTS(m)—2.7%

4,600	U.S. Treasury 0.25%, dated 01/30/09, due 02/02/09 in the amount of $4,600,096
	(cost $4,600,000; the value of collateral plus accrued interest was $4,693,517)	4,600,000
1,000	U.S. Treasury 0.26%, dated 01/30/09, due 02/02/09 in the amount of $1,000,022
	(cost $1,000,000; the value of collateral plus accrued interest was $1,024,167)	1,000,000

	TOTAL REPURCHASE AGREEMENTS (cost $5,600,000)	5,600,000

	U.S. TREASURY OBLIGATION—0.7%
	U.S. Treasury Bill(n)
	0.14%, 04/09/09
1,480	(cost $1,479,498)	1,479,414

CONTRACTS/ NOTIONAL AMOUNTS

	OPTIONS PURCHASED *—0.3%

	Call Options—0.3%

	Interest Rate Swap Options,
6,200	expiring 07/05/2009 @ 3.60%	204,237
1,200	expiring 08/03/2009 @ 3.45%	34,908
9,800	expiring 08/03/2009 @ 3.45%	285,087

	TOTAL OPTIONS PURCHASED (cost $182,438)	524,232

SHARES

	AFFILIATED MONEY MARKET MUTUAL FUND—1.7%

3,498,686	Dryden Core Investment Fund - Taxable Money Market Series (cost $3,498,686)(w)	3,498,686

	TOTAL SHORT-TERM INVESTMENTS (cost $10,760,622)	11,102,332

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—124.6% (cost $264,285,352)(p)	255,535,623

CONTRACTS/ NOTIONAL AMOUNTS

	OPTIONS WRITTEN—(0.3)%

	Call Options—(0.3)%
	Interest Rate Swap Options,
2,000	expiring 04/30/2009 @ 1.80%	(1,987)
2,700	expiring 07/05/2009 @ 4.20%	(196,493)
3,300	expiring 08/03/2009 @ 4.40%	(310,467)
500	expiring 08/05/2009 @ 4.15%	(34,653)

		(543,600)

	Put Options
	90 Day Eurodollar Futures,
220	expiring 03/19/2009, Strike Price $98.50	(5,913)
	Interest Rate Swap Options,
2,000	expiring 04/27/2009 @ 3.50%	(10,963)

		(16,876)

	TOTAL OPTIONS WRITTEN (premiums received $205,234)	(560,476)

PRINCIPAL AMOUNT (000)#

	SECURITIES SOLD SHORT—(17.2)%

	U.S. Government Mortgage Backed Obligations

	Federal National Mortgage Assoc.
$7,100	5.00%, TBA	(7,264,187)
8,700	5.50%, TBA	(8,963,714)
18,700	5.50%, TBA	(19,138,291)

	TOTAL SECURITIES SOLD SHORT (proceeds received $35,533,602)	(35,366,192)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT—107.0% (cost $228,546,516)	219,608,955
	Other liabilities in excess of other assets(x)—(7.0)%	(14,457,415)

	NET ASSETS —100%	$205,151,540

The following abbreviations were used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FSB	Federal Savings Bank
MTN	Medium Term Note
NR	Not Rated by Moodys or Standard & Poor’s
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound

JPY	Japanese Yen
#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The rating reflected is as of January 31, 2009. Rating of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $16,914,989. The aggregate value of $14,983,458 is approximately 7.3% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rate shown is the effective yield at purchase date.
(p)	The United States federal income tax basis of the Portfolio’s investments was $264,308,120; accordingly, net unrealized depreciation on investments for federal income tax purposes was $8,772,497 (gross unrealized appreciation - $3,298,346; gross unrealized depreciation - $12,070,843). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at January 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2009	Unrealized Appreciation (Depreciation)
Long Positions:

252	90 Day Euro Futures	Mar 09	$60,881,713	$62,215,651	$1,333,938
59	90 Day Euro Futures	Jun 09	14,163,688	14,563,413	399,725
646	90 Day Euro Futures	Dec 09	154,969,475	158,996,750	4,027,275
50	90 Day Euro Futures	Dec 10	12,245,000	12,194,375	(50,625)
431	90 Day Euro Futures	Mar 11	105,528,250	104,937,725	(590,525)
66	90 Day Euro Futures	Jun 11	16,108,200	16,041,300	(66,900)
48	90 Day Euro Futures	Sep 11	11,695,950	11,649,000	(46,950)
48	90 Day Euro Futures	Dec 11	11,681,625	11,632,200	(49,425)

					4,956,513

Short Position:

70	2 Year Treasury Note	Mar 09	15,162,656	15,233,750	(71,094)

					$4,885,419 (1)

(1)	Cash of $1,752,000 has been segregated with the broker to cover requirements for open futures contacts as of January 31, 2009.

Forward foreign currency exchange contracts outstanding at January 31, 2009:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Australian Dollar,
Expiring 02/13/09	AUD	1,603	$1,084,385	$1,017,522	$(66,863)
Chinese Yuan,
Expiring 0715/09	CNY	28,670	4,401,000	4,115,538	(285,462)

			$5,485,385	$5,133,060	$(352,325)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 02/20/09	AUD	2,090	$1,410,750	$1,325,983	$84,767
British Pound,
Expiring 02/26/09	GBP	865	1,311,340	1,253,052	58,288
Chinese Yuan,
Expiring 0715/09	CNY	22,772	3,150,000	3,268,837	(118,837)
Euro,
Expiring 02/12/09	EUR	649	889,779	830,823	58,956
Japanese Yen,
Expiring 03/05/09	JPY	77,801	828,375	866,557	(38,182)

			$7,590,244	$7,545,252	$44,992

Interest rate swap agreements outstanding at January 31, 2009:

Counterparty	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America, N.A.(2)	12/17/38		$1,300	5.00%	3 month LIBOR	$(232,968)
Barclays Capital(1)	06/17/11		47,700	4.00%	3 month LIBOR	303,945
Barclays Capital(2)	06/17/19		8,900	4.00%	3 month LIBOR	(804,558)
Barclays Capital(2)	12/17/38		600	5.00%	3 month LIBOR	(191,743)
Credit Suisse International(1)	06/17/10		9,500	4.00%	3 month LIBOR	228,610
Deutsche Bank(1)	06/17/11		96,100	4.00%	3 month LIBOR	964,854
Deutsche Bank(2)	12/17/28		4,500	5.00%	3 month LIBOR	(1,051,305)
Merrill Lynch & Co.(1)	06/17/11		1,500	4.00%	3 month LIBOR	30,499
Merrill Lynch & Co.(2)	12/17/38		3,000	5.00%	3 month LIBOR	(1,050,672)
Merrill Lynch & Co.(2)	06/17/19		3,600	4.00%	3 month LIBOR	(368,328)
Deutsche Bank(1)	01/15/10	AUD	2,600	6.50%	6 month Australian Bank Bill rate	57,905
UBS AG(1)	03/15/11	AUD	6,600	7.50%	6 month Australian Bank Bill rate	337,410
Barclays Capital(1)	03/18/14	GBP	10,100	5.00%	6 month LIBOR	1,607,964
Barclays Capital(2)	03/18/39	GBP	2,700	4.50%	6 month LIBOR	(554,206)

						$(722,593)

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2009:

Counterparty	Termination Date	Notional Amount# (000) (4)	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices - Sell Protection (1):
Deutsche Bank	12/20/12	6,806	0.72%	Dow Jones CDX IG9 5Y Index	$70,838	$—	$70,838
Goldman Sachs	12/20/12	2,333	0.70%	Dow Jones CDX IG9 5Y Index	22,013	—	22,013

					$92,851	$—	$92,851

Counterparty	Termination Date	Notional Amount# (000) (4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at January 31, 2009 (5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on corporate and/or sovereign issues - Sell Protection (1):
Barclays Capital	03/20/13	$2,500	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	3.316%	$(203,254)	$—	$(203,254)
Barclays Capital	06/20/10	2,000	4.10%	Countrywide Home Loan, 6.00%, due 01/24/18	1.918%	69,189	—	69,189
Merrill Lynch & Co.	06/20/12	200	0.28%	Enbridge Energy Partners, 4.75%, due 06/01/13	5.345%	(29,183)	—	(29,183)
Bank of America, N.A.	06/20/12	200	0.33%	Energy Transfer Partners, 5.95%, due 02/01/15	5.091%	(26,966)	—	(26,966)
Citigroup	03/20/09	1,300	0.80%	General Electric Capital Corp., 6.00%, due 06/15/12	4.924%	(6,006)	—	(6,006)
Merrill Lynch & Co.	06/20/12	200	0.29%	Kinder Morgan, 6.75%, due 03/15/11	2.705%	(14,906)	—	(14,906)
Bank of America, N.A.	09/20/12	700	0.89%	Merrill Lynch, 5.00%, due 01/15/15	1.853%	(21,942)	—	(21,942)
Merrill Lynch & Co.	09/20/12	3,800	0.80%	Morgan Stanley, 6.60%, due 04/01/12	3.920%	(369,370)	—	(369,370)
Bank of America, N.A.	06/20/12	200	0.32%	Plains All-American Pipeline, 7.75%, due 10/15/12	4.930%	(26,842)	—	(26,842)
Bank of America, N.A.	06/20/12	200	0.32%	Valero Energy Corp., 6.875%, due 04/15/12	2.682%	(14,571)	—	(14,571)

						$(643,851)	$—	$(643,851)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness

Counterparty	Termination Date	Notional Amount# (000) (4)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation
Credit default swaps—Buy Protection (2):
Deutsche Bank	06/20/12	$200	0.23%	Diamond Offshore Drilling, 0% (Convertible), 06/06/20	$8,047
Deutsche Bank	06/20/12	200	0.50%	GlobalSantaFe Corp., 5.00%, due 02/15/13	1,080
Citigroup	06/20/12	200	0.48%	Nabors Industries, Inc., 5.375%, due 08/15/12	18,134
Deutsche Bank	06/20/12	200	0.51%	Noble Corp., 5.875%, due 06/01/13	5,686

					$32,947

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount up to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount up to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$3,498,686	$4,885,419
Level 2 - Other Significant Observable Inputs - Long	252,036,937	(1,547,979)
Level 2 - Other Significant Observable Inputs - Short	(35,926,668)	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$219,608,955	$3,337,440

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and January 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

MORTGAGE BACKED SECURITIES PORTFOLIO

Schedule of Investments
As of January 31, 2009 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS—162.5%

	U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS—130.4%
	Federal Home Loan Mortgage Corp.,
$1,904	4.50%, TBA	$1,912,330
2,915	4.50%, TBA	2,917,734
4,379	5.00%, 10/01/35	4,454,263
1,336	6.00%, 01/01/15-02/01/21	1,390,922
148	6.50%, 01/01/18-06/01/22	154,999
34	7.50%, 06/01/28	36,086
8	8.50%, 04/01/18-07/01/21	8,721
1	9.00%, 03/01/11	1,375
23	11.50%, 03/01/16	27,218
	Federal National Mortgage Assoc.,
2,004	4.50%, 03/01/35(k)	2,019,324
7,078	5.00%, 11/01/18-08/01/35	7,219,796
230	5.00%, 07/01/33(k)	234,798
1,340	5.00%, TBA	1,362,193
10,359	5.50%, 06/01/33-06/01/37	10,631,690
5,700	5.50%, TBA	5,833,597
820	5.78%, 11/01/11	853,642
11,612	6.00%, 04/01/14-10/01/37	11,987,780
41	6.095%, 03/01/12	43,151
1,333	6.50%, 05/01/14-09/01/34	1,392,829
1,513	6.50%, TBA	1,570,683
11	7.00%, 05/01/12-07/01/12	11,312
36	8.00%, 09/01/22-12/01/22	38,626
4	9.75%, 01/01/11-11/01/16	4,557
	Government National Mortgage Assoc.,
500	4.50%, TBA	501,719
194	6.00%, 07/15/24-08/15/24	201,381
2,842	6.50%, 06/15/23-11/15/36	2,954,183
1,491	7.00%, 11/15/31-11/15/33	1,563,208
30	7.50%, 09/15/11-12/20/23	31,529
385	8.00%, 03/15/17-11/15/30	406,723
46	8.25%, 06/20/17-07/20/17	48,781
49	8.50%, 04/20/17	51,614
62	9.00%, 03/15/10-01/15/20	67,541
3	9.50%, 08/15/09-06/15/20	4,937
5	13.50%, 05/15/11	5,391
7	14.00%, 06/15/11	8,163
8	16.00%, 05/15/12	9,552

	TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $58,912,405)	59,962,348

	COLLATERALIZED MORTGAGE OBLIGATIONS—32.1%

	Bear Stearns Commercial Mortgage Securities,
	Series 2004-PWR4, Class A2
1,000	5.286%(c), 06/11/41	945,953
	Citigroup Mortgage Loan Trust, Inc.,
	Series 2006-AR1, Class 3A1
339	5.50%(c), 03/25/36	197,636
	Countrywide Alternative Loan Trust,
	Series 2005-73CB, Class 1A7
439	5.50%, 01/25/36	393,309
	Series 2005-85CB, Class 2A2
1,164	5.50%, 02/25/36	771,389
	Series 2005-J11, Class 1A3
1,372	5.50%, 11/25/35	989,705
	Series 2007-HY5R, Class 2A1A
877	5.544%(c), 03/25/47	569,941
	Countrywide Home Loan Mortgage Pass-Through Trust,
	Series 2006-14, Class A3

1,315	6.25%, 09/25/36	1,115,136
	Series 2006-J2, Class 1A6
90	6.00%, 04/25/36	68,199
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
	Series T-42, Class A5
192	7.50%, 02/25/42	202,042
	Federal Home Loan Mortgage Corp.,
	Series 74, Class F
19	6.00%, 10/15/20	18,846
	Series 83, Class Z
4	9.00%, 10/15/20	4,035
	Series 186, Class E
30	6.00%, 08/15/21	29,840
	Series 245, Class IO, IO
108	5.00%, 05/15/37	14,609
	Series 1058, Class H
10	8.00%, 04/15/21	10,965
	Series 1116, Class I
8	5.50%, 08/15/21	7,710
	Series 1120, Class L
36	8.00%, 07/15/21	37,071
	Series 1630, Class PJ
11	6.00%, 05/15/23	11,106
	Series 2627, Class BG
865	3.25%, 06/15/17	859,838
	Series 2809, Class UC
425	4.00%, 06/15/19	423,214
	Series 2852, Class VI, IO
851	5.00%, 06/15/24	22,087
	Series 2882, Class YI, IO
352	5.00%, 03/15/24	5,641
	Series 2915, Class K1, IO
380	5.00%, 06/15/24	8,001
	Series 2995, Class ST, IO
1,292	6.417%(c), 05/15/29	114,336
	Series 3279, Class SD, IO
4,177	6.097%(c), 02/15/37	313,369
	Series 3309, Class SC, IO
3,726	6.117%(c), 04/15/37	269,710
	Federal National Mortgage Assoc.,
	Series 56, Class 1
13	6.00%, 04/01/19	14,724
	Series 340, Class 2, IO
553	5.00%, 09/01/33	78,008
	Series 347, Class 2, IO
1,187	5.00%, 01/01/34	167,021
	Series 353, Class 2, IO
840	5.00%, 08/01/34	118,535
	Series 377, Class 2, IO
208	5.00%, 10/01/36	29,171
	Series 1988-19, Class J
14	8.50%, 07/25/18	14,939
	Series 1990-10, Class L
5	8.50%, 02/25/20	5,980
	Series 1990-108, Class G
14	7.00%, 09/25/20	15,128
	Series 1991-21, Class J
15	7.00%, 03/25/21	15,812
	Series 1992-113, Class Z
28	7.50%, 07/25/22	30,204
	Series 1993-223, Class ZA
276	6.50%, 12/25/23	297,483
	Series 2001-51, Class QN
362	6.00%, 10/25/16	381,425
	Series 2003-33, Class PT
157	4.50%, 05/25/33	160,515
	Series 2007-22, Class SD, IO
2,333	6.011%(c), 03/25/37	179,033

	Series G-14, Class L
17	8.50%, 06/25/21	18,343
	Series G92-24, Class Z
18	6.50%, 04/25/22	18,306
	Series G92-59, Class D
91	6.00%, 10/25/22	95,952
	Series G94-4, Class PG
316	8.00%, 05/25/24	346,895
	First Boston Mortgage Securities Corp.,
	Series B, Class I-O, IO
45	8.985%, 04/25/17	10,214
	Series B, Class P-O, PO
45	3.77%(n), 04/25/17	33,560
	Government National Mortgage Assoc.,
	Series 2006-35, Class LO, PO
251	5.40%(n), 07/20/36	226,042
	Series 2006-38, Class XS, IO
1,309	6.921%(c), 09/16/35	117,976
	GSR Mortgage Loan Trust,
	Series 2005-AR2, Class 1A2
123	5.828%(c), 04/25/35	88,618
	Series 2007-AR1, Class 2A1
365	5.999%(c), 03/25/47	208,374
	Series 2007-AR2, Class 1A1
353	5.777%(c), 05/25/47	207,494
	JPMorgan Mortgage Trust,
	Series 2007-S2, Class 2A3
843	5.50%, 06/25/37	657,871
	Morgan Stanley Mortgage Loan Trust,
	Series 2004-5AR, Class 3A4
337	4.364%(c), 07/25/34	302,700
	Series 2007-12, Class 3A22
290	6.00%, 08/25/37	174,473
	Residential Asset Securitization Trust,
	Series 2004-A3, Class A7
750	5.25%, 06/25/34	522,782
	Series 2005-A9, Class A3
1,722	5.50%, 07/25/35	682,862
	Salomon Brothers Mortgage Securities VI, Inc.,
	Series 1986-1, Class A
4	6.00%, 12/25/11	4,298
	Thornburg Mortgage Securities Trust,
	Series 2005-1, Class A3
622	4.769%(c), 04/25/45	485,033
	Wells Fargo Mortgage Backed Securities Trust,
	Series 2005-AR13, Class A1
1,500	5.31%(c), 05/25/35	1,014,795
	Series 2006-AR10, Class 5A2
691	5.594%(c), 07/25/36	625,001

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $18,054,250)	14,753,255

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—162.5% (cost $76,966,655)(p)	74,715,603

	SECURITIES SOLD SHORT—(12.5)%

	U.S. Government Mortgage Backed Obligations
	Federal Home Loan Mortgage Corp.,
1,871	5.0%, TBA	(1,899,649)

	Federal National Mortgage Assoc.,
1,480	5.00%, TBA	(1,504,512)
1,000	5.50%, TBA	(1,023,438)

1,300	6.00%, TBA	(1,339,812)

		(3,867,762)

	TOTAL SECURITIES SOLD SHORT (proceeds received $5,828,285)	(5,767,411)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—150.0% (cost $71,138,370)	68,948,192
	Other liabilities in excess of other assets(x)—(50.0)%	(22,979,999)

	NET ASSETS—100%	$45,968,193

The following abbreviations are used in Portfolio descriptions:

IO	Interest Only
PO	Principal Only Securities
TBA	To Be Announced
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(p)	The United States federal income tax basis of the Portfolio’s investments was $77,023,838 ; accordingly, net unrealized depreciation on investments for federal income tax purposes was $2,308,235 (gross unrealized appreciation - $1,837,212 ; gross unrealized depreciation - $4,145,447). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(x)	Other liabilites in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, interest rate swaps, and reverse repurchase agreements as follows:

Open futures contracts outstanding at January 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
13	90 Day Euro Dollar	Sep 09	$3,117,400	$3,205,638	$88,238
21	10 Year U.S. Treasury Notes	Mar 09	2,653,261	2,576,110	(77,151)

					11,087

Short Position:
57	2 Year U.S. Treasury Notes	Mar 09	12,388,359	12,404,625	(16,266)

					$(5,179)

Interest rate swap agreements outstanding at January 31, 2009:

Counter Party	Termination Date	Notional Amount(000)#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Goldman Sachs (1)	11/07/09	$2,725	4.37%	3 Month LIBOR	$63,963
Goldman Sachs (2)	10/31/18	2,600	4.31%	3 Month LIBOR	(169,243)

					$(105,280)

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Reverse Repurchase Agreement outstanding at January 31, 2009:

Broker	Interest Rate	Trade Date	Value at January 31, 2009	Maturity Date	Cost
First Boston Corp.	0.50%	01/13/2009	$15,100,000	02/12/2009	$15,100,000

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	—	$(5,179)
Level 2 - Other Significant Observable Inputs - Long	$74,715,603	(105,280)
Level 2 - Other Significant Observable Inputs - Short	(20,867,411)	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$53,848,192	$(110,459)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and January 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Schedule of Investments

As of January 31, 2009 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
	FEDERAL HOME LOAN BANK —34.6%
$ 4,000	0.30%(n), 05/11/09	$3,996,734
2,500	0.40%(n), 07/06/09	2,495,722
2,000	0.45%(n), 07/07/09	1,996,125
2,000	0.45%(n), 06/25/09	1,996,425
3,000	1.08%(n), 03/11/09	2,996,670
3,500	2.28%(n), 02/27/09	3,494,458
4,000	2.32%(n), 02/04/09	3,999,485
3,000	2.50%(n), 02/10/09	2,998,333
2,000	2.90%(n), 03/17/09	1,993,072
2,000	3.05%(n), 03/12/09	1,993,561
600	1.085%, 02/04/10	600,000

	TOTAL FEDERAL HOME LOAN BANK (cost $28,560,585)	28,560,585

	FEDERAL HOME LOAN MORTGAGE CORP.(n)—22.8%
2,500	0.35%, 06/22/09	2,496,597
2,000	0.35%, 06/30/09	1,997,122
4,000	0.52%, 06/17/09	3,992,200
1,800	0.55%, 02/02/09	1,800,000
4,000	1.00%, 02/24/09	3,997,556
2,500	1.18%, 04/14/09	2,494,182
2,075	1.65%, 03/30/09	2,069,674

	TOTAL FEDERAL HOME LOAN MORTGAGE CORP. (cost $18,847,331)	18,847,331

	FEDERAL NATIONAL MORTGAGE ASSOCIATION(n)—32.7%
2,500	0.30%, 05/15/09	2,497,875
2,000	0.50%, 07/01/09	1,995,861
4,500	0.50%, 06/18/09	4,491,500
3,600	0.55%, 05/29/09	3,593,620
3,500	1.85%, 02/23/09	3,496,223
3,500	1.98%, 02/04/09	3,499,615
4,000	2.39%, 02/17/09	3,996,017
3,500	2.85%, 03/04/09	3,491,687

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (cost $27,062,398)	27,062,398

	REPURCHASE AGREEMENT(m)—10.2%
8,400	JPMorgan Chase Bank, 0.28%, dated 01/30/09, due 02/02/09 in the amount of $8,400,196 (cost $8,400,000; the value of collateral plus accrued interest $8,570,153)	8,400,000

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND—0.6%
528,850	Dryden Core Investment Fund - Taxable Money Market Series(w) (cost $528,850)	528,850

	TOTAL INVESTMENTS—100.9% (amortized cost $83,399,164)(h)	83,399,164

	Liabilities in excess of other assets—(0.9)%	(763,978)

	NET ASSETS—100%	$82,635,186

(h)	Federal income tax basis is the same as for financial reporting purposes.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$528,850	—
Level 2 - Other Significant Observable Inputs	82,870,314	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$83,399,164	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and January 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary, market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued at their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Certain portfolios of the Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the invesent; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bidsoffers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the invesent adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency exchange contracts are valued daily at current forward exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Securities held by the U.S. Government Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter, assuming a constant amortization to maturity of the difference between the principal amount due of maturity and the cost. Short-term debt securities held by the other Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term debt securities held by the other Portfolios, which mature in more than 60 days, are valued at current market quotations.

Certain Portfolios invest in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Reverse Repurchase Agreements: Mortgage Backed Securities Portfolio enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board of Trustees. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By	(Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 31, 2009

By	(Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 31, 2009

*	Print the name and title of each signing officer under his or her signature.